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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-7

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2002

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-2929-12/02

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                              [LOGO] Nationwide(R)

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-7.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-7. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-494-1132 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/fidelity for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 66. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract OWNERS' EQUITY

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 43, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-7
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:
   Investments at fair value:
      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         791,782 shares (cost $7,064,976) ............................................................       $6,302,586
      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         42,844 shares (cost $713,953) ...............................................................          701,778
      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         2,187 shares (cost $20,671) .................................................................           20,536
      AIM VIF - International Equity Fund - Series II Shares (AIMIntEq2)
         68,273 shares (cost $859,444) ...............................................................          850,003
      AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
         16,836 shares (cost $157,377) ...............................................................          160,448
      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         5,219 shares (cost $84,053) .................................................................           84,657
      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         47,252 shares (cost $767,393) ...............................................................          764,071
      Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
         190,976 shares (cost $1,763,870) ............................................................        1,781,804
      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         436,469 shares (cost $4,756,218) ............................................................        4,565,463
      Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB)
         125,070 shares (cost $2,194,853) ............................................................        2,062,411
      Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)
         45,923 shares (cost $847,211) ...............................................................          794,005
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         11,248 shares (cost $106,572) ...............................................................          107,753
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         2,461 shares (cost $45,362) .................................................................           46,504
      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
         11,746 shares (cost $272,315) ...............................................................          263,935
      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         14,326 shares (cost $216,213) ...............................................................          217,903
      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         61,579 shares (cost $273,106) ...............................................................          272,795
      Federated IS - Growth Strategies Fund II (FedGrStrat)
         9,084 shares (cost $124,736) ................................................................          118,095
      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         445,138 shares (cost $3,076,897) ............................................................        3,151,576
      Federated IS - International Equity Fund II (FedIntEq)
         2,607 shares (cost $22,800) .................................................................           22,914

                                                                     (continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         62,060 shares (cost $705,222) ...............................................................          726,721
      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         289,937 shares (cost $3,274,619) ............................................................        3,395,163
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         2,507,932 shares (cost $59,114,648) .........................................................       45,544,040
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         1,649,998 shares (cost $38,822,695) .........................................................       29,864,965
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         1,365,347 shares (cost $30,544,336) .........................................................       24,576,240
      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         2,225,616 shares (cost $109,220,544) ........................................................       52,168,441
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         1,843,508 shares (cost $87,294,307) .........................................................       43,027,482
      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         1,138,691 shares (cost $38,629,283) .........................................................       26,429,008
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         7,229,939 shares (cost $41,320,110) .........................................................       42,873,539
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         3,283,137 shares (cost $28,973,289) .........................................................       19,403,342
      Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
         1,712,061 shares (cost $11,762,410) .........................................................       10,049,798
      Fidelity(R) VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
         85,664,721 shares (cost $85,664,721) ........................................................       85,664,721
      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         2,639,954 shares (cost $54,714,079) .........................................................       28,986,691
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         973,927 shares (cost $14,908,874) ...........................................................       10,654,757
      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
         604,898 shares (cost $6,711,212) ............................................................        6,593,387
      Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal)
         68,833 shares (cost $598,230) ...............................................................          558,234
      Fidelity(R) VIP - Value Portfolio - Service Class 2 (FidVIPVal2)
         169,681 shares (cost $1,576,084) ............................................................        1,374,420
      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         792,915 shares (cost $12,590,468) ...........................................................       10,109,671
      Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
         594,078 shares (cost $9,686,734) ............................................................        7,521,025
      Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
         383,080 shares (cost $5,556,740) ............................................................        4,822,973
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class (FidVIPAMGr)
         604,026 shares (cost $9,218,110) ............................................................        6,239,590
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class (FidVIPAMGrS)
         422,484 shares (cost $6,429,015) ............................................................        4,338,915

      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
         312,272 shares (cost $4,125,104) ............................................................        3,188,301
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         3,438,982 shares (cost $85,088,291) .........................................................       62,245,574
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         2,161,158 shares (cost $53,786,975) .........................................................       38,987,290
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         1,134,367 shares (cost $24,559,498) .........................................................       20,361,883
      Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
         877,891 shares (cost $130,276,205) ..........................................................       87,718,883
      Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)
         8,102,077 shares (cost $102,971,917) ........................................................      110,998,449
      Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
         27,012 shares (cost $200,823) ...............................................................          163,965
      Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
         226,134 shares (cost $1,432,590) ............................................................        1,359,066
      Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
         5,062,797 shares (cost $70,698,377) .........................................................       61,563,608
      Fidelity(R) VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
         1,455,613 shares (cost $21,101,918) .........................................................       17,627,479
      Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
         774,287 shares (cost $10,551,006) ...........................................................        9,330,159
      Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
         113,744 shares (cost $719,320) ..............................................................          641,518
      Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
         511,393 shares (cost $3,235,219) ............................................................        2,874,031
      Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
         2,811,571 shares (cost $42,868,313) .........................................................       30,533,665
      Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
         3,103,824 shares (cost $48,939,268) .........................................................       33,521,304
      Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
         1,348,874 shares (cost $19,023,638) .........................................................       14,473,419
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         12,251,711 shares (cost $239,038,691) .......................................................      143,467,537
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         2,983,978 shares (cost $65,313,442) .........................................................       34,912,546
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
         617,295 shares (cost $10,517,808) ...........................................................        7,185,312
      Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
         145,639 shares (cost $2,770,335) ............................................................        2,550,131
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
         988,995 shares (cost $19,040,999) ...........................................................       17,267,844
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         1,434,379 shares (cost $27,160,385) .........................................................       24,943,853
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
         7,998 shares (cost $62,833) .................................................................           63,184
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPVaIS2)
         101,840 shares (cost $837,600) ..............................................................          809,628

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
         18,117 shares (cost $245,012) ...............................................................          245,841

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
         4,503 shares (cost $43,326) .................................................................           42,822

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         6,203 shares (cost $68,539) .................................................................           68,355

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
         122,270 shares (cost $1,352,398) ............................................................        1,344,966

      Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
         77,070 shares (cost $465,673) ...............................................................          461,651

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,698,556 shares (cost $20,850,304) .........................................................       20,858,268

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         259,673 shares (cost $2,147,624) ............................................................        2,116,337

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         890,751 shares (cost $8,733,694) ............................................................        8,756,084

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         2,294,855 shares (cost $20,938,671) .........................................................       20,516,003

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         990,487 shares (cost $8,641,071) ............................................................        8,409,234

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         1,361,831 shares (cost $12,930,898) .........................................................       12,842,065

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         32,559,214 shares (cost $32,559,214) ........................................................       32,559,214

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         124,354 shares (cost $1,308,758) ............................................................        1,197,527

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,099 shares (cost $8,080) ..................................................................            8,097

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         108,429 shares (cost $820,109) ..............................................................          799,120

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         2,494 shares (cost $38,800) .................................................................           38,433

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         74,161 shares (cost $1,275,049) .............................................................        1,141,338

      MFS(R) VIT - Investors Growth Series - Service Class (MFSInvGrS)
         146,913 shares (cost $1,096,456) ............................................................        1,026,924

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         402,869 shares (cost $1,889,721) ............................................................        1,804,852

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         132,468 shares (cost $1,473,444) ............................................................        1,375,022

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         219,834 shares (cost $1,926,475) ............................................................        1,894,967

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         149,464 shares (cost $4,131,762) ............................................................        3,965,267

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         2,520 shares (cost $45,562) .................................................................           44,604

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         207,168 shares (cost $3,749,529) ............................................................        3,648,224

      Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
         28,181 shares (cost $204,225) ...............................................................          211,639

      Oppenheimer Main Street Growth & Income Fund/VA - Service Class (OppMSGrIncS)
         236,852 shares (cost $3,883,685) ............................................................        3,614,364

      Oppenheimer Main Street Small Cap Fund/VA - Initial Class (OppMSSmCap)
         7,107 shares (cost $68,495) .................................................................           66,168

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         883,694 shares (cost $3,975,784) ............................................................        4,126,851

      Putnam VT International Growth - IB Shares (PVTIntGr)
         8,434 shares (cost $85,216) .................................................................           85,186

      Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
         8,043 shares (cost $104,749) ................................................................           97,798

      Putnam VT Voyager Fund - IB Shares (PVTVoy)
         5,781 shares (cost $125,140) ................................................................          120,655

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         492,286 shares (cost $4,627,738) ............................................................        4,465,037

      Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         95,846 shares (cost $2,014,567) .............................................................        1,825,868

      VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
         56,190 shares (cost $475,846) ...............................................................          469,186

      VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
         67,652 shares (cost $539,344) ...............................................................          520,919

      VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
         712,855 shares (cost $6,658,596) ............................................................        6,622,424

                                                                                                         --------------
            Total investments ........................................................................    1,361,392,299

   Accounts receivable ...............................................................................               --
                                                                                                         --------------
            Total assets .............................................................................    1,361,392,299

Accounts payable .....................................................................................           39,649
                                                                                                         --------------
Contract Owners' Equity (note 4 and note 5) ..........................................................   $1,361,352,650
                                                                                                         ==============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total       AIMBValue2   AIMCapAp2   AIMCapDev
                                                       -------------   ----------   ---------   ---------
   Reinvested dividends ............................   $  30,833,077          74           --       --
   Mortality and expense risk charges (note 2)......     (19,027,514)    (31,567)      (3,265)     (26)
                                                       -------------    --------     --------     ----
      Net investment income (loss) .................      11,805,563     (31,493)      (3,265)     (26)
                                                       -------------    --------     --------     ----

   Proceeds from mutual fund shares sold ...........     849,986,476     259,560      584,361       23
   Cost of mutual fund shares sold .................    (994,624,610)   (336,183)    (650,637)     (28)
                                                       -------------    --------     --------     ----
      Realized gain (loss) on investments ..........    (144,638,134)    (76,623)     (66,276)      (5)
   Change in unrealized gain (loss)
      on investments ...............................    (132,082,786)   (762,389)     (12,174)    (135)
                                                       -------------    --------     --------     ----
      Net gain (loss) on investments ...............    (276,720,920)   (839,012)     (78,450)    (140)
                                                       -------------    --------     --------     ----
   Reinvested capital gains ........................       3,150,025          --           --       --
                                                       -------------    --------     --------     ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(261,765,332)   (870,505)     (81,715)    (166)
                                                       =============    ========     ========     ====

Investment activity:                                    AIMIntEq2    AIMMidCore   AIMPreEq   AIMPreEq2
                                                       -----------   ----------   --------   ---------
   Reinvested dividends ............................         5,306          --        361        2,805
   Mortality and expense risk charges (note 2)......        (5,719)       (486)      (197)      (2,905)
                                                       -----------     -------     ------     --------
      Net investment income (loss) .................          (413)       (486)       164        (100)
                                                       -----------     -------     ------     --------

   Proceeds from mutual fund shares sold ...........    12,352,913      48,351      7,149      184,341
   Cost of mutual fund shares sold .................   (12,301,906)    (50,407)    (7,047)    (239,508)
                                                       -----------     -------     ------     --------
    Realized gain (loss) on investments ............        51,007      (2,056)       102      (55,167)
   Change in unrealized gain (loss)
      on investments ...............................        (9,441)      3,071        604       (3,322)
                                                       -----------     -------     ------     --------
      Net gain (loss) on investments ...............        41,566       1,015        706      (58,489)
                                                       -----------     -------     ------     --------
   Reinvested capital gains ........................            --          --         --           --
                                                       -----------     -------     ------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......        41,153         529        870      (58,589)
                                                       ===========     =======     ======     ========

Investment activity:                                    AlIntlValB    AISmCapValB   AlGrIncB   AlPremGrB
                                                       ------------   -----------   --------   ---------
   Reinvested dividends ............................   $        647         4,530      4,348          --
   Mortality and expense risk charges (note 2) .....         (8,795)      (24,977)   (10,189)     (3,467)
                                                       ------------    ----------   --------    --------
      Net investment income (loss) .................         (8,148)      (20,447)    (5,841)     (3,467)
                                                       ------------    ----------   --------    --------

   Proceeds from mutual fund shares sold ...........     12,379,113     2,280,500    334,464     155,725
   Cost of mutual fund shares sold .................    (12,345,341)   (2,495,478)  (438,926)   (188,521)
                                                       ------------    ----------   --------    --------
      Realized gain (loss) on investments ..........         33,772      (214,978)  (104,462)    (32,796)
   Change in unrealized gain (loss)
      on investments ...............................         17,934      (190,756)  (132,442)    (53,206)
                                                       ------------    ----------   --------    --------
      Net gain (loss) on investments ...............         51,706      (405,734)  (236,904)    (86,002)
                                                       ------------    ----------   --------    --------
   Reinvested capital gains ........................             --         2,265     26,724          --
                                                       ------------    ----------   --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $     43,558      (423,916)  (216,021)    (89,469)
                                                       ============    ==========   ========    ========

Investment activity:                                   DrySmCapIxS   DrySRGro   DryStkIx   FedAmLeadS
                                                       -----------   --------   --------   ----------
   Reinvested dividends ............................         159         120       1,366         --
   Mortality and expense risk charges (note 2) .....        (290)       (129)       (526)      (528)
                                                          ------       -----     -------     ------
      Net investment income (loss) .................        (131)         (9)        840       (528)
                                                          ------       -----     -------     ------

   Proceeds from mutual fund shares sold ...........       7,890         252      42,830      3,086
   Cost of mutual fund shares sold .................      (8,303)       (235)    (42,262)    (3,529)
                                                          ------       -----     -------     ------
      Realized gain (loss) on investments ..........        (413)         17         568       (443)
   Change in unrealized gain (loss)
      on investments ...............................       1,181       1,142      (8,380)     1,690
                                                          ------       -----     -------     ------
      Net gain (loss) on investments ...............         768       1,159      (7,812)     1,247
                                                           ------       -----    -------     ------
   Reinvested capital gains ........................          --          --          --         --
                                                          ------       -----     -------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......         637       1,150      (6,972)       719
                                                          ======       =====     =======     ======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    FedCapApS   FedGrStrat   FedHiIncS   FedIntEq
                                                       ----------   ----------   ---------   --------
   Reinvested dividends ............................     $    --          --         4,054        --
   Mortality and expense risk charges (note 2) .....        (654)       (336)      (12,642)      (69)
                                                         -------      ------      --------    ------
      Net investment income (loss) .................        (654)       (336)       (8,588)      (69)
                                                         -------      ------      --------    ------

   Proceeds from mutual fund shares sold ...........       5,310       1,530       898,765     3,576
   Cost of mutual fund shares sold .................      (6,062)     (1,841)     (948,116)   (4,128)
                                                         -------      ------      --------    ------
      Realized gain (loss) on investments ..........        (752)       (311)      (49,351)     (552)
   Change in unrealized gain (loss)
      on investments ...............................        (311)     (6,641)       74,680       114
                                                         -------      ------      --------    ------
      Net gain (loss) on investments ...............      (1,063)     (6,952)       25,329      (438)
                                                         -------      ------      --------    ------
   Reinvested capital gains ........................          --          --            --        --
                                                         -------      ------      --------    ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $(1,717)     (7,288)       16,741      (507)
                                                         =======      ======      ========    ======

Investment activity:                                   FedQualBd   FedQualBdS     FidVIPEI     FidVIPEIS
                                                       ---------   ----------   -----------   -----------
   Reinvested dividends ............................          --          --      1,048,430       653,178
   Mortality and expense risk charges (note 2) .....      (1,822)    (11,107)      (811,061)     (367,607)
                                                        --------    --------    -----------   -----------
      Net investment income (loss) .................      (1,822)    (11,107)       237,369       285,571
                                                        --------    --------    -----------   -----------

   Proceeds from mutual fund shares sold ...........     183,530     419,437     15,697,366     9,498,866
   Cost of mutual fund shares sold .................    (180,747)   (409,098)   (19,857,647)  (12,546,309)
                                                        --------    --------    -----------   -----------
      Realized gain (loss) on investments ..........       2,783      10,339     (4,160,281)   (3,047,443)
   Change in unrealized gain (loss)
      on investments ...............................      21,499     120,544     (9,633,023)   (5,605,347)
                                                        --------    --------    -----------   -----------
      Net gain (loss) on investments ...............      24,282     130,883    (13,793,304)   (8,652,790)
                                                        --------    --------    -----------   -----------
   Reinvested capital gains ........................          --          --      1,427,029       941,345
                                                        --------    --------    -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      22,460     119,776    (12,128,906)   (7,425,874)
                                                        ========    ========    ===========   ===========

Investment activity:                                    FidVIPEI2      FidVIPGr     FidVIPGrS     FidVIPGr2
                                                       -----------   -----------   -----------   -----------
   Reinvested dividends ............................   $   379,569       215,415        95,011        48,782
   Mortality and expense risk charges (note 2) .....      (318,532)   (1,061,887)     (596,996)     (407,204)
                                                       -----------   -----------   -----------   -----------
      Net investment income (loss) .................        61,037      (846,472)     (501,985)     (358,422)
                                                       -----------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold ...........     2,528,874    26,424,309    16,877,019    11,130,675
   Cost of mutual fund shares sold .................    (3,290,973)  (44,458,169)  (27,903,518)  (22,101,325)
                                                       -----------   -----------   -----------   -----------
      Realized gain (loss) on investments ..........      (762,099)  (18,033,860)  (11,026,499)  (10,970,650)
   Change in unrealized gain (loss)
      on investments ...............................    (5,189,714)  (10,358,811)  (11,517,276)   (1,467,048)
                                                       -----------   -----------   -----------   -----------
      Net gain (loss) on investments ...............    (5,951,813)  (28,392,671)  (22,543,775)  (12,437,698)
                                                       -----------   -----------   -----------   -----------
   Reinvested capital gains ........................       547,026            --            --            --
                                                       -----------   -----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(5,343,750)  (29,239,143)  (23,045,760)  (12,796,120)
                                                       ===========   ===========   ===========   ===========

Investment activity:                                     FidVIPHI     FidVIPHIS     FidVIPHI2    FidVIPMMkt
                                                       -----------   -----------   ----------   ------------
   Reinvested dividends ............................     5,180,187     2,421,374      980,104      1,667,434
   Mortality and expense risk charges (note 2) .....      (657,744)     (209,070)    (119,297)    (1,289,180)
                                                       -----------   -----------   ----------   ------------
      Net investment income (loss) .................     4,522,443     2,212,304      860,807        378,254
                                                       -----------   -----------   ----------   ------------

   Proceeds from mutual fund shares sold ...........    41,833,905     5,872,223    1,370,663    135,375,514
   Cost of mutual fund shares sold .................   (58,041,055)  (11,560,886)  (2,420,666)  (135,375,514)
                                                       -----------   -----------   ----------   ------------
      Realized gain (loss) on investments ..........   (16,207,150)   (5,688,663)  (1,050,003)            --
   Change in unrealized gain (loss)
      on investments ...............................    12,450,707     3,812,246      357,377             --
                                                       -----------   -----------   ----------   ------------
      Net gain (loss) on investments ...............    (3,756,443)   (1,876,417)    (692,626)            --
                                                       -----------   -----------   ----------   ------------
   Reinvested capital gains ........................            --            --           --             --
                                                       -----------   -----------   ----------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       766,000       335,887      168,181        378,254
                                                       ===========   ===========   ==========   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                     FidVIPOv      FidVIPOvS    FidVIPOvS2    FidVIPVal
                                                       ------------   ----------   -----------   ----------
   Reinvested dividends ............................   $    349,848      106,322        66,856          688
   Mortality and expense risk charges (note 2) .....       (560,184)    (140,462)     (113,886)      (9,456)
                                                       ------------   ----------   -----------   ----------
      Net investment income (loss) .................       (210,336)     (34,140)      (47,030)      (8,768)
                                                       ------------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     12,619,054    7,516,782    77,214,365    1,545,023
   Cost of mutual fund shares sold .................    (20,703,441) (13,573,329)  (79,042,961)  (1,724,383)
                                                       ------------   ----------   -----------   ----------
      Realized gain (loss) on investments ..........     (8,084,387)  (6,056,547)   (1,828,596)    (179,360)
   Change in unrealized gain (loss)
      on investments ...............................       (919,623)   2,915,240       230,300      (59,042)
                                                       ------------   ----------   -----------   ----------
      Net gain (loss) on investments ...............     (9,004,010)  (3,141,307)   (1,598,296)    (238,402)
                                                       ------------   ----------   -----------   ----------
   Reinvested capital gains ........................             --           --            --           --
                                                       ------------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $ (9,214,346)  (3,175,447)   (1,645,326)    (247,170)
                                                       ============   ==========   ===========   ==========

Investment activity:                                   FidVIPVal2    FidVIPAM     FidVIPAMS    FidVIPAM2
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................        1,696      480,893      376,753      236,824
   Mortality and expense risk charges (note 2) .....      (21,375)    (165,719)     (89,023)     (75,532)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................      (19,679)     315,174      287,730      161,292
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      927,762    3,497,513    2,460,862    1,658,210
   Cost of mutual fund shares sold .................   (1,024,814)  (4,656,060)  (3,342,520)  (2,190,619)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........      (97,052)  (1,158,547)    (881,658)    (532,409)
   Change in unrealized gain (loss)
      on investments ...............................     (234,918)    (509,642)    (435,961)    (342,188)
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     (331,970)  (1,668,189)  (1,317,619)    (874,597)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     (351,649)  (1,353,015)  (1,029,889)    (713,305)
                                                       ==========   ==========   ==========   ==========

Investment activity:                                    FidVIPAMGr   FidVIPAMGrS    FidVIPAMGrS2    FidVIPCon
                                                       -----------   -----------     ------------   -----------
   Reinvested dividends ............................   $   249,627       156,300        107,414        708,274
   Mortality and expense risk charges (note 2) .....      (110,551)      (52,956)       (50,723)    (1,076,375)
                                                       -----------    ----------     ----------    -----------
      Net investment income (loss) .................       139,076       103,344         56,691       (368,101)
                                                       -----------    ----------     ----------    -----------

   Proceeds from mutual fund shares sold ...........     2,563,093     1,687,045        833,186     23,401,414
   Cost of mutual fund shares sold .................    (3,856,380)   (2,566,257)    (1,323,615)   (24,799,938)
                                                       -----------    ----------     ----------    -----------
      Realized gain (loss) on investments ..........    (1,293,287)     (879,212)      (490,429)    (1,398,524)
   Change in unrealized gain (loss)
      on investments ...............................      (424,180)     (270,914)      (367,537)    (6,522,831)
                                                       -----------    ----------     ----------    -----------
      Net gain (loss) on investments ...............    (1,717,467)   (1,150,126)      (857,966)    (7,921,355)
                                                       -----------    ----------     ----------    -----------
   Reinvested capital gains ........................            --            --             --             --
                                                       -----------    ----------     ----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $(1,578,391)   (1,046,782)      (801,275)    (8,289,456)
                                                       ===========    ==========     ==========    ===========

Investment activity:                                    FidVIPConS   FidVIPCon2    FidVIPI500    FidVIPIGBd
                                                       -----------   ----------   -----------   -----------
   Reinvested dividends ............................       356,563      151,204     1,785,342     3,869,717
   Mortality and expense risk charges (note 2) .....      (460,599)    (261,903)   (1,456,940)   (1,301,094)
                                                       -----------   ----------   -----------   -----------
      Net investment income (loss) .................      (104,036)    (110,699)      328,402     2,568,623
                                                       -----------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ...........    10,716,692    2,976,650    46,677,404    37,416,464
   Cost of mutual fund shares sold .................   (14,192,744)  (4,055,447)  (59,747,088)  (34,763,507)
                                                       -----------   ----------   -----------   -----------
      Realized gain (loss) on investments ..........    (3,476,052)  (1,078,797)  (13,069,684)    2,652,957
   Change in unrealized gain (loss)
      on investments ...............................    (1,471,676)  (1,259,795)  (20,609,739)    3,774,684
                                                       -----------   ----------   -----------   -----------
      Net gain (loss) on investments ...............    (4,947,728)  (2,338,592)  (33,679,423)    6,427,641
                                                       -----------   ----------   -----------   -----------
   Reinvested capital gains ........................            --           --            --            --
                                                       -----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    (5,051,764)  (2,449,291)  (33,351,021)    8,996,264
                                                       ===========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidVIPAgGrS   FidVIPAgGr2     FidVIPBal    FidVIPBalS
                                                       -----------   -----------    -----------   ----------
   Reinvested dividends ............................   $        --            --      2,484,629      640,589
   Mortality and expense risk charges (note 2) .....        (2,937)      (18,810)    (1,047,869)    (199,493)
                                                       -----------    ----------    -----------   ----------
      Net investment income (loss) .................        (2,937)      (18,810)     1,436,760      441,096
                                                       -----------    ----------    -----------   ----------

   Proceeds from mutual fund shares sold ...........     1,150,185     2,552,260     20,217,248    5,107,111
   Cost of mutual fund shares sold .................    (1,198,491)   (2,952,459)   (18,688,155)  (6,507,334)
                                                       -----------    ----------    -----------   ----------
      Realized gain (loss) on investments ..........       (48,306)     (400,199)     1,529,093   (1,400,223)
   Change in unrealized gain (loss)
      on investments ...............................       (42,322)      (54,372)   (11,611,002)  (1,262,781)
                                                       -----------    ----------    -----------   ----------
      Net gain (loss) on investments ...............       (90,628)     (454,571)   (10,081,909)  (2,663,004)
                                                       -----------    ----------    -----------   ----------
   Reinvested capital gains ........................            --            --             --           --
                                                       -----------    ----------    -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $   (93,565)     (473,381)    (8,645,149)  (2,221,908)
                                                       ===========    ==========    ===========   ==========

Investment activity:                                   FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2    FidVIPGrIn
                                                       ----------   ------------   ------------   -----------
   Reinvested dividends ............................      315,630         1,139         5,096         578,326
   Mortality and expense risk charges (note 2) .....     (139,027)       (8,122)      (38,125)       (540,281)
                                                       ----------    ----------      --------     -----------
      Net investment income (loss) .................      176,603        (6,983)      (33,029)         38,045
                                                       ----------    ----------      --------     -----------

   Proceeds from mutual fund shares sold ...........    2,022,749     1,213,482       626,832      11,587,975
   Cost of mutual fund shares sold .................   (2,543,412)   (1,265,718)     (984,518)    (14,359,818)
                                                       ----------    ----------      --------     -----------
      Realized gain (loss) on investments ..........     (520,663)      (52,236)     (357,686)     (2,771,843)
   Change in unrealized gain (loss)
      on investments ...............................     (884,253)      (61,976)       85,670      (5,373,746)
                                                       ----------    ----------      --------     -----------
      Net gain (loss) on investments ...............   (1,404,916)     (114,212)     (272,016)     (8,145,589)
                                                       ----------    ----------      --------     -----------
   Reinvested capital gains ........................           --            --            --              --
                                                       ----------    ----------      --------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (1,228,313)     (121,195)     (305,045)     (8,107,544)
                                                       ==========    ==========      ========     ===========

Investment activity:                                    FidVIPGrInS   FidVIPGrIn2    FidVIPGrOp   FidVIPGrOpS
                                                       ------------   -----------   -----------   -----------
   Reinvested dividends ............................   $    573,178      226,552      2,323,494       457,053
   Mortality and expense risk charges (note 2) .....       (410,916)    (208,473)    (2,726,317)     (454,537)
                                                       ------------   ----------    -----------   -----------
      Net investment income (loss) .................        162,262       18,079       (402,823)        2,516
                                                       ------------   ----------    -----------   -----------

   Proceeds from mutual fund shares sold ...........      9,497,568    2,312,816     63,287,236    11,820,522
   Cost of mutual fund shares sold .................    (13,834,752)  (3,287,115)   (77,219,331)  (20,345,837)
                                                       ------------   ----------    -----------   -----------
      Realized gain (loss) on investments ..........     (4,337,184)    (974,299)   (13,932,095)   (8,525,315)
   Change in unrealized gain (loss)
      on investments ...............................     (4,398,255)  (2,461,911)   (39,108,268)   (3,817,244)
                                                       ------------   ----------    -----------   -----------
      Net gain (loss) on investments ...............     (8,735,439)  (3,436,210)   (53,040,363)  (12,342,559)
                                                       ------------   ----------    -----------   -----------
   Reinvested capital gains ........................             --           --             --            --
                                                       ------------   ----------    -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $ (8,573,177)  (3,418,131)   (53,443,186)  (12,340,043)
                                                       ============   ==========    ===========   ===========

Investment activity:                                   FidVIPGrOp2   FidVIPMCap   FidVIPMCapS   FidVIPMCap2
                                                       -----------   ----------   -----------   -----------
   Reinvested dividends ............................       85,099       27,126       199,979       224,373
   Mortality and expense risk charges (note 2) .....     (115,733)     (38,117)     (218,585)     (341,272)
                                                       ----------     --------    ----------    ----------
      Net investment income (loss) .................      (30,634)     (10,991)      (18,606)     (116,899)
                                                       ----------     --------    ----------    ----------

   Proceeds from mutual fund shares sold ...........    2,794,804      778,879     7,360,417     3,796,426
   Cost of mutual fund shares sold .................   (4,634,362)    (776,578)   (7,590,135)   (4,087,094)
                                                       ----------     --------    ----------    ----------
      Realized gain (loss) on investments ..........   (1,839,558)       2,301      (229,718)     (290,668)
   Change in unrealized gain (loss)
      on investments ...............................     (758,633)    (349,784)   (2,379,347)   (2,869,250)
                                                       ----------     --------    ----------    ----------
      Net gain (loss) on investments ...............   (2,598,191)    (347,483)   (2,609,065)   (3,159,918)
                                                       ----------     --------    ----------    ----------
   Reinvested capital gains ........................           --           --            --            --
                                                       ----------     --------    ----------    ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (2,628,825)    (358,474)   (2,627,671)   (3,276,817)
                                                       ==========     ========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidVIPVaIS   FidVIPVaIS2   FrVIPRisDiv   FrVIPForSec
                                                       ----------   -----------   -----------   -----------
   Reinvested dividends ............................     $  --              --           --          --
   Mortality and expense risk charges (note 2) .....      (159)         (2,693)        (568)       (115)
                                                         -----        --------      -------        ----
      Net investment income (loss) .................      (159)         (2,693)        (568)       (115)
                                                         -----        --------      -------        ----

   Proceeds from mutual fund shares sold ...........       127         193,634       11,000         117
   Cost of mutual fund shares sold .................      (151)       (236,964)     (11,409)       (138)
                                                         -----        --------      -------        ----
      Realized gain (loss) on investments ..........       (24)        (43,330)        (409)        (21)
   Change in unrealized gain (loss)
      on investments ...............................       352         (27,972)         830        (504)
                                                         -----        --------      -------        ----
      Net gain (loss) on investments ...............       328         (71,302)         421        (525)
                                                         -----        --------      -------        ----
   Reinvested capital gains ........................        --              --           --          --
                                                         -----        --------      -------        ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $ 169         (73,995)        (147)       (640)
                                                         =====        ========      =======        ====

Investment activity:                                   GVITDMidCapI   GVITDMidCap2   GVITEmMrkts2    GVITGvtBd
                                                       ------------   ------------   ------------   ----------
   Reinvested dividends ............................        108            1,811             443       388,154
   Mortality and expense risk charges (note 2) .....       (174)          (4,079)         (3,929)      (84,676)
                                                           ----         --------      ----------    ----------
      Net investment income (loss) .................        (66)          (2,268)         (3,486)      303,478
                                                           ----         --------      ----------    ----------

   Proceeds from mutual fund shares sold ...........        442          617,601       8,728,754     5,916,393
   Cost of mutual fund shares sold .................       (504)        (644,927)     (8,855,510)   (5,729,335)
                                                           ----         --------      ----------    ----------
      Realized gain (loss) on investments ..........        (62)         (27,326)       (126,756)      187,058
   Change in unrealized gain (loss)
      on investments ...............................       (184)          (7,432)         (4,021)        7,964
                                                           ----         --------      ----------    ----------
      Net gain (loss) on investments ...............       (246)         (34,758)       (130,777)      195,022
                                                           ----         --------      ----------    ----------
   Reinvested capital gains ........................        333            6,272              --       146,240
                                                           ----         --------      ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......         21          (30,754)       (134,263)      644,740
                                                           ====         ========      ==========    ==========

Investment activity:                                   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                       ---------   ---------   ---------   ------------
   Reinvested dividends ............................   $   8,110     96,132     150,955        48,536
   Mortality and expense risk charges (note 2) .....      (7,271)   (32,621)    (74,138)      (28,990)
                                                       ---------   --------    --------      --------
      Net investment income (loss) .................         839     63,511      76,817        19,546
                                                       ---------   --------    --------      --------

   Proceeds from mutual fund shares sold ...........     392,448    158,829     385,359       256,913
   Cost of mutual fund shares sold .................    (437,741)  (164,251)   (452,866)     (300,961)
                                                       ---------   --------    --------      --------
      Realized gain (loss) on investments ..........     (45,293)    (5,422)    (67,507)      (44,048)
   Change in unrealized gain (loss)
      on investments ...............................     (31,287)    22,390    (422,668)     (231,837)
                                                       ---------   --------    --------      --------
      Net gain (loss) on investments ...............     (76,580)    16,968    (490,175)     (275,885)
                                                       ---------   --------    --------      --------
   Reinvested capital gains ........................          47      4,213      16,194        12,436
                                                       ---------   --------    --------      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (75,694)    84,692    (397,164)     (243,903)
                                                       =========   ========    ========      ========

Investment activity:                                   GVITIDModCon     GVITMyMkt    GVITSmCapGr2   GVITSmCapVal
                                                       ------------   ------------   ------------   ------------
   Reinvested dividends ............................      123,152          145,231           --            1
   Mortality and expense risk charges (note 2) .....      (47,225)        (162,615)      (5,340)         (25)
                                                         --------     ------------     --------         ----
      Net investment income (loss) .................       75,927          (17,384)      (5,340)         (24)
                                                         --------     ------------     --------         ----

   Proceeds from mutual fund shares sold ...........      799,630      123,872,459      159,608          110
   Cost of mutual fund shares sold .................     (851,033)    (123,872,459)    (198,856)        (137)
                                                         --------     ------------     --------         ----
      Realized gain (loss) on investments ..........      (51,403)              --      (39,248)         (27)
   Change in unrealized gain (loss)
      on investments ...............................      (88,832)              --     (111,231)          17
                                                         --------     ------------     --------         ----
      Net gain (loss) on investments ...............     (140,235)              --     (150,479)         (10)
                                                         --------     ------------     --------         ----
   Reinvested capital gains ........................       14,095               --           --           18
                                                         --------     ------------     --------         ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (50,213)         (17,384)    (155,819)         (16)
                                                         ========     ============     ========         ====

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   GVITSmCapVal2   GVITSmComp   GVITSmComp2   MFSInvGrS
                                                       -------------   ----------   -----------   ---------
   Reinvested dividends ............................     $      --           --            --           --
   Mortality and expense risk charges (note 2) .....        (2,913)         (85)       (6,764)      (4,026)
                                                         ---------      -------      --------     --------
      Net investment income (loss) .................        (2,913)         (85)       (6,764)      (4,026)
                                                         ---------      -------      --------     --------

   Proceeds from mutual fund shares sold ...........       160,403       35,108       107,988       92,915
   Cost of mutual fund shares sold .................      (207,179)     (34,842)     (130,570)    (107,097)
                                                         ---------      -------      --------     --------
      Realized gain (loss) on investments ..........       (46,776)         266       (22,582)     (14,182)
   Change in unrealized gain (loss)
      on investments ...............................       (20,989)        (367)     (133,711)     (69,532)
                                                         ---------      -------      --------     --------
      Net gain (loss) on investments ...............       (67,765)        (101)     (156,293)     (83,714)
                                                         ---------      -------      --------     --------
   Reinvested capital gains ........................         5,349           --            --           --
                                                         ---------      -------      --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $ (65,329)        (186)     (163,057)     (87,740)
                                                         =========      =======      ========     ========

Investment activity:                                   MFSMidCapGrS   MFSNewDiscS     MFSValS    OppCapApS
                                                       ------------   -----------   ----------   ---------
   Reinvested dividends ............................           --            --             --        165
   Mortality and expense risk charges (note 2) .....       (6,872)       (5,703)        (8,244)   (19,452)
                                                         --------      --------     ----------   --------
      Net investment income (loss) .................       (6,872)       (5,703)        (8,244)   (19,287)
                                                         --------      --------     ----------   --------

   Proceeds from mutual fund shares sold ...........      139,344        62,715      3,758,007    808,597
   Cost of mutual fund shares sold .................     (199,062)      (79,877)    (3,822,185)  (995,217)
                                                         --------      --------     ----------   --------
      Realized gain (loss) on investments ..........      (59,718)      (17,162)       (64,178)  (186,620)
   Change in unrealized gain (loss)
      on investments ...............................      (84,868)      (98,422)       (31,508)  (166,495)
                                                         --------      --------     ----------   --------
      Net gain (loss) on investments ...............     (144,586)     (115,584)       (95,686)  (353,115)
                                                         --------      --------     ----------   --------
   Reinvested capital gains ........................           --            --             --         --
                                                         --------      --------     ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (151,458)     (121,287)      (103,930)  (372,402)
                                                         ========      ========     ==========   ========

Investment activity:                                   OppGlSec    OppGlSecS    OppHighInc   OppMSGrIncS
                                                       --------   -----------   ----------   -----------
   Reinvested dividends ............................    $    --            20         --            120
   Mortality and expense risk charges (note 2) .....        (85)      (22,459)      (547)       (17,089)
                                                        -------   -----------     ------       --------
      Net investment income (loss) .................        (85)      (22,439)      (547)       (16,969)
                                                        -------   -----------     ------       --------

   Proceeds from mutual fund shares sold ...........        417    25,372,696      1,602        298,152
   Cost of mutual fund shares sold .................       (468)  (25,658,281)    (1,711)      (376,273)
                                                        -------   -----------     ------       --------
      Realized gain (loss) on investments ..........        (51)     (285,585)      (109)       (78,121)
   Change in unrealized gain (loss)
      on investments ...............................       (959)     (101,304)     7,413       (269,321)
                                                        -------   -----------     ------       --------
      Net gain (loss) on investments ...............     (1,010)     (386,889)     7,304       (347,442)
                                                        -------   -----------     ------       --------
   Reinvested capital gains ........................         --            --         --             --
                                                        -------   -----------     ------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $(1,095)     (409,328)     6,757       (364,411)
                                                        =======   ===========     ======       ========

Investment activity:                                   OppMSSmCap   OppStratBdS   PVTIntGr   PVTSmCapVal
                                                       ----------   -----------   --------   -----------
   Reinvested dividends ............................          --        1,751          --           --
   Mortality and expense risk charges (note 2) .....        (171)     (17,077)       (184)        (367)
                                                         -------     --------     -------      -------
      Net investment income (loss) .................        (171)     (15,326)       (184)        (367)
                                                         -------     --------     -------      -------

   Proceeds from mutual fund shares sold ...........      10,095      339,087      30,878       19,543
   Cost of mutual fund shares sold .................     (11,284)    (342,581)    (31,378)     (25,097)
                                                         -------     --------     -------      -------
      Realized gain (loss) on investments ..........      (1,189)      (3,494)       (500)      (5,554)
   Change in unrealized gain (loss)
      on investments ...............................      (2,327)     151,066         (30)      (6,951)
                                                         -------     --------     -------      -------
      Net gain (loss) on investments ...............      (3,516)     147,572        (530)     (12,505)
                                                         -------     --------     -------      -------
   Reinvested capital gains ........................          --           --          --           --
                                                         -------     --------     -------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (3,687)     132,246        (714)     (12,872)
                                                         =======     ========     =======      =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    PVTVoy    VKCom2     VKEmGr2   VISLgCapGr2   VISLgCapVal2   VISModGr2
                                                       -------   --------   --------   -----------   ------------   ---------
   Reinvested dividends ............................   $    --        237         24          --           554         7,735
   Mortality and expense risk charges (note 2) .....      (297)   (19,546)    (7,050)     (1,503)       (1,604)      (17,192)
                                                       -------   --------   --------    --------       -------       -------
      Net investment income (loss) .................      (297)   (19,309)    (7,026)     (1,503)       (1,050)       (9,457)
                                                       -------   --------   --------    --------       -------       -------

   Proceeds from mutual fund shares sold ...........       557    298,974     41,632     219,659        47,991        46,543
   Cost of mutual fund shares sold .................      (597)  (397,715)   (53,704)   (231,474)      (58,688)      (49,511)
                                                       -------   --------   --------    --------       -------       -------
   Realized gain (loss) on investments .............       (40)   (98,741)   (12,072)    (11,815)      (10,697)       (2,968)
   Change in unrealized gain (loss)
      on investments ...............................    (4,485)  (162,701)  (188,699)     (6,660)      (18,426)      (36,172)
                                                       -------   --------   --------    --------       -------       -------
      Net gain (loss) on investments ...............    (4,525)  (261,442)  (200,771)    (18,475)      (29,123)      (39,140)
                                                       -------   --------   --------    --------       -------       -------
   Reinvested capital gains ........................        --        439         --          --            --            --
                                                       -------   --------   --------    --------       -------       -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(4,822)  (280,312)  (207,797)    (19,978)      (30,173)      (48,597)
                                                       =======   ========   ========    ========       =======       =======

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                                    Total                 AIMBValue2
                                                       ------------------------------   ----------------
Investment activity:                                        2002            2001          2002      2001
                                                       --------------   -------------   ---------   ----
   Net investment income (loss) ....................   $   11,805,583      19,016,936     (31,493)   --
   Realized gain (loss) on investments .............     (144,638,134)    (49,840,467)    (76,623)   --
   Change in unrealized gain (loss)
      on investments ...............................     (132,082,786)   (264,649,438)   (762,389)   --
   Reinvested capital gains ........................        3,150,025      45,788,706          --    --
                                                       --------------   -------------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     (261,765,312)   (249,684,263)   (870,505)   --
                                                       --------------   -------------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................      221,044,118     178,976,934   4,922,856    --
   Transfers between funds .........................               --              --   2,466,050    --
   Redemptions (note 3) ............................     (318,641,040)   (258,016,330)   (212,475)   --
   Annuity benefits ................................         (261,777)       (238,537)         --    --
   Annual contract maintenance charges
      (note 2) .....................................         (147,457)       (158,852)         --    --
   Contingent deferred sales charges
      (note 2) .....................................       (4,713,352)     (4,882,755)     (3,461)   --
   Adjustments to maintain reserves ................           (5,716)       (210,508)       (464)   --
                                                       --------------   -------------   ---------   ---
         Net equity transactions ...................     (102,725,224)    (84,530,048)  7,172,506    --
                                                       --------------   -------------   ---------   ---

Net change in contract owners' equity ..............     (364,490,536)   (334,214,311)  6,302,001    --
Contract owners' equity beginning
   of period .......................................    1,725,843,186   2,060,057,497          --    --
                                                       --------------   -------------   ---------   ---
Contract owners' equity end of period ..............   $1,361,352,650   1,725,843,186   6,302,001    --
                                                       ==============   =============   =========   ===

CHANGES IN UNITS:
   Beginning units .................................      142,510,521     144,379,492          --    --
                                                       --------------   -------------   ---------   ---
   Units purchased .................................       30,717,802      21,886,758     822,843    --
   Units redeemed ..................................      (36,713,481)    (23,755,729)    (22,375)   --
                                                       --------------   -------------   ---------   ---
   Ending units ....................................      136,514,842     142,510,521     800,468    --
                                                       ==============   =============   =========   ===

                                                          AIMCapAp2       AIMCapDev
                                                       --------------   -------------
Investment activity:                                     2002    2001    2002    2001
                                                       -------   ----   ------   ----
   Net investment income (loss) ....................    (3,265)    --      (26)    --
   Realized gain (loss) on investments .............   (66,276)    --       (5)    --
   Change in unrealized gain (loss)
      on investments ...............................   (12,174)    --     (135)    --
   Reinvested capital gains ........................        --     --       --     --
                                                       -------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................   (81,715)    --     (166)    --
                                                       -------    ---   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................   735,669     --   20,703     --
   Transfers between funds .........................    98,631     --       --     --
   Redemptions (note 3) ............................   (50,770)    --       --     --
   Annuity benefits ................................        --     --       --     --
   Annual contract maintenance charges
      (note 2) .....................................        --     --       --     --
   Contingent deferred sales charges
      (note 2) .....................................        --     --       --     --
   Adjustments to maintain reserves ................      (192)    --       (2)    --
                                                       -------    ---   ------    ---
         Net equity transactions ...................   783,338     --   20,701     --
                                                       -------    ---   ------    ---

Net change in contract owners' equity ..............   701,623     --   20,535     --
Contract owners' equity beginning
   of period .......................................        --     --       --     --
                                                       -------    ---   ------    ---
Contract owners' equity end of period ..............   701,623     --   20,535     --
                                                       =======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units .................................        --     --       --     --
                                                       -------    ---   ------    ---
   Units purchased .................................    97,063     --    2,639     --
   Units redeemed ..................................    (5,266)    --       --     --
                                                       -------    ---   ------    ---
   Ending units ....................................    91,797     --    2,639     --
                                                       =======    ===   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                AIMIntEq2       AIMMidCore        AIMPreEq        AIMPreEq2
                                            ---------------   --------------   -------------   --------------
Investment activity:                          2002     2001    2002     2001    2002    2001     2002    2001
                                            --------   ----   -------   ----   ------   ----   -------   ----
   Net investment income (loss) .........   $   (413)   --       (486)   --       164    --       (100)   --
   Realized gain (loss) on investments ..     51,007    --     (2,056)   --       102    --    (55,167)   --
   Change in unrealized gain (loss)
      on investments ....................     (9,441)   --      3,071    --       604    --     (3,322)   --
   Reinvested capital gains .............         --    --         --    --        --    --         --    --
                                            --------   ---    -------   ---    ------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     41,153    --        529    --       870    --    (58,589)   --
                                            --------   ---    -------   ---    ------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    627,878    --    121,602    --    49,735    --    765,753    --
   Transfers between funds ..............    197,527    --     38,448    --    34,052    --     58,983    --
   Redemptions (note 3) .................    (16,499)   --       (130)   --        --    --     (2,042)   --
   Annuity benefits .....................         --    --         --    --        --    --         --    --
   Annual contract maintenance charges
      (note 2) ..........................         --    --         --    --        --    --         --    --
   Contingent deferred sales charges
      (note 2) ..........................        (54)   --         --    --        --    --        (24)   --
   Adjustments to maintain reserves .....       (112)   --         (8)   --         1    --       (112)   --
                                            --------   ---    -------   ---    ------   ---    -------   ---
         Net equity transactions ........    808,740    --    159,912    --    83,788    --    822,558    --
                                            --------   ---    -------   ---    ------   ---    -------   ---

Net change in contract owners' equity ...    849,893    --    160,441    --    84,658    --    763,969    --
Contract owners' equity beginning
   of period ............................         --    --         --    --        --    --         --    --
                                            --------   ---    -------   ---    ------   ---    -------   ---
Contract owners' equity end of period ...   $849,893    --    160,441    --    84,658    --    763,969    --
                                            ========   ===    =======   ===    ======   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ......................         --    --         --    --        --    --         --    --
                                            --------   ---    -------   ---    ------   ---    -------   ---
   Units purchased ......................    101,737    --     18,683    --    10,318    --    104,355    --
   Units redeemed .......................     (1,955)   --        (15)   --        --    --       (257)   --
                                            --------   ---    -------   ---    ------   ---    -------   ---
   Ending units .........................     99,782    --     18,668    --    10,318    --    104,098    --
                                            ========   ===    =======   ===    ======   ===    =======   ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                AlIntlValB         AISmCapValB         AlGrIncB          AlPremGrB
                                            -----------------   ----------------   ----------------   --------------
Investment activity:                           2002      2001      2002     2001     2002      2001     2002    2001
                                            ----------   ----   ---------   ----   ---------   ----   -------   ----
   Net investment income (loss) .........   $   (8,148)    --     (20,447)    --      (5,841)    --    (3,467)    --
   Realized gain (loss) on investments ..       33,772     --    (214,978)    --    (104,462)    --   (32,796)    --
   Change in unrealized gain (loss)
      on investments ....................       17,934     --    (190,756)    --    (132,442)    --   (53,206)    --
   Reinvested capital gains .............           --     --       2,265     --      26,724     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       43,558     --    (423,916)    --    (216,021)    --   (89,469)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,567,669     --   3,315,374     --   2,206,537     --   718,677     --
   Transfers between funds ..............      211,075     --   1,832,019     --     177,676     --   203,331     --
   Redemptions (note 3) .................      (40,005)    --    (156,241)    --    (104,834)    --   (38,536)    --
   Annuity benefits .....................           --     --          --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................         (548)    --      (2,075)    --        (949)    --        --     --
   Adjustments to maintain reserves .....          (38)    --         (52)    --        (253)    --      (108)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
         Net equity transactions ........    1,738,153     --   4,989,025     --   2,278,177     --   883,364     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Net change in contract owners' equity ...    1,781,711     --   4,565,109     --   2,062,156     --   793,895     --
Contract owners' equity beginning
   of period ............................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
Contract owners' equity end of period ...   $1,781,711     --   4,565,109     --   2,062,156     --   793,895     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Units purchased ......................      193,582     --     519,317     --     267,187     --   111,265     --
   Units redeemed .......................       (4,166)    --     (14,861)    --     (10,799)    --    (4,292)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Ending units .........................      189,416     --     504,456     --     256,388     --   106,973     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         DrySmCapIxS        DrySRGro        DryStkIx        FedAmLeadS
                                                       ---------------   -------------   --------------   --------------
Investment activity:                                     2002     2001    2002    2001    2002     2001    2002     2001
                                                       --------   ----   ------   ----   -------   ----   -------   ----
   Net investment income (loss) ....................   $   (131)    --       (9)    --       840     --      (528)    --
   Realized gain (loss) on investments .............       (413)    --       17     --       568     --      (443)    --
   Change in unrealized gain (loss)
      on investments ...............................      1,181     --    1,142     --    (8,380)    --     1,690     --
   Reinvested capital gains                                  --     --       --     --        --     --        --     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................        637     --    1,150     --    (6,972)    --       719     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................     99,555     --   45,485     --   265,907     --   175,070     --
   Transfers between funds .........................      8,114     --       --     --     5,000     --    42,957     --
   Redemptions (note 3) ............................       (553)    --     (131)    --        --     --      (842)    --
   Annuity benefits ................................         --     --       --     --        --     --        --     --
   Annual contract maintenance charges
      (note 2) .....................................         --     --       --     --        --     --        --     --
   Contingent deferred sales charges
      (note 2) .....................................         --     --       --     --        --     --        --     --
   Adjustments to maintain reserves ................          2     --       --     --       (14)    --        (5)    --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
            Net equity transactions ................    107,118     --   45,354     --   270,893     --   217,180     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---

Net change in contract owners' equity ..............    107,755     --   46,504     --   265,921     --   217,899     --
Contract owners' equity beginning
   of period .......................................         --     --       --     --        --     --        --     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
Contract owners' equity end of period ..............   $107,755     --   46,504     --   263,921     --   217,899     --
                                                       ========    ===   ======    ===   =======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units                                           --     --       --     --        --     --        --     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
   Units purchased                                       13,201     --    5,861     --    31,338     --    27,108     --
   Units redeemed                                           (67)    --      (17)    --        --     --      (104)    --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
   Ending units                                          13,134     --    5,844     --    31,338     --    27,004     --
                                                       ========    ===   ======    ===   =======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001


                                                           FedCapApS       FedGrStrat        FedHiIncS         FedIntEq
                                                       ---------------   --------------   ----------------   -------------
Investment activity:                                     2002     2001    2002     2001     2002      2001    2002    2001
                                                       --------   ----   -------   ----   ---------   ----   ------   ----
   Net investment income (loss) ....................   $   (654)    --      (336)    --      (8,588)    --      (69)    --
   Realized gain (loss) on investments .............       (752)    --      (311)    --     (49,351)    --     (552)    --
   Change in unrealized gain (loss)
      on investments ...............................       (311)    --    (6,641)    --      74,680     --      114     --
   Reinvested capital gains ........................         --     --        --     --          --     --       --     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     (1,717)    --    (7,288)    --      16,741     --     (507)    --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................    223,117     --   126,429     --   2,100,936     --   23,422     --
   Transfers between funds .........................     51,693     --      (188)    --   1,537,756     --       --     --
   Redemptions (note 3) ............................       (299)    --      (858)    --    (492,574)    --       --     --
   Annuity benefits ................................         --     --        --     --          --     --       --     --
   Annual contract maintenance charges
      (note 2) .....................................         --     --        --     --          --     --       --     --
   Contingent deferred sales charges
      (note 2) .....................................         --     --        --     --     (11,388)    --       --     --
   Adjustments to maintain reserves ................        (32)    --       (14)    --         144     --       (3)    --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
            Net equity transactions ................    274,479     --   125,369     --   3,134,874     --   23,419     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---

Net change in contract owners' equity ..............    272,762     --   118,081     --   3,151,615     --   22,912     --
Contract owners' equity beginning
   of period .......................................         --     --        --     --   --            --       --     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
Contract owners' equity end of period ..............   $272,762     --   118,081     --   3,151,615     --   22,912     --
                                                       ========    ===   =======    ===   =========    ===   ======    ===

CHANGES IN UNITS:
   Beginning units .................................         --     --        --     --          --     --       --     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
   Units purchased .................................     33,523     --    14,631     --     354,926     --    2,956     --
   Units redeemed ..................................        (36)    --      (119)    --     (37,810)    --       --     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
   Ending units ....................................     33,487     --    14,512     --     317,116     --    2,956     --
                                                       ========    ===   =======    ===   =========    ===   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                FedQualBd         FedQualBdS
                                            ----------------   ----------------
Investment activity:                          2002      2001     2002      2001
                                            ---------   ----   ---------   ----
   Net investment income (loss) .........   $  (1,822)    --     (11,107)    --
   Realized gain (loss) on investments ..       2,783     --      10,339     --
   Change in unrealized gain (loss)
      on investments ....................      21,499     --     120,544     --
   Reinvested capital gains .............          --     --          --     --
                                            ---------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      22,460     --     119,776     --
                                            ---------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     862,690     --   2,422,346     --
   Transfers between funds ..............      21,909     --   1,113,779     --
   Redemptions (note 3) .................    (180,339)    --    (253,193)    --
   Annuity benefits .....................          --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (7,545)    --
   Adjustments to maintain reserves .....         (13)    --         (45)    --
                                            ---------    ---   ---------    ---
         Net equity transactions ........     704,247     --   3,275,342     --
                                            ---------    ---   ---------    ---

Net change in contract owners' equity ...     726,707     --   3,395,118     --
Contract owners' equity beginning
   of period ............................          --     --          --     --
                                            ---------    ---   ---------    ---
Contract owners' equity end of period ...   $ 726,707     --   3,395,118     --
                                            =========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................          --     --          --     --
                                            ---------    ---   ---------    ---
   Units purchased ......................      79,726     --     338,752     --
   Units redeemed .......................     (11,546)    --     (21,217)    --
                                            ---------    ---   ---------    ---
   Ending units .........................      68,180     --     317,535     --
                                            =========    ===   =========    ===

                                                      FidVIPEI                   FidVIPEIS
                                            -------------------------   ------------------------
Investment activity:                           2002           2001          2002         2001
                                            -----------   -----------   -----------   ----------
   Net investment income (loss) .........       237,369       166,696       285,571      284,812
   Realized gain (loss) on investments ..    (4,160,281)     (499,084)   (3,047,443)    (295,798)
   Change in unrealized gain (loss)
      on investments ....................    (9,633,023)   (7,284,439)   (5,605,347)  (5,166,889)
   Reinvested capital gains .............     1,427,029     3,070,179       941,345    2,166,877
                                            -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (12,128,906)   (4,546,648)   (7,425,874)  (3,010,998)
                                            -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       707,182     1,110,758       442,150      668,017
   Transfers between funds ..............     3,741,161    14,029,527    (2,369,905)   4,025,527
   Redemptions (note 3) .................   (12,747,112)  (10,194,491)   (4,362,447)  (4,595,216)
   Annuity benefits .....................       (24,000)      (15,453)           --           --
   Annual contract maintenance charges
      (note 2) ..........................        (8,389)       (7,012)           --           --
   Contingent deferred sales charges
      (note 2) ..........................      (159,889)     (239,610)      (74,961)    (115,810)
   Adjustments to maintain reserves .....        (1,579)         (536)       (1,120)        (343)
                                            -----------   -----------   -----------   ----------
         Net equity transactions ........    (8,492,626)    4,683,183    (6,366,283)     (17,825)
                                            -----------   -----------   -----------   ----------

Net change in contract owners' equity ...   (20,621,532)      136,535   (13,792,157)  (3,028,823)
Contract owners' equity beginning
   of period ............................    66,164,277    66,027,742    43,655,790   46,684,613
                                            -----------   -----------   -----------   ----------
Contract owners' equity end of period ...    45,542,745    66,164,277    29,863,633   43,655,790
                                            ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,706,556     4,407,750     3,845,772    3,865,571
                                            -----------   -----------   -----------   ----------
   Units purchased ......................       402,249       419,043        44,987      905,478
   Units redeemed .......................    (1,152,679)     (120,237)     (684,985)    (925,277)
                                            -----------   -----------   -----------   ----------
   Ending units .........................     3,956,126     4,706,556     3,205,774    3,845,772
                                            ===========   ===========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPEI2                   FidVIPGr
                                            ------------------------   -------------------------
Investment activity:                           2002          2001          2002          2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........   $    61,037      (59,562)     (846,472)   (1,694,143)
   Realized gain (loss) on investments ..      (762,099)     (94,725)  (18,033,860)   (4,020,432)
   Change in unrealized gain (loss)
      on investments ....................    (5,189,714)  (1,144,714)  (10,358,811)  (35,707,925)
   Reinvested capital gains .............       547,026      404,362            --    10,608,539
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (5,343,750)    (894,639)  (29,239,143)  (30,813,961)
                                            -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     9,850,741   18,091,899       993,018     1,920,243
   Transfers between funds ..............    (1,078,703)   1,008,647    (8,318,363)  (10,039,135)
   Redemptions (note 3) .................    (3,260,125)  (1,225,876)  (16,567,065)  (20,298,280)
   Annuity benefits .....................            --           --       (45,994)      (27,539)
   Annual contract maintenance charges
      (note 2) ..........................            --           --       (14,215)      (16,919)
   Contingent deferred sales charges
      (note 2) ..........................       (64,840)     (26,960)     (204,316)     (346,768)
   Adjustments to maintain reserves .....        (6,481)        (351)       18,680      (130,500)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........     5,440,592   17,847,359   (24,138,255)  (28,938,898)
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...        96,842   16,952,720   (53,377,398)  (59,752,859)
Contract owners' equity beginning
   of period ............................    24,470,755    7,518,035   105,582,044   165,334,903
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...   $24,567,597   24,470,755    52,204,646   105,582,044
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     2,498,838      716,905     6,886,634     8,772,882
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       733,508    1,889,400        80,874       127,460
   Units redeemed .......................      (171,767)    (107,467)   (2,026,731)   (2,013,708)
                                            -----------   ----------   -----------   -----------
   Ending units .........................     3,060,579    2,498,838     4,940,777     6,886,634
                                            ===========   ==========   ===========   ===========

                                                    FidVIPGrS                  FidVIPGr2
                                            -------------------------   ------------------------
Investment activity:                           2002          2001           2002         2001
                                            -----------   -----------   -----------   ----------
   Net investment income (loss) .........      (501,985)     (911,194)     (358,422)    (394,250)
   Realized gain (loss) on investments ..   (11,026,499)   (3,637,322)  (10,970,650)    (648,132)
   Change in unrealized gain (loss)
      on investments ....................   (11,517,276)  (23,458,641)   (1,467,048)  (7,456,093)
   Reinvested capital gains .............            --     7,252,590            --    1,933,937
                                            -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (23,045,760)  (20,754,567)  (12,796,120)  (6,564,538)
                                            -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       694,903     1,313,105     6,655,198   22,852,456
   Transfers between funds ..............    (8,647,421)   (3,890,053)   (2,988,168)    (869,141)
   Redemptions (note 3) .................    (6,935,621)   (7,868,597)   (4,221,831)  (2,144,469)
   Annuity benefits .....................            --            --            --           --
   Annual contract maintenance charges
      (note 2) ..........................            --            --            --           --
   Contingent deferred sales charges
      (note 2) ..........................      (128,231)     (220,487)     (111,759)     (59,491)
   Adjustments to maintain reserves .....           351        (5,411)       (9,810)     (24,913)
                                            -----------   -----------   -----------   ----------
         Net equity transactions ........   (15,016,019)  (10,671,443)     (676,370)  19,754,442
                                            -----------   -----------   -----------   ----------

Net change in contract owners' equity ...   (38,061,779)  (31,426,010)  (13,472,490)  13,189,904
Contract owners' equity beginning
   of period ............................    81,083,464   112,509,474    39,867,391   26,677,487
                                            -----------   -----------   -----------   ----------
Contract owners' equity end of period ...    43,021,685    81,083,464    26,394,901   39,867,391
                                            ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................     6,382,836     7,210,691     5,230,827    2,836,391
                                            -----------   -----------   -----------   ----------
   Units purchased ......................        69,381       104,069     1,822,571    2,673,408
   Units redeemed .......................    (1,555,850)     (931,924)   (1,974,507)    (278,972)
                                            -----------   -----------   -----------   ----------
   Ending units .........................     4,896,367     6,382,836     5,078,891    5,230,827
                                            ===========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                 FidVIPHI                   FidVIPHIS
                                                       --------------------------   -----------------------
Investment activity:                                       2002           2001         2002         2001
                                                       ------------   -----------   ----------   ----------
   Net investment income (loss) ....................   $  4,522,443     8,789,258    2,212,304    3,454,808
   Realized gain (loss) on investments .............    (16,207,150)  (30,254,710)  (5,688,663)  (4,346,265)
   Change in unrealized gain (loss)
      on investments ...............................     12,450,707    12,911,111    3,812,246   (2,819,677)
   Reinvested capital gains ........................             --            --           --           --
                                                       ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................        766,000    (8,554,341)     335,887   (3,711,134)
                                                       ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................        625,029       850,356      211,572      627,319
   Transfers between funds .........................      2,995,174    (8,062,149)  (1,515,864)    (690,320)
   Redemptions (note 3) ............................    (12,199,989)  (13,321,271)  (3,035,416)  (2,871,932)
   Annuity benefits ................................        (14,367)       (9,224)          --           --
   Annual contract maintenance charges
      (note 2) .....................................         (6,220)       (7,021)          --           --
   Contingent deferred sales charges
      (note 2) .....................................       (105,984)     (201,288)     (62,139)     (74,959)
   Adjustments to maintain reserves ................          7,189         1,580         (335)        (864)
                                                       ------------   -----------   ----------   ----------
      Net equity transactions ......................     (8,699,168)  (20,749,017)  (4,402,182)  (3,010,756)
                                                       ------------   -----------   ----------   ----------

Net change in contract owners' equity ..............     (7,933,168)  (29,303,358)  (4,066,295)  (6,721,890)
Contract owners' equity beginning
   of period .......................................     50,817,336    80,120,694   23,468,386   30,190,276
                                                       ------------   -----------   ----------   ----------
Contract owners' equity end of period ..............   $ 42,884,168    50,817,336   19,402,091   23,468,386
                                                       ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................      6,430,955     8,816,840    3,557,526    3,992,581
                                                       ------------   -----------   ----------   ----------
   Units purchased .................................        468,729        98,809       33,654       92,990
   Units redeemed ..................................     (1,579,604)   (2,484,694)    (723,961)    (528,045)
                                                       ------------   -----------   ----------   ----------
   Ending units ....................................      5,320,080     6,430,955    2,867,219    3,557,526
                                                       ============   ===========   ==========   ==========

                                                               FidVIPHI2                 FidVIPMMkt
                                                       -----------------------   -------------------------
Investment activity:                                      2002         2001          2002          2001
                                                       ----------   ----------   -----------   -----------
   Net investment income (loss) ....................      860,807      542,028       378,274     2,319,164
   Realized gain (loss) on investments .............   (1,050,003)    (242,944)           --            --
   Change in unrealized gain (loss)
      on investments ...............................      357,377   (1,461,516)           --            --
   Reinvested capital gains ........................           --           --            --            --
                                                       ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................      168,181   (1,162,432)      378,274     2,319,164
                                                       ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................    2,540,226    6,590,516    10,429,298    16,406,924
   Transfers between funds .........................     (469,916)    (128,793)   22,319,248    56,218,154
   Redemptions (note 3) ............................   (1,237,551)    (492,881)  (56,031,565)  (29,347,297)
   Annuity benefits ................................           --           --       (14,585)      (15,244)
   Annual contract maintenance charges
      (note 2) .....................................           --           --        (5,969)       (5,090)
   Contingent deferred sales charges
      (note 2) .....................................      (30,524)      (8,116)     (684,574)     (590,973)
   Adjustments to maintain reserves ................       (2,792)      (4,364)       21,654       (21,967)
                                                       ----------   ----------   -----------   -----------
      Net equity transactions ......................      799,443    5,956,362   (23,966,493)   42,644,507
                                                       ----------   ----------   -----------   -----------

Net change in contract owners' equity ..............      967,624    4,793,930   (23,588,219)   44,963,671
Contract owners' equity beginning
   of period .......................................    9,074,927    4,280,997   109,254,869    64,291,198
                                                       ----------   ----------   -----------   -----------
Contract owners' equity end of period ..............   10,042,551    9,074,927    85,666,650   109,254,869
                                                       ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .................................    1,355,214      551,198     9,148,479     5,501,162
                                                       ----------   ----------   -----------   -----------
   Units purchased .................................      159,634      873,320     2,795,283     4,697,011
   Units redeemed ..................................      (45,770)     (69,304)   (4,782,627)   (1,049,694)
                                                       ----------   ----------   -----------   -----------
   Ending units ....................................    1,469,078    1,355,214     7,161,135     9,148,479
                                                       ==========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                 FidVIPOv                  FidVIPOvS
                                                       --------------------------   -----------------------
Investment activity:                                       2002           2001         2002         2001
                                                       ------------   -----------   ----------   ----------
   Net investment income (loss) ....................   $   (210,336)    2,775,713      (34,140)     932,429
   Realized gain (loss) on investments .............     (8,084,387)   (5,061,232)  (6,056,547)  (4,980,403)
   Change in unrealized gain (loss)
      on investments ...............................       (919,623)  (19,843,527)   2,915,240   (2,902,947)
   Reinvested capital gains ........................             --     5,769,796           --    1,810,938
                                                       ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     (9,214,346)  (16,359,250)  (3,175,447)  (5,139,983)
                                                       ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................        513,353       771,772      187,277      289,346
   Transfers between funds .........................     (3,134,755)   (5,979,443)  (1,376,820)  (1,241,817)
   Redemptions (note 3) ............................     (8,697,252)   (8,443,571)  (1,499,602)  (1,768,104)
   Annuity benefits ................................         (6,330)       (8,195)          --           --
   Annual contract maintenance charges
      (note 2) .....................................         (7,542)       (8,629)          --           --
   Contingent deferred sales charges
      (note 2) .....................................        (84,398)     (131,698)     (34,935)     (41,902)
   Adjustments to maintain reserves ................          3,735          (932)        (440)      (1,711)
                                                       ------------   -----------   ----------   ----------
      Net equity transactions ......................    (11,413,189)  (13,800,696)  (2,724,520)  (2,764,188)
                                                       ------------   -----------   ----------   ----------

Net change in contract owners' equity ..............    (20,627,535)  (30,159,946)  (5,899,967)  (7,904,171)
Contract owners' equity beginning
   of period .......................................     49,614,940    79,774,886   16,552,654   24,456,825
                                                       ------------   -----------   ----------   ----------
Contract owners' equity end of period ..............   $ 28,987,405    49,614,940   10,652,687   16,552,654
                                                       ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................      4,434,023     5,540,720    1,789,118    2,059,622
                                                       ------------   -----------   ----------   ----------
   Units purchased .................................         51,655        63,535       22,972       28,769
   Units redeemed ..................................     (1,190,576)   (1,170,232)    (352,832)    (299,273)
                                                       ------------   -----------   ----------   ----------
   Ending units ....................................      3,295,102     4,434,023    1,459,258    1,789,118
                                                       ============   ===========   ==========   ==========

                                                              FidVIPOvS2              FidVIPVal
                                                       -----------------------   ------------------
Investment activity:                                      2002         2001        2002       2001
                                                       ----------   ----------   --------   -------
   Net investment income (loss) ....................      (47,030)     291,881     (8,768)   (1,300)
   Realized gain (loss) on investments .............   (1,828,596)  (3,643,312)  (179,360)   (9,820)
   Change in unrealized gain (loss)
      on investments ...............................      230,300      473,248    (59,042)   19,045
   Reinvested capital gains ........................           --      642,306         --        --
                                                       ----------   ----------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................   (1,645,326)  (2,235,877)  (247,170)    7,925
                                                       ----------   ----------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................    1,315,681    5,162,377     11,864        85
   Transfers between funds .........................   (1,311,960)    (956,869)   463,295   626,758
   Redemptions (note 3) ............................   (1,003,218)    (614,356)  (282,875)  (14,526)
   Annuity benefits ................................           --           --         --        --
   Annual contract maintenance charges
      (note 2) .....................................           --           --         --        --
   Contingent deferred sales charges
      (note 2) .....................................      (25,672)     (11,681)    (7,011)      (94)
   Adjustments to maintain reserves ................       (2,783)      (7,457)       (85)       11
                                                       ----------   ----------   --------   -------
      Net equity transactions ......................   (1,027,952)   3,572,014    185,188   612,234
                                                       ----------   ----------   --------   -------

Net change in contract owners' equity ..............   (2,673,278)   1,336,137    (61,982)  620,159
Contract owners' equity beginning
   of period .......................................    9,256,311    7,920,174    620,159        --
                                                       ----------   ----------   --------   -------
Contract owners' equity end of period ..............    6,583,033    9,256,311    558,177   620,159
                                                       ==========   ==========   ========   =======

CHANGES IN UNITS:
   Beginning units .................................    1,274,635      839,810     66,001        --
                                                       ----------   ----------   --------   -------
   Units purchased .................................      140,624      536,287      7,156    67,496
   Units redeemed ..................................     (247,453)    (101,462)    (1,945)   (1,495)
                                                       ----------   ----------   --------   -------
   Ending units ....................................    1,167,806    1,274,635     71,212    66,001
                                                       ==========   ==========   ========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  FidVIPVal2                 FidVIPAM
                                            ----------------------   -----------------------
Investment activity:                           2002         2001        2002         2001
                                            ----------   ---------   ----------   ----------
   Net investment income (loss) .........   $  (19,679)     (2,635)     315,174      458,943
   Realized gain (loss) on investments ..      (97,052)     (4,485)  (1,158,547)    (719,235)
   Change in unrealized gain (loss)
      on investments ....................     (234,918)     33,254     (509,642)    (934,142)
   Reinvested capital gains .............           --          --           --      250,934
                                            ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (351,649)     26,134   (1,353,015)    (943,500)
                                            ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      499,980     889,179      180,922      210,858
   Transfers between funds ..............       53,083     462,829      623,822     (145,147)
   Redemptions (note 3) .................     (186,093)    (12,951)  (2,630,715)  (2,773,936)
   Annuity benefits .....................           --          --      (20,944)     (23,595)
   Annual contract maintenance charges
      (note 2) ..........................           --          --       (1,507)      (1,476)
   Contingent deferred sales charges
      (note 2) ..........................       (5,396)       (696)     (26,467)     (45,594)
   Adjustments to maintain reserves .....         (652)        (93)       3,622       (3,481)
                                            ----------   ---------   ----------   ----------
         Net equity transactions ........      360,922   1,338,268   (1,871,267)  (2,782,371)
                                            ----------   ---------   ----------   ----------

Net change in contract owners' equity ...        9,273   1,364,402   (3,224,282)  (3,725,871)
Contract owners' equity beginning
   of period ............................    1,364,402          --   13,330,923   17,056,794
                                            ----------   ---------   ----------   ----------
Contract owners' equity end of period ...   $1,373,675   1,364,402   10,106,641   13,330,923
                                            ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      145,526          --    1,032,325    1,247,385
                                            ----------   ---------   ----------   ----------
   Units purchased ......................       38,718     146,907       70,944       16,744
   Units redeemed .......................       (7,787)     (1,381)    (231,916)    (231,804)
                                            ----------   ---------   ----------   ----------
   Ending units .........................      176,457     145,526      871,353    1,032,325
                                            ==========   =========   ==========   ==========

                                                   FidVIPAMS                 FidVIPAM2
                                            -----------------------   ----------------------
Investment activity:                           2002         2001         2002         2001
                                            ----------   ----------   ----------   ---------
   Net investment income (loss) .........      287,730      359,704      161,292      82,499
   Realized gain (loss) on investments ..     (881,658)    (313,768)    (532,409)    (67,862)
   Change in unrealized gain (loss)
      on investments ....................     (435,961)    (869,541)    (342,188)   (294,365)
   Reinvested capital gains .............           --      179,101           --      54,853
                                            ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (1,029,889)    (644,504)    (713,305)   (224,875)
                                            ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       34,486      145,521      674,277   4,041,740
   Transfers between funds ..............     (962,962)     (89,710)    (581,443)     64,522
   Redemptions (note 3) .................   (1,045,290)    (669,137)  (1,114,724)   (422,534)
   Annuity benefits .....................           --           --           --          --
   Annual contract maintenance charges
      (note 2) ..........................           --           --           --          --
   Contingent deferred sales charges
      (note 2) ..........................      (14,282)     (12,805)     (31,854)    (10,228)
   Adjustments to maintain reserves .....         (138)        (276)      (1,031)     (1,294)
                                            ----------   ----------   ----------   ---------
         Net equity transactions ........   (1,988,186)    (626,407)  (1,054,775)  3,672,206
                                            ----------   ----------   ----------   ---------

Net change in contract owners' equity ...   (3,018,075)  (1,270,911)  (1,768,080)  3,447,331
Contract owners' equity beginning
   of period ............................   10,538,660   11,809,571    6,588,741   3,141,410
                                            ----------   ----------   ----------   ---------
Contract owners' equity end of period ...    7,520,585   10,538,660    4,820,661   6,588,741
                                            ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................      962,708    1,022,689      718,290     322,820
                                            ----------   ----------   ----------   ---------
   Units purchased ......................        3,515       14,231       88,074     432,367
   Units redeemed .......................     (204,719)     (74,212)    (221,553)    (36,897)
                                            ----------   ----------   ----------   ---------
   Ending units .........................      761,504      962,708      584,811     718,290
                                            ==========   ==========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FidVIPAMGr                FidVIPAMGrS
                                            ------------------------   -----------------------
Investment activity:                            2002         2001         2002         2001
                                            -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $   139,076      193,731      103,344      151,711
   Realized gain (loss) on investments ..    (1,293,287)    (710,648)    (879,212)    (600,582)
   Change in unrealized gain (loss)
      on investments ....................      (424,180)  (1,066,825)    (270,914)    (595,898)
   Reinvested capital gains .............            --      421,150           --      285,073
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,578,391)  (1,162,592)  (1,046,782)    (759,696)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        95,296      131,716        6,568       56,348
   Transfers between funds ..............      (342,879)    (148,011)    (547,707)    (536,270)
   Redemptions (note 3) .................    (1,840,507)  (1,705,473)    (575,504)    (873,860)
   Annuity benefits .....................        (2,285)      (6,477)          --           --
   Annual contract maintenance charges
      (note 2) ..........................        (1,556)      (1,522)          --           --
   Contingent deferred sales charges
      (note 2) ..........................       (26,012)     (35,213)     (15,478)     (25,331)
   Adjustments to maintain reserves .....          (740)       3,955         (136)        (246)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    (2,118,683)  (1,761,025)  (1,132,257)  (1,379,359)
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    (3,697,074)  (2,923,617)  (2,179,039)  (2,139,055)
Contract owners' equity beginning
   of period ............................     9,939,564   12,863,181    6,517,620    8,656,675
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $ 6,242,490    9,939,564    4,338,581    6,517,620
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................       805,715      951,332      642,356      780,808
                                            -----------   ----------   ----------   ----------
   Units purchased ......................         9,040       11,140          770        5,763
   Units redeemed .......................      (207,112)    (156,757)    (131,730)    (144,215)
                                            -----------   ----------   ----------   ----------
   Ending units .........................       607,643      805,715      511,396      642,356
                                            ===========   ==========   ==========   ==========

                                                 FidVIPAMGrS2                FidVIPCon
                                            ----------------------   -------------------------
Investment activity:                           2002         2001         2002          2001
                                            ----------   ---------   -----------   -----------
   Net investment income (loss) .........       56,691      36,332      (368,101)     (544,335)
   Realized gain (loss) on investments ..     (490,429)   (232,231)   (1,398,524)    1,626,509
   Change in unrealized gain (loss)
      on investments ....................     (367,537)   (297,500)   (6,522,831)  (21,661,937)
   Reinvested capital gains .............           --     113,279            --     3,231,968
                                            ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (801,275)   (380,120)   (8,289,456)  (17,347,795)
                                            ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      174,760   2,821,212       863,969     1,557,569
   Transfers between funds ..............     (278,535)   (381,292)   (2,160,678)   (7,187,387)
   Redemptions (note 3) .................     (512,149)   (439,985)  (18,795,573)  (14,779,735)
   Annuity benefits .....................           --          --       (26,073)      (29,383)
   Annual contract maintenance charges
      (note 2) ..........................           --          --       (14,352)      (14,522)
   Contingent deferred sales charges
      (note 2) ..........................      (12,963)    (14,020)     (250,490)     (299,085)
   Adjustments to maintain reserves .....       (1,147)     (2,775)        5,984         7,405
                                            ----------   ---------   -----------   -----------
         Net equity transactions ........     (630,034)  1,983,140   (20,377,213)  (20,745,138)
                                            ----------   ---------   -----------   -----------

Net change in contract owners' equity ...   (1,431,309)  1,603,020   (28,666,669)  (38,092,933)
Contract owners' equity beginning
   of period ............................    4,615,909   3,012,889    90,919,230   129,012,163
                                            ----------   ---------   -----------   -----------
Contract owners' equity end of period ...    3,184,600   4,615,909    62,252,561    90,919,230
                                            ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      557,576     332,936     6,221,749     7,644,417
                                            ----------   ---------   -----------   -----------
   Units purchased ......................       26,772     275,290        62,540       108,572
   Units redeemed .......................     (121,126)    (50,650)   (1,516,950)   (1,531,240)
                                            ----------   ---------   -----------   -----------
   Ending units .........................      463,222     557,576     4,767,339     6,221,749
                                            ==========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPConS                  FidVIPCon2
                                            --------------------------   -----------------------
Investment activity:                            2002           2001         2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss) .........   $   (104,036)     (135,465)    (110,699)    (117,269)
   Realized gain (loss) on investments ..     (3,476,052)     (754,517)  (1,078,797)    (201,523)
   Change in unrealized gain (loss)
      on investments ....................     (1,471,676)   (9,552,732)  (1,259,795)  (2,381,435)
   Reinvested capital gains .............             --     1,677,956           --      403,470
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (5,051,764)   (8,764,758)  (2,449,291)  (2,296,757)
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        838,245       697,939    5,639,504   12,302,994
   Transfers between funds ..............     (3,189,340)   (2,623,212)  (1,480,324)  (1,554,224)
   Redemptions (note 3) .................     (4,924,162)   (4,202,753)  (2,463,221)  (1,409,345)
   Annuity benefits .....................             --            --           --           --
   Annual contract maintenance charges
      (note 2) ..........................             --            --           --           --
   Contingent deferred sales charges
      (note 2) ..........................        (96,775)     (111,445)     (84,521)     (40,277)
   Adjustments to maintain reserves .....           (814)        1,685       (2,606)      (8,308)
                                            ------------   -----------   ----------   ----------
         Net equity transactions ........     (7,372,846)   (6,237,786)   1,608,832    9,290,840
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity ...    (12,424,610)  (15,002,544)    (840,459)   6,994,083
Contract owners' equity beginning
   of period ............................     51,409,445    66,411,989   21,192,136   14,198,053
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period ...   $ 38,984,835    51,409,445   20,351,677   21,192,136
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      4,223,233     4,732,885    2,520,595    1,456,071
                                            ------------   -----------   ----------   ----------
   Units purchased ......................         75,987        58,046      284,136    1,271,171
   Units redeemed .......................       (735,491)     (567,698)     (82,837)    (206,647)
                                            ------------   -----------   ----------   ----------
   Ending units .........................      3,563,729     4,223,233    2,721,894    2,520,595
                                            ============   ===========   ==========   ==========

                                                    FidVIPI500                  FidVIPIGBd
                                            -------------------------   -------------------------
Investment activity:                            2002          2001         2002           2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........       328,402       (48,398)    2,568,623     2,886,704
   Realized gain (loss) on investments ..   (13,069,684)    2,671,258     2,652,957       406,988
   Change in unrealized gain (loss)
      on investments ....................   (20,609,739)  (27,806,633)    3,774,684     2,220,523
   Reinvested capital gains .............            --            --            --            --
                                            -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (33,351,021)  (25,183,773)    8,996,264     5,514,215
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,261,286    16,906,111     4,339,731    12,250,100
   Transfers between funds ..............   (12,741,098)   (1,958,034)   22,953,368    19,940,300
   Redemptions (note 3) .................   (25,140,892)  (16,677,272)  (21,856,478)  (11,980,463)
   Annuity benefits .....................        (3,970)       (7,919)      (45,258)      (39,211)
   Annual contract maintenance charges
      (note 2) ..........................       (10,257)      (10,834)       (4,686)       (3,459)
   Contingent deferred sales charges
      (note 2) ..........................      (690,403)     (350,730)     (268,194)     (199,853)
   Adjustments to maintain reserves .....        (6,545)       (8,924)        6,675         8,279
                                            -----------   -----------   -----------   -----------
         Net equity transactions ........   (35,331,879)   (2,107,602)    5,125,158    19,975,693
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...   (68,682,900)  (27,291,375)   14,121,422    25,489,908
Contract owners' equity beginning
   of period ............................   156,382,103   183,673,478    96,917,597    71,427,689
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...    87,699,203   156,382,103   111,039,019    96,917,597
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    12,613,054    12,597,943     7,585,546     5,949,869
                                            -----------   -----------   -----------   -----------
   Units purchased ......................       319,157        23,034       561,310     2,079,331
   Units redeemed .......................    (3,707,218)       (7,923)     (172,778)     (443,654)
                                            -----------   -----------   -----------   -----------
   Ending units .........................     9,224,993    12,613,054     7,974,078     7,585,546
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                FidVIPAgGrS            FidVIPAgGr2
                                            -------------------   ---------------------
Investment activity:                           2002       2001       2002        2001
                                            ---------   -------   ---------   ---------
   Net investment income (loss) .........   $  (2,937)   (2,296)    (18,810)     (7,400)
   Realized gain (loss) on investments ..     (48,306)  (45,906)   (400,199)    (43,122)
   Change in unrealized gain (loss)
      on investments ....................     (42,322)    5,464     (54,372)    (19,151)
   Reinvested capital gains .............          --        --          --          --
                                            ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (93,565)  (42,738)   (473,381)    (69,673)
                                            ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       5,900    53,792     638,486   1,385,830
   Transfers between funds ..............     (45,195)  316,006     (71,783)     79,719
   Redemptions (note 3) .................     (19,229)  (12,641)    (87,001)    (40,175)
   Annuity benefits .....................          --        --          --          --
   Annual contract maintenance charges
      (note 2) ..........................          --        --          --          --
   Contingent deferred sales charges
      (note 2) ..........................        (784)     (241)     (2,458)       (503)
   Adjustments to maintain reserves .....         (10)    2,610        (918)       (242)
                                            ---------   -------   ---------   ---------
         Net equity transactions ........     (59,318)  359,526     476,326   1,424,629
                                            ---------   -------   ---------   ---------

Net change in contract owners' equity ...    (152,883)  316,788       2,945   1,354,956
Contract owners' equity beginning
   of period ............................     316,788        --   1,354,956          --
                                            ---------   -------   ---------   ---------
Contract owners' equity end of period ...   $ 163,905   316,788   1,357,901   1,354,956
                                            =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................      34,552        --     148,920          --
                                            ---------   -------   ---------   ---------
   Units purchased ......................       1,018    35,694      68,618     152,893
   Units redeemed .......................     (11,115)   (1,142)    (11,396)     (3,973)
                                            ---------   -------   ---------   ---------
   Ending units .........................      24,455    34,552     206,142     148,920
                                            =========   =======   =========   =========

                                                    FidVIPBal                  FidVIPBalS
                                            -------------------------   -----------------------
Investment activity:                           2002           2001         2002         2001
                                            -----------   -----------   ----------   ----------
   Net investment income (loss) .........     1,436,760     2,493,521      441,096      640,392
   Realized gain (loss) on investments ..     1,529,093     3,722,278   (1,400,223)    (956,923)
   Change in unrealized gain (loss)
      on investments ....................   (11,611,002)   (9,567,175)  (1,262,781)    (399,855)
   Reinvested capital gains .............            --            --           --           --
                                            -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (8,645,149)   (3,351,376)  (2,221,908)    (716,386)
                                            -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       834,409       979,948      203,567      372,062
   Transfers between funds ..............      (969,654)     (607,468)    (640,817)     503,131
   Redemptions (note 3) .................   (18,175,260)  (16,802,641)  (2,642,753)  (2,690,391)
   Annuity benefits .....................       (23,930)      (29,873)          --           --
   Annual contract maintenance charges
      (note 2) ..........................       (11,956)      (12,744)          --           --
   Contingent deferred sales charges
      (note 2) ..........................      (126,848)     (229,893)     (39,535)     (44,234)
   Adjustments to maintain reserves .....         2,149        12,471         (342)        (371)
                                            -----------   -----------   ----------   ----------
         Net equity transactions ........   (18,471,090)  (16,690,200)  (3,119,880)  (1,859,803)
                                            -----------   -----------   ----------   ----------

Net change in contract owners' equity ...   (27,116,239)  (20,041,576)  (5,341,788)  (2,576,189)
Contract owners' equity beginning
   of period ............................    88,692,385   108,733,961   22,968,603   25,544,792
                                            -----------   -----------   ----------   ----------
Contract owners' equity end of period ...    61,576,146    88,692,385   17,626,815   22,968,603
                                            ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     5,526,702     6,578,862    2,135,354    2,312,257
                                            -----------   -----------   ----------   ----------
   Units purchased ......................        57,613        62,754       21,215       85,293
   Units redeemed .......................    (1,321,881)   (1,114,914)    (342,207)    (262,196)
                                            -----------   -----------   ----------   ----------
   Ending units .........................     4,262,434     5,526,702    1,814,362    2,135,354
                                            ===========   ===========   ==========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                              FidVIPBal2              FidVIPDyCapS
                                                       ------------------------   -------------------
Investment activity:                                      2002          2001        2002       2001
                                                       -----------   ----------   --------   --------
   Net investment income (loss) ....................   $   176,603       76,019     (6,983)    (5,773)
   Realized gain (loss) on investments .............      (520,663)     (23,306)   (52,236)  (231,587)
   Change in unrealized gain (loss)
      on investments ...............................      (884,253)    (193,169)   (61,976)    31,280
   Reinvested capital gains ........................            --           --         --         --
                                                       -----------   ----------   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................    (1,228,313)    (140,456)  (121,195)  (206,080)
                                                       -----------   ----------   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................     1,325,627    7,600,648     29,883     92,436
   Transfers between funds .........................      (548,562)     (16,924)     9,568    365,501
   Redemptions (note 3) ............................    (1,423,468)    (556,384)   (49,019)   (25,905)
   Annuity benefits ................................            --           --         --         --
   Annual contract maintenance charges
      (note 2) .....................................            --           --         --         --
   Contingent deferred sales charges
      (note 2) .....................................       (36,182)     (11,347)      (533)      (738)
   Adjustments to maintain reserves ................        (2,082)      (1,838)       (93)      (118)
                                                       -----------   ----------   --------   --------
         Net equity transactions ...................      (684,667)   7,014,155    (10,194)   431,176
                                                       -----------   ----------   --------   --------

Net change in contract owners' equity ..............    (1,912,980)   6,873,699   (131,389)   225,096
Contract owners' equity beginning
   of period .......................................    11,239,341    4,365,642    772,763    547,667
                                                       -----------   ----------   --------    -------
Contract owners' equity end of period ..............   $ 9,326,361   11,239,341    641,374    772,763
                                                       ===========   ==========   ========   ========

CHANGES IN UNITS:
   Beginning units .................................     1,239,800      465,235    125,342     62,830
                                                       -----------   ----------    -------   --------
   Units purchased .................................       197,883      828,892     50,122     65,859
   Units redeemed ..................................      (294,375)     (54,327)   (62,278)    (3,347)
                                                       -----------   ----------   --------   --------
   Ending units ....................................     1,143,308    1,239,800    113,186    125,342
                                                       ===========   ==========   ========   ========

                                                            FidVIPDyCap2             FidVIPGrIn
                                                       ---------------------   -------------------------
Investment activity:                                     2002        2001         2002          2001
                                                       ---------   ---------   -----------   -----------
   Net investment income (loss) ....................     (33,029)    (26,118)       38,045        19,520
   Realized gain (loss) on investments .............    (357,686)   (209,810)   (2,771,843)      543,315
   Change in unrealized gain (loss)
      on investments ...............................      85,670    (386,647)   (5,373,746)   (9,353,411)
   Reinvested capital gains ........................          --          --            --     2,462,028
                                                       ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................    (305,045)   (622,575)   (8,107,544)   (6,328,548)
                                                       ---------   ---------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................     728,180   2,494,183       473,479       956,093
   Transfers between funds .........................    (170,042)    (74,321)   (1,223,651)     (297,423)
   Redemptions (note 3) ............................    (215,642)   (153,293)   (8,755,378)   (7,860,246)
   Annuity benefits ................................          --          --        (8,946)      (11,644)
   Annual contract maintenance charges
      (note 2) .....................................          --          --        (6,749)       (7,106)
   Contingent deferred sales charges
      (note 2) .....................................      (5,049)     (3,303)     (125,205)     (148,343)
   Adjustments to maintain reserves ................        (984)     (3,203)        3,570         3,196
                                                       ---------   ---------   -----------   -----------
         Net equity transactions ...................     336,463   2,260,063    (9,642,880)   (7,365,473)
                                                       ---------   ---------   -----------   -----------

Net change in contract owners' equity ..............      31,418   1,637,488   (17,750,424)  (13,694,021)
Contract owners' equity beginning
   of period .......................................   2,838,638   1,201,150    48,287,267    61,981,288
                                                       ---------   ---------   -----------   -----------
Contract owners' equity end of period ..............   2,870,056   2,838,638    30,536,843    48,287,267
                                                       =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .................................     468,870     140,557     3,350,144     3,868,257
                                                       ---------   ---------   -----------   -----------
   Units purchased .................................      68,480     355,769        38,762        68,786
   Units redeemed ..................................     (17,613)    (27,456)     (816,941)     (586,899)
                                                       ---------   ---------   -----------   -----------
   Ending units ....................................     519,737     468,870     2,571,965     3,350,144
                                                       =========   =========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                FidVIPGrInS              FidVIPGrIn2
                                                       --------------------------   -----------------------
Investment activity:                                       2002          2001          2002         2001
                                                       ------------   -----------   ----------   ----------
   Net investment income (loss) ....................   $    162,262       198,481       18,079      (35,650)
   Realized gain (loss) on investments .............     (4,337,184)     (736,088)    (974,299)     (85,610)
   Change in unrealized gain (loss)
      on investments ...............................     (4,398,255)   (8,271,856)  (2,461,911)  (1,836,360)
   Reinvested capital gains ........................             --     2,533,361           --      516,009
                                                       ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     (8,573,177)   (6,276,102)  (3,418,131)  (1,441,611)
                                                       ------------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................        377,875       787,147    3,012,260    9,582,181
   Transfers between funds .........................     (4,078,404)   (2,591,480)  (1,223,907)    (485,937)
   Redemptions (note 3) ............................     (4,576,005)   (4,647,139)  (1,934,160)  (1,018,180)
   Annuity benefits ................................             --            --           --           --
   Annual contract maintenance charges
      (note 2) .....................................             --            --           --           --
   Contingent deferred sales charges
      (note 2) .....................................        (76,415)     (110,478)     (65,330)     (29,893)
   Adjustments to maintain reserves ................           (794)       (1,386)      (4,919)      (5,337)
                                                       ------------   -----------   ----------   ----------
         Net equity transactions ...................     (8,353,743)   (6,563,336)    (216,056)   8,042,834
                                                       ------------   -----------   ----------   ----------

Net change in contract owners' equity ..............    (16,926,920)  (12,839,438)  (3,634,187)   6,601,223
Contract owners' equity beginning
   of period .......................................     50,445,902    63,285,340   18,097,565   11,496,342
                                                       ------------   -----------   ----------   ----------
Contract owners' equity end of period ..............   $ 33,518,982    50,445,902   14,463,378   18,097,565
                                                       ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................      4,431,368     5,015,994    2,085,900    1,190,510
                                                       ------------   -----------   ----------   ----------
   Units purchased .................................         39,701        71,330    1,129,936    1,016,871
   Units redeemed ..................................       (909,259)     (655,956)  (1,184,630)    (121,481)
                                                       ------------   -----------   ----------   ----------
   Ending units ....................................      3,561,810     4,431,368    2,031,206    2,085,900
                                                       ============   ===========   ==========   ==========

                                                                FidVIPGrOp                 FidVIPGrOpS
                                                       ---------------------------   -------------------------
Investment activity:                                       2002           2001           2002          2001
                                                       ------------   ------------   -----------   -----------
   Net investment income (loss) ....................       (402,823)    (3,017,919)        2,516      (481,007)
   Realized gain (loss) on investments .............    (13,932,095)     9,876,057    (8,525,315)   (4,525,623)
   Change in unrealized gain (loss)
      on investments ...............................    (39,108,268)   (67,440,840)   (3,817,244)   (7,602,884)
   Reinvested capital gains ........................             --             --            --            --
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................    (53,443,186)   (60,582,702)  (12,340,043)  (12,609,514)
                                                       ------------   ------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................      2,541,128      3,580,556       567,322       669,115
   Transfers between funds .........................    (20,728,870)   (36,146,005)   (5,665,452)   (8,752,780)
   Redemptions (note 3) ............................    (41,831,517)   (54,231,792)   (5,863,810)   (6,461,740)
   Annuity benefits ................................        (25,095)       (14,780)           --            --
   Annual contract maintenance charges
      (note 2) .....................................        (49,505)       (58,454)           --            --
   Contingent deferred sales charges
      (note 2) .....................................       (387,193)      (824,396)     (115,775)     (175,602)
   Adjustments to maintain reserves ................        (17,243)         2,396          (603)       (6,982)
                                                       ------------   ------------   -----------   -----------
         Net equity transactions ...................    (60,498,295)   (87,692,475)  (11,078,318)  (14,727,989)
                                                       ------------   ------------   -----------   -----------

Net change in contract owners' equity ..............   (113,941,481)  (148,275,177)  (23,418,361)  (27,337,503)
Contract owners' equity beginning
   of period .......................................    257,415,753    405,690,930    58,328,065    85,665,568
                                                       ------------   ------------   -----------   -----------
Contract owners' equity end of period ..............    143,474,272    257,415,753    34,909,704    58,328,065
                                                       ============   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units .................................     15,292,145     20,319,672     6,880,064     8,553,468
                                                       ------------   ------------   -----------   -----------
   Units purchased .................................        179,080        207,395        80,378        76,980
   Units redeemed ..................................     (4,408,801)    (5,234,922)   (1,633,453)   (1,750,384)
                                                       ------------   ------------   -----------   -----------
   Ending units ....................................     11,062,424     15,292,145     5,326,989     6,880,064
                                                       ============   ============   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FidVIPGrOp2               FidVIPMCap
                                            ------------------------   ---------------------
Investment activity:                            2002         2001         2002        2001
                                            -----------   ----------   ---------   ---------
   Net investment income (loss) .........   $   (30,634)    (100,691)    (10,991)    (37,939)
   Realized gain (loss) on investments ..    (1,839,558)    (262,180)      2,301     (30,532)
   Change in unrealized gain (loss)
      on investments ....................      (758,633)  (1,491,103)   (349,784)    (76,574)
   Reinvested capital gains .............            --           --          --          --
                                            -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,628,825)  (1,853,974)   (358,474)   (145,045)
                                            -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       648,039    5,538,888     177,002     196,279
   Transfers between funds ..............    (1,096,151)    (813,323)    383,267     243,798
   Redemptions (note 3) .................    (1,367,851)    (698,353)   (538,636)   (382,460)
   Annuity benefits .....................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................            --           --      (4,554)     (4,064)
   Contingent deferred sales charges
      (note 2) ..........................       (28,172)     (13,377)     (9,882)     (9,580)
   Adjustments to maintain reserves .....        (2,287)      (7,217)        (57)        (86)
                                            -----------   ----------   ---------   ---------
         Net equity transactions ........    (1,846,422)   4,006,618       7,140      43,887
                                            -----------   ----------   ---------   ---------

Net change in contract owners' equity        (4,475,247)   2,152,644    (351,334)   (101,158)
Contract owners' equity beginning
   of period ............................    11,651,703    9,499,059   2,901,353   3,002,511
                                            -----------   ----------   ---------   ---------
Contract owners' equity end of period ...   $ 7,176,456   11,651,703   2,550,019   2,901,353
                                            ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     1,663,455    1,140,517     157,589     155,783
                                            -----------   ----------   ---------   ---------
   Units purchased ......................       119,564      635,059      47,152       2,646
   Units redeemed .......................      (454,611)    (112,121)    (49,125)       (840)
                                            -----------   ----------   ---------   ---------
   Ending units .........................     1,328,408    1,663,455     155,616     157,589
                                            ===========   ==========   =========   =========

                                                  FidVIPMCapS               FidVIPMCap2
                                            -----------------------   -----------------------
Investment activity:                           2002         2001         2002         2001
                                            ----------   ----------   ----------   ----------
   Net investment income (loss) .........      (18,606)    (253,716)    (116,899)    (260,350)
   Realized gain (loss) on investments ..     (229,718)    (253,940)    (290,668)      56,785
   Change in unrealized gain (loss)
      on investments ....................   (2,379,347)    (991,419)  (2,869,250)      (5,543)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (2,627,671)  (1,499,075)  (3,276,817)    (209,108)
                                            ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      167,606      328,578    6,483,276   15,692,738
   Transfers between funds ..............   (2,531,888)    (365,518)  (2,083,033)  (1,252,233)
   Redemptions (note 3) .................   (2,311,746)  (1,860,284)  (2,812,630)  (1,426,395)
   Annuity benefits .....................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................           --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................      (47,836)     (34,927)     (83,170)     (30,786)
   Adjustments to maintain reserves .....         (363)      (1,449)      (1,442)      (1,121)
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........   (4,724,227)  (1,933,600)   1,503,001   12,982,203
                                            ----------   ----------   ----------   ----------

Net change in contract owners' equity       (7,351,898)  (3,432,675)  (1,773,816)  12,773,095
Contract owners' equity beginning
   of period .........................      24,618,561   28,051,236   26,713,910   13,940,815
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...   17,266,663   24,618,561   24,940,094   26,713,910
                                            ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    1,331,713    1,451,678    2,002,516      972,594
                                            ----------   ----------   ----------   ----------
   Units purchased ......................       10,195       20,777      201,345    1,180,089
   Units redeemed .......................     (294,638)    (140,742)     (60,568)    (150,167)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,047,270    1,331,713    2,143,293    2,002,516
                                            ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              FidVIPVaIS       FidVIPVaIS2      FrVIPRisDiv     FrVIPForSec
                                            --------------   --------------   --------------   -------------
Investment activity:                          2002    2001     2002    2001     2002    2001    2002    2001
                                            -------   ----   -------   ----   -------   ----   ------   ----
   Net investment income (loss) .........   $  (159)    --    (2,693)    --      (568)    --     (115)    --
   Realized gain (loss) on investments ..       (24)    --   (43,330)    --      (409)    --      (21)    --
   Change in unrealized gain (loss)
      on investments ....................       352     --   (27,972)    --       830     --     (504)    --
   Reinvested capital gains .............        --     --        --     --        --     --       --     --
                                            -------    ---   -------    ---   -------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       169     --   (73,995)    --      (147)    --     (640)    --
                                            -------    ---   -------    ---   -------    ---   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    63,016     --   703,426     --   238,115     --   43,498     --
   Transfers between funds ..............        --     --   205,146     --     9,261     --      (36)    --
   Redemptions (note 3) .................        --     --   (24,944)    --    (1,387)    --       --     --
   Annuity benefits .....................        --     --        --     --        --     --       --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --        --     --       --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --        (4)    --        --     --       --     --
   Adjustments to maintain reserves .....        (4)    --      (101)    --       101     --        3     --
                                            -------    ---   -------    ---   -------    ---   ------    ---
         Net equity transactions ........    63,012     --   883,523     --   246,090     --   43,465     --
                                            -------    ---   -------    ---   -------    ---   ------    ---

Net change in contract owners' equity ...    63,181     --   809,528     --   245,943     --   42,825     --
Contract owners' equity beginning
   of period ............................        --     --        --     --        --     --       --     --
                                            -------    ---   -------    ---   -------    ---   ------    ---
Contract owners' equity end of period ...   $63,181     --   809,528     --   245,943     --   42,825     --
                                            =======    ===   =======    ===   =======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --        --     --       --     --
                                            -------    ---   -------    ---   -------    ---   ------    ---
   Units purchased ......................     7,968     --   110,939     --    27,693     --    5,519     --
   Units redeemed .......................        --     --    (2,887)    --      (154)    --       (5)    --
                                            -------    ---   -------    ---   -------    ---   ------    ---
   Ending units .........................     7,968     --   108,052     --    27,539     --    5,514     --
                                            =======    ===   =======    ===   =======    ===   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             GVITDMidCapI      GVITDMidCap2       GVITEmMrkts2       GVITGvtBd
                                            --------------   ----------------   ---------------   -----------------
Investment activity:                          2002    2001      2002     2001     2002     2001      2002      2001
                                            -------   ----   ---------   ----   --------   ----   ----------   ----
   Net investment income (loss) .........   $   (66)    --      (2,268)    --     (3,486)    --      303,478     --
   Realized gain (loss) on investments ..       (62)    --     (27,326)    --   (126,756)    --      187,058     --
   Change in unrealized gain (loss)
      on investments ....................      (184)    --      (7,432)    --     (4,021)    --        7,964     --
   Reinvested capital gains .............       333     --       6,272     --         --     --      146,240     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        21     --     (30,754)    --   (134,263)    --      644,740     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    68,583     --   1,215,066     --    562,950     --   11,544,768     --
   Transfers between funds ..............       225     --     182,450     --     44,140     --    9,617,827     --
   Redemptions (note 3) .................      (474)    --     (21,669)    --    (10,774)    --     (920,943)    --
   Annuity benefits .....................        --     --          --     --         --     --           --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --          --     --         --     --           --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --        (127)    --       (371)    --      (27,974)    --
   Adjustments to maintain reserves .....       (16)    --        (105)    --       (185)    --          304     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
         Net equity transactions ........    68,318     --   1,375,615     --    595,760     --   20,213,982     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---

Net change in contract owners' equity ...    68,339     --   1,344,861     --    461,497     --   20,858,722     --
Contract owners' equity beginning
   of period ............................        --     --          --     --         --     --           --     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
Contract owners' equity end of period ...   $68,339     --   1,344,861     --    461,497     --   20,858,722     --
                                            =======    ===   =========    ===   ========    ===   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --          --     --         --     --           --     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
   Units purchased ......................     8,367     --     172,982     --     58,256     --    1,973,088     --
   Units redeemed .......................       (57)    --      (2,601)    --       (998)    --      (78,989)    --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
   Ending units .........................     8,310     --     170,381     --     57,258     --    1,894,099     --
                                            =======    ===   =========    ===   ========    ===   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GVITIDAgg           GVITIDCon          GVITIDMod         GVITIDModAgg
                                            -----------------   ----------------   -----------------   ----------------
Investment activity:                           2002      2001      2002     2001      2002      2001      2002     2001
                                            ----------   ----   ---------   ----   ----------   ----   ---------   ----
   Net investment income (loss) .........   $      839     --      63,511     --       76,817     --      19,546     --
   Realized gain (loss) on investments ..      (45,293)    --      (5,422)    --      (67,507)    --     (44,048)    --
   Change in unrealized gain (loss)
      on investments ....................      (31,287)    --      22,390     --     (422,668)    --    (231,837)    --
   Reinvested capital gains .............           47     --       4,213     --       16,194     --      12,436     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (75,694)    --      84,692     --     (397,164)    --    (243,903)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............. 2,422,957     --   6,641,950     --   20,963,431     --   8,595,539     --
   Transfers between funds ..............     (148,759)    --   2,155,658     --      273,541     --     112,880     --
   Redemptions (note 3) .................      (81,245)    --    (122,482)    --     (320,233)    --     (54,712)    --
   Annuity benefits .....................           --     --          --     --           --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          --     --           --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         (921)    --      (3,734)    --       (3,573)    --        (571)    --
   Adjustments to maintain reserves .....         (142)    --        (115)    --         (613)    --        (213)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
         Net equity transactions ........    2,191,890     --   8,671,277     --   20,912,553     --   8,652,923     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---

Net change in contract owners' equity ...    2,116,196     --   8,755,969     --   20,515,389     --   8,409,020     --
Contract owners' equity beginning
   of period ............................           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
Contract owners' equity end of period ...   $2,116,196     --   8,755,969     --   20,515,389     --   8,409,020     --
                                            ==========    ===   =========    ===   ==========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
   Units purchased ......................      277,700     --     893,845     --    2,299,031     --     980,237     --
   Units redeemed .......................      (22,155)    --     (12,107)    --      (33,652)    --      (6,082)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
   Ending units .........................      255,545     --     881,738     --    2,265,379     --     974,155     --
                                            ==========    ===   =========    ===   ==========    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITIDModCon          GVITMyMkt         GVITSmCapGr2     GVITSmCapVal
                                            ------------------   -----------------   ----------------   ------------
Investment activity:                            2002      2001      2002      2001      2002     2001    2002   2001
                                            -----------   ----   ----------   ----   ---------   ----   -----   ----
   Net investment income (loss) .........   $    75,927     --      (17,384)    --      (5,340)    --     (24)    --
   Realized gain (loss) on investments ..       (51,403)    --           --     --     (39,248)    --     (27)    --
   Change in unrealized gain (loss)
      on investments ....................       (88,832)    --           --     --    (111,231)    --      17     --
   Reinvested capital gains .............        14,095     --           --     --          --     --      18     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       (50,213)    --      (17,384)    --    (155,819)    --     (16)    --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    10,895,139     --   29,524,441     --     848,128     --   8,203     --
   Transfers between funds ..............     2,439,855     --   11,426,536     --     616,747     --     (89)    --
   Redemptions (note 3) .................      (441,640)    --   (8,193,725)    --    (110,180)    --      --     --
   Annuity benefits .....................            --     --           --     --          --     --      --     --
   Annual contract maintenance charges
      (note 2) ..........................            --     --           --     --          --     --      --     --
   Contingent deferred sales charges
      (note 2) ..........................        (1,075)    --     (180,653)    --      (1,347)    --      --     --
   Adjustments to maintain reserves .....          (350)    --           37     --        (180)    --      --     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
         Net equity transactions ........    12,891,929     --   32,576,636     --   1,353,168     --   8,114     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---

Net change in contract owners' equity ...    12,841,716     --   32,559,252     --   1,197,349     --   8,098     --
Contract owners' equity beginning
   of period ............................            --     --           --     --          --     --      --     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
Contract owners' equity end of period ...   $12,841,716     --   32,559,252     --   1,197,349     --   8,098     --
                                            ===========    ===   ==========    ===   =========    ===   =====    ===

CHANGES IN UNITS:
   Beginning units ......................            --     --           --     --          --     --      --     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
   Units purchased ......................     1,389,021     --    3,747,299     --     178,943     --   1,086     --
   Units redeemed .......................       (43,145)    --     (535,493)    --     (11,699)    --     (12)    --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
   Ending units .........................     1,345,876     --    3,211,806     --     167,244     --   1,074     --
                                            ===========    ===   ==========    ===   =========    ===   =====    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             GVITSmCapVal2      GVITSmComp       GVITSmComp2         MFSInvGrS
                                            ---------------   -------------   ----------------   ----------------
Investment activity:                          2002     2001    2002    2001      2002     2001      2002     2001
                                            --------   ----   ------   ----   ---------   ----   ---------   ----
   Net investment income (loss) .........   $ (2,913)    --      (85)    --      (6,764)    --      (4,026)    --
   Realized gain (loss) on investments ..    (46,776)    --      266     --     (22,582)    --     (14,182)    --
   Change in unrealized gain (loss)
      on investments ....................    (20,989)    --     (367)    --    (133,711)    --     (69,532)    --
   Reinvested capital gains .............      5,349     --       --     --          --     --          --     --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (65,329)    --     (186)    --    (163,057)    --     (87,740)    --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    431,700     --   40,969     --     818,428     --   1,068,700     --
   Transfers between funds ..............    467,504     --       25     --     519,581     --      84,616     --
   Redemptions (note 3) .................    (34,220)    --   (2,235)    --     (32,560)    --     (37,967)    --
   Annuity benefits .....................         --     --       --     --          --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --       --     --          --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................       (534)    --     (139)    --      (1,049)    --        (678)    --
   Adjustments to maintain reserves .....        (87)    --       (4)    --        (150)    --        (142)    --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
         Net equity transactions ........    864,363     --   38,616     --   1,304,250     --   1,114,529     --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---

Net change in contract owners' equity ...    799,034     --   38,430     --   1,141,193     --   1,026,789     --
Contract owners' equity beginning
   of period ............................         --     --       --     --          --     --          --     --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
Contract owners' equity end of period ...   $799,034     --   38,430     --   1,141,193     --   1,026,789     --
                                            ========    ===   ======    ===   =========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --       --     --          --     --          --     --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
   Units purchased ......................    116,322     --    4,912     --     138,549     --     141,628     --
   Units redeemed .......................     (4,114)    --     (241)    --      (3,215)    --      (4,374)    --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
   Ending units .........................    112,208     --    4,671     --     135,334     --     137,254     --
                                            ========    ===   ======    ===   =========    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               MFSMidCapGrS        MFSNewDiscS          MFSValS           OppCapApS
                                            -----------------   ----------------   -----------------   ----------------
Investment activity:                           2002      2001      2002     2001      2002      2001      2002     2001
                                            ----------   ----   ---------   ----   ----------   ----   ---------   ----
   Net investment income (loss) .........   $   (6,872)    --      (5,703)    --       (8,244)    --     (19,287)    --
   Realized gain (loss) on investments ..      (59,718)    --     (17,162)    --      (64,178)    --    (186,620)    --
   Change in unrealized gain (loss)
      on investments ....................      (84,868)    --     (98,422)    --      (31,508)    --    (166,495)    --
   Reinvested capital gains .............           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (151,458)    --    (121,287)    --     (103,930)    --    (372,402)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,730,672     --   1,377,947     --    1,798,417     --   4,156,906     --
   Transfers between funds ..............      323,185     --     132,592     --      271,966     --     339,885     --
   Redemptions (note 3) .................      (97,173)    --     (13,853)    --      (70,045)    --    (156,217)    --
   Annuity benefits .....................           --     --          --     --           --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          --     --           --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         (375)    --        (269)    --       (1,448)    --      (2,837)    --
   Adjustments to maintain reserves .....         (460)    --        (299)    --         (251)    --        (790)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
         Net equity transactions ........    1,955,849     --   1,496,118     --    1,998,639     --   4,336,947     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---

Net change in contract owners' equity ...    1,804,391     --   1,374,831     --    1,894,709     --   3,964,545     --
Contract owners' equity beginning
   of period ............................           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
Contract owners' equity end of period ...   $1,804,391     --   1,374,831     --    1,894,709     --   3,964,545     --
                                            ==========    ===   =========    ===   ==========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
   Units purchased ......................      297,468     --     192,275     --      228,865     --     531,294     --
   Units redeemed .......................      (12,857)    --      (1,732)    --       (7,252)    --     (17,258)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
   Ending units .........................      284,611     --     190,543     --      221,613     --     514,036     --
                                            ==========    ===   =========    ===   ==========    ===   =========    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               OppGlSec         OppGlSecS         OppHighInc        OppMSGrIncS
                                            --------------   ----------------   --------------   ----------------
Investment activity:                          2002    2001      2002     2001    2002     2001     2002      2001
                                            -------   ----   ---------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $   (85)    --     (22,439)    --      (547)    --     (16,969)    --
   Realized gain (loss) on investments ..       (51)    --    (285,585)    --      (109)    --     (78,121)    --
   Change in unrealized gain (loss)
      on investments ....................      (959)    --    (101,304)    --     7,413     --    (269,321)    --
   Reinvested capital gains .............        --     --          --     --        --     --          --     --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,095)    --    (409,328)    --     6,757     --    (364,411)    --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    46,043     --   3,058,385     --   206,337     --   3,808,662     --
   Transfers between funds ..............        --     --   1,085,587     --    (1,325)    --     241,301     --
   Redemptions (note 3) .................      (345)    --     (83,987)    --      (130)    --     (70,948)    --
   Annuity benefits .....................        --     --          --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --          --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --      (2,373)    --        --     --        (239)    --
   Adjustments to maintain reserves .....        (3)    --        (804)    --        (1)    --        (401)    --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
         Net equity transactions ........    45,695     --   4,056,808     --   204,881     --   3,978,375     --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    44,600     --   3,647,480     --   211,638     --   3,613,964     --
Contract owners' equity beginning
   of period ............................        --     --          --     --        --     --          --     --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $44,600     --   3,647,480     --   211,638     --   3,613,964     --
                                            =======    ===   =========    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --          --     --        --     --          --     --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
   Units purchased ......................     5,675     --     471,774     --    22,134     --     450,688     --
   Units redeemed .......................       (42)    --      (9,189)    --      (154)    --      (7,628)    --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
   Ending units .........................     5,633     --     462,585     --    21,980     --     443,060     --
                                            =======    ===   =========    ===   =======    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              OppMSSmCap       OppStratBdS         PVTIntGr       PVTSmCapVal
                                            --------------   ----------------   -------------   --------------
Investment activity:                          2002    2001      2002     2001    2002    2001     2002    2001
                                            -------   ----   ---------   ----   ------   ----   -------   ----
   Net investment income (loss) .........   $  (171)    --     (15,326)    --     (184)    --      (367)    --
   Realized gain (loss) on investments ..    (1,189)    --      (3,494)    --     (500)    --    (5,554)    --
   Change in unrealized gain (loss)
      on investments ....................    (2,327)    --     151,066     --      (30)    --    (6,951)    --
   Reinvested capital gains .............        --     --          --     --       --     --        --     --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (3,687)    --     132,246     --     (714)    --   (12,872)    --
                                            -------    ---   ---------    ---   ------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    64,520     --   2,805,331     --   77,004     --   128,456     --
   Transfers between funds ..............     5,398     --   1,363,071     --    9,263     --   (17,787)    --
   Redemptions (note 3) .................       (62)    --    (171,644)    --     (366)    --        --     --
   Annuity benefits .....................        --     --          --     --       --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --          --     --       --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --      (2,149)    --       --     --        --     --
   Adjustments to maintain reserves .....        --     --         (71)    --      (10)    --        (4)    --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
         Net equity transactions ........    69,856     --   3,994,538     --   85,891     --   110,665     --
                                            -------    ---   ---------    ---   ------    ---   -------    ---

Net change in contract owners' equity ...    66,169     --   4,126,784     --   85,177     --    97,793     --
Contract owners' equity beginning
   of period ............................        --     --          --     --       --     --        --     --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
Contract owners' equity end of period ...   $66,169     --   4,126,784     --   85,177     --    97,793     --
                                            =======    ===   =========    ===   ======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --          --     --       --     --        --     --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
   Units purchased ......................     7,923     --     408,610     --   10,526     --    14,141     --
   Units redeemed .......................        (7)    --     (15,545)    --      (44)    --    (1,533)    --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
   Ending units .........................     7,916     --     393,065     --   10,482     --    12,608     --
                                            =======    ===   =========    ===   ======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 PVTVoy            VKCom2             VKEmGr2         VISLgCapGr2
                                            ---------------   ----------------   ----------------   --------------
Investment activity:                          2002     2001      2002     2001      2002     2001     2002    2001
                                            --------   ----   ---------   ----   ---------   ----   -------   ----
   Net investment income (loss) .........   $   (297)    --     (19,309)    --      (7,026)    --    (1,503)    --
   Realized gain (loss) on investments ..        (40)    --     (98,741)    --     (12,072)    --   (11,815)    --
   Change in unrealized gain (loss)
      on investments ....................     (4,485)    --    (162,701)    --    (188,699)    --    (6,660)    --
   Reinvested capital gains .............         --     --         439     --          --     --        --     --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (4,822)    --    (280,312)    --    (207,797)    --   (19,978)    --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     79,270     --   3,753,035     --   1,973,609     --   521,190     --
   Transfers between funds ..............     46,633     --   1,156,832     --      78,511     --   (30,623)    --
   Redemptions (note 3) .................       (427)    --    (163,216)    --     (18,390)    --    (1,400)    --
   Annuity benefits .....................         --     --          --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --          --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (1,302)    --         (65)    --        (3)    --
   Adjustments to maintain reserves .....         (5)    --        (587)    --        (142)    --       (12)    --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
         Net equity transactions ........    125,471     --   4,744,762     --   2,033,523     --   489,152     --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---

Net change in contract owners' equity ...    120,649     --   4,464,450     --   1,825,726     --   469,174     --
Contract owners' equity beginning
   of period ............................         --     --          --     --          --     --        --     --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
Contract owners' equity end of period ...   $120,649     --   4,464,450     --   1,825,726     --   469,174     --
                                            ========    ===   =========    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --          --     --          --     --        --     --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
   Units purchased ......................     14,732     --     572,882     --     263,954     --    59,856     --
   Units redeemed .......................        (50)    --     (17,857)    --      (2,324)    --    (3,275)    --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
   Ending units .........................     14,682     --     555,025     --     261,630     --    56,581     --
                                            ========    ===   =========    ===   =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              VISLgCapVal2        VISModGr2
                                            ---------------   ----------------
Investment activity:                          2002     2001     2002      2001
                                            --------   ----   ---------   ----
   Net investment income (loss) .........   $ (1,050)    --      (9,457)    --
   Realized gain (loss) on investments .. (10,697) -- (2,968) -- Change in unrealized gain (loss)
      on investments ....................    (18,426)    --     (36,172)    --
   Reinvested capital gains .............         --     --          --     --
                                            --------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (30,173)    --     (48,597)    --
                                            --------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    579,167     --   6,782,195     --
   Transfers between funds ..............    (27,024)    --     (51,121)    --
   Redemptions (note 3) .................     (1,052)    --     (58,992)    --
   Annuity benefits .....................         --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (1,063)    --
   Adjustments to maintain reserves .....        (56)    --        (776)    --
                                            --------    ---   ---------    ---
         Net equity transactions ........    551,035     --   6,670,243     --
                                            --------    ---   ---------    ---

Net change in contract owners' equity ... 520,862 -- 6,621,646 -- Contract owners' equity beginning
   of period ............................         --     --          --     --
                                            --------    ---   ---------    ---
Contract owners' equity end of period ...   $520,862     --   6,621,646     --
                                            ========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --          --     --
                                            --------    ---   ---------    ---
S   Units purchased ......................     68,545    --     726,762     --
   Units redeemed .......................     (3,029)    --     (11,428)    --
                                            --------    ---   ---------    ---
   Ending units .........................     65,516     --     715,334     --
                                            ========    ===   =========    ===

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-7
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc.(AIM VIF);
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)
                  AIM VIF - International Equity Fund - Series II Shares
                     (AIMIntEq2)
                  AIM VIF - Mid Cap Core Equity Fund - Series I Shares
                     (AIMMidCore)
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the Alliance Variable Products Series Fund,
               Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein International Value
                     Portfolio - Class B (AlIntlValB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AISmCapValB)
                  Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB) Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares
                     (FedCapApS)
                  Federated IS - Growth Strategies Fund II (FedGrStrat) Federated IS - High Income Bond Fund II - Primary Shares
                     (FedHiInc)*
                  Federated IS - High Income Bond Fund II - Service Shares
                     (FedHiIncS)
                  Federated IS - International Equity Fund II (FedIntEq) Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - High Income Portfolio - Service Class 2
                     (FidVIPHI2)
                  Fidelity(R) VIP - Money Market Portfolio - Initial Class
                     (FidVIPMMkt)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                     (FidVIPOvS2)
                  Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal) Fidelity(R) VIP - Value Portfolio - Service Class 2
                     (FidVIPVal2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
                     (FidVIPAMS)
                  Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
                     (FidVIPAM2)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial
                     Class (FidVIPAMGr)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                     Class (FidVIPAMGrS)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                     Class 2 (FidVIPAMGrS2)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                     (FidVIPCon2)
                  Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
                     (FidVIPI500)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial
                     Class (FidVIPIGBd)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                     Class (FidVIPAgGrS)
                  Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                     Class 2 (FidVIPAgGr2)
                  Fidelity(R) VIP III - Balanced Portfolio - Initial Class
                     (FidVIPBal)
                  Fidelity(R) VIP III - Balanced Portfolio - Service Class
                     (FidVIPBalS)
                  Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
                     (FidVIPBal2)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                     Service Class (FidVIPDyCapS)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                     Service Class 2 (FidVIPDyCap2)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Initial
                     Class (FidVIPGrIn)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Service
                     Class (FidVIPGrInS)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Service
                     Class 2 (FidVIPGrIn2)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class 2 (FidVIPGrOp2)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
                     (FidVIPMCap)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
                     (FidVIPMCapS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPVaIS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class 2 (FidVIPVaIS2)

               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class I (FrVIPRisDiv)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT)
               (formerly Nationwide Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
                     (GVITDMidCap2)
                  Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Portfolios of the MFS(R) Variable Insurance Trust(SM) (MFS(R)
                  VIT);
                  MFS(R) VIT - Investors Growth Series - Service Class
                     (MFSInvGrS)
                  MFS(R) VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                     (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Oppenheimer Variable Annuity;
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street Growth & Income Fund/VA - Service
                     Class (OppMSGrIncS)
                  Oppenheimer Main Street Small Cap Fund/VA - Initial Class
                     (OppMSSmCap)
                  Oppenheimer Strategic Bond Fund/VA - Service Class
                     (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                  Putnam VT International Growth - IB Shares (PVTIntGr) Putnam VT Small Cap Value - IB Shares (PVTSmCapVal) Putnam VT Voyager Fund - IB Shares (PVTVoy)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
                  LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio - Class II
                     (VKEmGr2)

               Portfolios of the VISION Group of Funds;
                  VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2) VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2) VISION Group of Funds - Managed Allocation Fund - Moderate
                     Growth II (VISModGr2)

               *At December 31, 2002, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed approximately $1.2 and $1.0 million to the Account in the form of bonus credits for the years ended December 31, 2002 and 2001, respectively.

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                                          All
                                                                                           Nationwide   American   Nationwide
                             Nationwide Variable Account-7 Options                           Classic     Annuity     Select
-----------------------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk - Basic                                                      1.30%+       0.95%      1.40%++
-----------------------------------------------------------------------------------------------------------------------------
     Reduced Purchase Payment Option:                                                          --         0.25%        --

           Initial lowered to $1,000 and subsequent lowered to $25.
           Not available for investment only contracts.
-----------------------------------------------------------------------------------------------------------------------------
     CDSC Options:

        Five Year CDSC                                                                         --         0.15%        --
-----------------------------------------------------------------------------------------------------------------------------
     CDSC Waiver Options:

        Additional (5%) Withdrawal without Charge and Disability                               --         0.10%        --
           In addition to standard 10% CDSC-free withdrawal privilege.
                                                                                             ----         ----       ----
        10 Year and Disability Waiver for Tax Sheltered Annuities                              --         0.05%        --

           CDSC waived if (i) contract owner has owned contract for 10 years and (ii)
           has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
                                                                                             ----         ----       ----
        Hardship Waiver for Tax Sheltered Annuities                                            --         0.15%        --

           CDSC waived if contract owner experiences hardship (defined under IRC
           Section 401(k)).
-----------------------------------------------------------------------------------------------------------------------------
     Death Benefit Options:

        One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)           --         0.15%        --

           If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
                                                                                             ----         ----       ----
        Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on
           or after 1-2-01)                                                                    --         0.20%        --

           If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
                                                                                             ----         ----       ----
        One-Year Step Up (for contracts issued prior to 1-2-01)                                --         0.05%      0.05%

           If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
                                                                                             ----         ----       ----
        5% Enhanced (for contracts issued prior to 1-2-01)                                     --         0.10%      0.10%

           If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5%
           simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.
-----------------------------------------------------------------------------------------------------------------------------
     Guaranteed Minimum Income Benefit Options:

           Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

        Option 1                                                                               --         0.45%        --
                                                                                             ----         ----       ----
        Option 2                                                                               --         0.30%        --
-----------------------------------------------------------------------------------------------------------------------------
     Extra Value Option (EV):                                                                  --         0.45%        --

           Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.
-----------------------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option:                                                             --         0.40%        --

           Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges*                                                       1.30%+       3.15%      1.55%++
-----------------------------------------------------------------------------------------------------------------------------

*    When maximum options are elected.
+    Includes 0.05% contract administrative charge.
++   Includes 0.15% contract administrative charge.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                        Total      AIMBValue2   AIMCapAp2   AIMCapDev   AIMIntEq2
                     -----------   ----------   ---------   ---------   ---------
     0.95% .......   $ 2,513,145      8,444         379         --        2,041
     1.00% .......     2,014,824      6,267           1         --          350
     1.05% .......       417,352        798          12         --           28
     1.10% .......       377,879      1,505         411         26           96
     1.15% .......       109,552        751         273         --           37
     1.20% .......        56,725        490          12         --            4
     1.25% .......        50,860        612           8         --            8
     1.30% .......     1,034,082         75           5         --           40
     1.35% .......        11,482         23          --         --           19
     1.40% .......     9,782,917      3,864         183         --          436
     1.45% .......       714,947      1,584         262         --        1,507
     1.50% .......       275,129         65          --         --           23
     1.55% .......       655,134        958          --         --           24
     1.60% .......       112,503        110          --         --           --
     1.65% .......        58,398         60          --         --           --
     1.70% .......        37,605      1,054         185         --           64
     1.75% .......       441,268      1,290         473         --          536
     1.80% .......        28,679        945          10         --           76
     1.85% .......       129,063        563          16         --          168
     1.95% .......        10,633          4           8         --            3
     2.00% .......        50,064         22          19         --           38
     2.05% .......         5,225         41           7         --            3
     2.10% .......        43,945        352          51         --           --
     1.40% EV ....        13,108         41           9         --           16
     1.45% EV ....        18,825        127           7         --           --
     1.50% EV ....         2,424          3          --         --            1
     1.55% EV ....        11,129        127          13         --           14
     1.60% EV ....         1,497         --          --         --           --
     1.65% EV ....        11,925      1,167         859         --          179
     1.70% EV ....         4,832         --          --         --           --
     1.75% EV ....           555          8          --         --           --
     1.80% EV ....         6,120         12           5         --            6
     1.85% EV ....           216         --          --         --           --
     1.90% EV ....         7,007         53          56         --           --
     1.95% EV ....           282         --          --         --           --
     2.00% EV ....         3,772         63          --         --           --
     2.05% EV ....            82         --          --         --           --
     2.10% EV ....         9,484         --          --         --           --
     2.15% EV ....           759          4           1         --            2
     2.20% EV ....         2,018         74          --         --           --
     2.25% EV ....         1,869         --          --         --           --
     2.30% EV ....            97         --          --         --           --
     2.40% EV ....            12         --          --         --           --
     2.45% EV ....            60          6          --         --           --
     2.70% EV ....            30          5          --         --           --
                     -----------     ------       -----        ---        -----
        Totals ...   $19,027,514     31,567       3,265         26        5,719
                     ===========     ======       =====        ===        =====

                     AIMMidCore   AIMPreEq   AIMPreEq2   AlIntlValB   AISmCapValB
                     ----------   --------   ---------   ----------   -----------
     0.95% .......       $72         81          252       2,726        5,242
     1.00% .......        --         --           97         501        4,275

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     1.05%........        --         --           --         891          702
     1.10%........       405        103          502         678        1,695
     1.15%........        --         --           30         285        2,365
     1.20%........         9         13           11           5          303
     1.25%........        --         --           40          --          286
     1.30%........        --         --            2          74          167
     1.35%........        --         --            6          12           57
     1.40%........        --         --          807         383        1,662
     1.45%........        --         --          196         823        1,955
     1.50%........        --         --           35          51           19
     1.55%........        --         --           --         109        1,351
     1.65%........        --         --           --          12           23
     1.70%........        --         --          157         135          270
     1.75%........        --         --          344         585        1,556
     1.80%........        --         --          181         357          178
     1.85%........        --         --           16          --          110
     1.95%........        --         --           --           5            5
     2.00%........        --         --           18          50          106
     2.05%........        --         --            7         272          155
     2.10%........        --         --           --          --          267
     1.40% EV ....        --         --           13         284          148
     1.45% EV ....        --         --           --          59          340
     1.50% EV ....        --         --            3          --            5
     1.55% EV ....        --         --           18          25          571
     1.60% EV ....        --         --           87          87            4
     1.65% EV ....        --         --           83         159          404
     1.75% EV ....        --         --           --          --           30
     1.80% EV ....        --         --           --          --            2
     1.85% EV ....        --         --           --          39            9
     1.90% EV ....        --         --           --          57          155
     2.00% EV ....        --         --           --          --            6
     2.10% EV ....        --         --           --           3            3
     2.15% EV ....        --         --           --          41           41
     2.20% EV ....        --         --           --          81          507
     2.40% EV ....        --         --           --           3            3
     2.45% EV ....        --         --           --           3           --
                        ----        ---       ------       -----       ------
        Totals ...      $486        197        2,905       8,795       24,977
                        ====        ===       ======       =====       ======

                     AlGrIncB   AlPremGrB   DrySmCapIxS   DrySRGro   DryStkIx
                     --------   ---------   -----------   --------   --------
     0.95% .......    $2,274        810           30          --          116
     1.00% .......       371        208           --          --           --
     1.05% .......        95         61           --          --           --
     1.10% .......     2,155        490          238         126          395
     1.15% .......       720         95           --          --           --
     1.20% .......       322         46            6          --           --
     1.25% .......       443         --           --           3           --
     1.30% .......        91         21           --          --           --
     1.35% .......         7         --           16          --            3

     Continued       AlGrIncB   AlPremGrB   DrySmCapIxS   DrySRGro   DryStkIx
                     --------   ---------   -----------   --------   --------
     1.40% .......       188        353           --          --           --
     1.45% .......     1,033        387           --          --            2
     1.50% .......        11         77           --          --           --
     1.55% .......        16         --           --          --           --
     1.60% .......       104         --           --          --            1
     1.65% .......        11         --           --          --           --
     1.70% .......       302         46           --          --           --
     1.75% .......     1,513        699           --          --            9
     1.80% .......        41        145           --          --           --
     1.85% .......       192         16           --          --           --
     1.95% .......        25         --           --          --           --
     2.00% .......        18         --           --          --           --
     1.40% EV ....        53         13           --          --           --
     1.55% EV ....        23         --           --          --           --
     1.65% EV ....        89         --           --          --           --
     1.75% EV ....        25         --           --          --           --
     2.00% EV ....        62         --           --          --           --
     2.70% EV ....         5         --           --          --           --
                     -------      -----          ---         ---          ---
        Totals ...   $10,189      3,467          290         129          526
                     =======      =====          ===         ===          ===

                     FedAmLeadS   FedCapApS   FedGrStrat   FedHiIncS   FedIntEq
                     ----------   ---------   ----------   ---------   --------
     0.95% .......      $ 78          25          82         3,281         10
     1.00% .......        38        150           --         2,114         --
     1.05% .......        --         --           --           199         --
     1.10% .......         4         29          239           883         59
     1.15% .......        15        116           --           770         --
     1.20% .......        --         15           --           231         --
     1.25% .......        --         --           --           273         --
     1.30% .......       165        118           --           243         --
     1.35% .......         1         --           15            --         --
     1.40% .......        31         26           --           991         --
     1.45% .......        --         16           --           765         --
     1.50% .......        --         --           --            22         --
     1.55% .......        --         26           --           854         --
     1.70% .......        --         --           --           277         --
     1.75% .......        98         77           --           915         --
     1.80% .......        --         --           --           310         --
     1.85% .......        --          2           --            44         --
     1.95% .......        --         --           --             6         --
     2.00% .......        18         19           --            28         --
     2.10% .......        --         --           --           177         --
     1.40% EV ....        --         21           --            --         --
     1.45% EV ....         1         --           --           112         --
     1.50% EV ....        --         --           --            16         --
     1.55% EV ....        12         13           --            27         --
     1.65% EV ....         1          1           --            85         --
     1.90% EV ....        --         --           --            16         --
     2.00% EV ....        61         --           --            --         --
     2.30% EV ....        --         --           --             3         --
     2.70% EV ....         5         --           --            --         --
                         ---        ---          ---         -----        ---

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FedAmLeadS   FedCapApS   FedGrStrat   FedHiIncS   FedIntEq
                     ----------   ---------   ----------   ---------   --------
        Totals ...      $528         654         336         12,642       69
                        ====         ===         ===         ======       ==

                     FedQualBd   FedQualBdS   FidVIPEI   FidVIPEIS   FidVIPEI2
                     ---------   ----------   --------   ---------   ---------
     0.95% .......     $  165       2,435           --    166,911      58,222
     1.00% .......         --         689           --    153,069      16,512
     1.05% .......         --         162           --     35,011       4,119
     1.10% .......      1,210       1,141           --      3,279      32,107
     1.15% .......         12         302           --        674      10,911
     1.20% .......         20         596           --        435       2,404
     1.25% .......         21         140           --        301       5,318
     1.30% .......         --         308       68,813         86         254
     1.35% .......          6          34           --         15       1,182
     1.40% .......         34         915      705,600        683       5,452
     1.45% .......          2         523           --      1,578      43,922
     1.50% .......         --          15       24,571      4,126         351
     1.55% .......         --         831           --      1,105      47,207
     1.60% .......         --          --       12,077         67       4,234
     1.65% .......         --         177           --         46       6,919
     1.70% .......         --         541           --         --       2,134
     1.75% .......        343         813           --        221      48,365
     1.80% .......         --         481           --         --       1,557
     1.85% .......         --          80           --         --       8,465
     1.95% .......         --           7           --         --       1,704
     2.00% .......         --          --           --         --       4,087
     2.05% .......         --         230           --         --          40
     2.10% .......         --          --           --         --       5,602
     1.40% EV ....         --          18           --         --       2,252
     1.45% EV ....          9          --           --         --       1,004
     1.50% EV ....         --          --           --         --         215
     1.55% EV ....         --          --           --         --         481
     1.60% EV ....         --          --           --         --         102
     1.65% EV ....         --          --           --         --         401
     1.70% EV ....         --          --           --         --         433
     1.75% EV ....         --          --           --         --          43
     1.80% EV ....         --         475           --         --         662
     1.85% EV ....         --          --           --         --          18
     1.90% EV ....         --          12           --         --         382
     1.95% EV ....         --          --           --         --          61
     2.10% EV ....         --          --           --         --       1,308
     2.15% EV ....         --         182           --         --          37
     2.25% EV ....         --          --           --         --          62
     2.30% EV ....         --          --           --         --           3
                       ------      ------      -------    -------     -------
        Totals ...     $1,822      11,107      811,061    367,607     318,532
                       ======      ======      =======    =======     =======

                      FidVIPGr    FidVIPGrS   FidVIPGr2   FidVIPHI   FidVIPHIS
                     ----------   ---------   ---------   --------   ---------
     0.95% .......   $       --    265,463      79,939          --    107,484
     1.00% .......           --    250,104      35,266          --     74,708

     1.05% .......           --     48,046       4,023          --     17,642
     1.10% .......           --      4,858      37,185          --      1,150
     1.15% .......           --      4,683       9,409          --        712
     1.20% .......           --      1,385       3,756          --        325
     1.25% .......           --        818       4,875          --         80
     1.30% .......       93,744        227         296      42,332         --
     1.35% .......           --         55       1,411          --         --
     1.40% .......      921,174      1,275       5,348     595,841         98
     1.45% .......           --      3,483      60,534          --      2,642
     1.50% .......       35,629      1,001       2,118      13,925      2,158
     1.55% .......           --     12,767      75,008          --      1,720
     1.60% .......       11,340        697       2,794       5,646        320
     1.65% .......           --         65       4,682          --         31
     1.70% .......           --         --       2,347          --         --
     1.75% .......           --        399      45,147          --         --
     1.80% .......           --        672       1,428          --         --
     1.85% .......           --        572      14,480          --         --
     1.95% .......           --        139       1,731          --         --
     2.00% .......           --        148       3,921          --         --
     2.05% .......           --         --         595          --         --
     2.10% .......           --        139       6,005          --         --
     1.40% EV ....           --         --       1,809          --         --
     1.45% EV ....           --         --         645          --         --
     1.50% EV ....           --         --         191          --         --
     1.55% EV ....           --         --         304          --         --
     1.60% EV ....           --         --          52          --         --
     1.65% EV ....           --         --          12          --         --
     1.70% EV ....           --         --         688          --         --
     1.80% EV ....           --         --           6          --         --
     1.90% EV ....           --         --         719          --         --
     1.95% EV ....           --         --          57          --         --
     2.00% EV ....           --         --         304          --         --
     2.15% EV ....           --         --           2          --         --
     2.25% EV ....           --         --         111          --         --
     2.45% EV ....           --         --           6          --         --
                     ----------    -------     -------     -------    -------
        Totals ...   $1,061,887    596,996     407,204     657,744    209,070
                     ==========    =======     =======     =======    =======

                     FidVIPHI2   FidVIPMMkt   FidVIPOv   FidVIPOvS   FidVIPOvS2
                     ---------   ----------   --------   ---------   ----------
     0.95% .......    $16,763      129,241          --     66,267      16,705
     1.00% .......     10,485      109,324          --     49,640      10,871
     1.05% .......      1,301       25,695          --     11,787         548
     1.10% .......     12,068       11,067          --      1,614       7,867
     1.15% .......      3,910        2,254          --        333         875
     1.20% .......      1,239        5,262          --        423         948
     1.25% .......        493        2,033          --        277         409
     1.30% .......        132       48,466      54,415         26          75
     1.35% .......        356           --          --         --          73
     1.40% .......      1,419      687,532     495,984        340       1,721
     1.45% .......     18,498       59,158          --      2,059      31,253
     1.50% .......        129       40,083       6,942        562          81
     1.55% .......     24,438       38,695          --      5,588      24,724

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPHI2   FidVIPMMkt   FidVIPOv   FidVIPOvS   FidVIPOvS2
                     ---------   ----------   --------   ---------   ----------
     1.60% .......        897         7,190      2,843         42          617
     1.65% .......      2,771        10,429         --         65        1,439
     1.70% .......        449            --         --         --          858
     1.75% .......     10,241        60,597         --        274        7,933
     1.80% .......        130           400         --        572           40
     1.85% .......      6,109        12,788         --        583        3,655
     1.95% .......        662            38         --         --          388
     2.00% .......      2,774        18,666         --         --          747
     2.05% .......          5            --         --         --          128
     2.10% .......      1,131         3,479         --         10          386
     1.40% EV ....        467         1,761         --         --          155
     1.45% EV ....         --        12,519         --         --           --
     1.50% EV ....         15            --         --         --            5
     1.55% EV ....         74           109         --         --          170
     1.60% EV ....         63            --         --         --           17
     1.65% EV ....        103         1,125         --         --           --
     1.70% EV ....        885           383         --         --          255
     1.75% EV ....         --            --         --         --           14
     1.80% EV ....        256           853         --         --          358
     1.90% EV ....         65            --         --         --           75
     2.00% EV ....         --            33         --         --           --
     2.10% EV ....        902            --         --         --          436
     2.25% EV ....         67            --         --         --           60
                     --------     ---------    -------    -------      -------
        Totals ...   $119,297     1,289,180    560,184    140,462      113,886
                     ========     =========    =======    =======      =======

                     FidVIPVal   FidVIPVal2   FidVIPAM   FidVIPAMS   FidVIPAM2
                     ---------   ----------   --------   ---------   ---------
     0.95% .......     $3,588         2,385         --     41,263       8,604
     1.00% .......      3,969           294         --     34,047       6,822
     1.05% .......        121            37         --     10,287          53
     1.10% .......        235         1,432         --         --       7,674
     1.15% .......      1,165         1,795         --         --       2,280
     1.20% .......         --            57         --        236         761
     1.25% .......         --           213         --        333       1,786
     1.30% .......         --            21      9,973         --         209
     1.35% .......         --            73         --         --         171
     1.40% .......         --         1,172    146,062         --         726
     1.45% .......        378         4,375         --        287      12,971
     1.50% .......         --            --      7,375         --         762
     1.55% .......         --         2,111         --      2,510      10,633
     1.60% .......         --            --      2,309         60         724
     1.65% .......         --         1,996         --         --       3,029
     1.70% .......         --            --         --         --         332
     1.75% .......         --         5,074         --         --       7,959
     1.80% .......         --            --         --         --         143
     1.85% .......         --           228         --         --       3,837
     1.95% .......         --            --         --         --          55
     2.00% .......         --            15         --         --         298
     2.10% .......         --            --         --         --       4,193

     Continued       FidVIPVal   FidVIPVal2   FidVIPAM   FidVIPAMS   FidVIPAM2
                     ---------   ----------   --------   ---------   ---------
     1.40% EV ....         --            --         --         --       1,267
     1.45% EV ....         --            --         --         --           4
     1.55% EV ....         --            29         --         --          --
     1.60% EV ....         --            --         --         --          58
     1.65% EV ....         --            34         --         --         127
     1.70% EV ....         --            27         --         --          17
     1.75% EV ....         --             7         --         --          --
     1.95% EV ....         --            --         --         --          37
                       ------        ------    -------     ------      ------
        Totals ...     $9,456        21,375    165,719     89,023      75,532
                       ======        ======    =======     ======      ======

                     FidVIPAMGr   FidVIPAMGrS   FidVIPAMGrS2   FidVIPCon   FidVIPConS
                     ----------   -----------   ------------   ---------   ----------
     0.95% .......    $     --       22,536         7,439             --     206,355
     1.00% .......          --       24,382         1,338             --     188,503
     1.05% .......          --        4,539           688             --      40,860
     1.10% .......          --          387         2,572             --       2,959
     1.15% .......          --           --           298             --       2,441
     1.20% .......          --          355           404             --       1,187
     1.25% .......          --           11           438             --         376
     1.30% .......       7,891           35           165        104,940         123
     1.35% .......          --           --            43             --          73
     1.40% .......      98,488          226           182        937,518         872
     1.45% .......          --          359         8,798             --       2,765
     1.50% .......       2,881           --           307         27,105         869
     1.55% .......          --           --        17,193             --      10,936
     1.60% .......       1,291           51           606          6,812         577
     1.65% .......          --           --           109             --          71
     1.70% .......          --           --            14             --          --
     1.75% .......          --           --         5,629             --         510
     1.80% .......          --           --           172             --         825
     1.85% .......          --           --         3,445             --          --
     1.95% .......          --           --           347             --         180
     2.00% .......          --           75            36             --          72
     2.10% .......          --           --           329             --           6
     1.45% EV ....          --           --            65             --          --
     1.60% EV ....          --           --            57             --          39
     1.90% EV ....          --           --            49             --          --
                     ----------      ------        ------      ---------     -------
        Totals ...    $110,551       52,956        50,723      1,076,375     460,599
                     ==========      ======        ======      =========     =======

                     FidVIPCon2   FidVIPI500   FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2
                     ----------   ----------   ----------   -----------   -----------
     0.95% .......     $48,133      279,384       184,485         1,246        2,496
     1.00% .......      27,677      184,783       124,663           793          528
     1.05% .......       3,040       36,927        45,813            55           --
     1.10% .......      17,855       38,991        37,123            --        1,779
     1.15% .......       3,728        3,948         9,322            --          529
     1.20% .......       3,626        7,145         3,557            --          138
     1.25% .......       3,000        2,671         3,156            --          123
     1.30% .......         341       76,519        46,704            --           41
     1.35% .......         576        1,272         1,156            --           15
     1.40% .......       4,363      633,510       664,223            --          376

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPCon2   FidVIPI500   FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2
                     ----------   ----------   ----------   -----------   -----------
     1.45% .......      33,581        52,371       57,920        508          6,726
     1.50% .......         923        24,313       14,933         --              9
     1.55% .......      57,559        50,670       36,769         --            775
     1.60% .......       2,206        12,025        7,462         --             42
     1.65% .......       2,995         2,441       11,724         --             52
     1.70% .......       1,976         5,759          969         --             87
     1.75% .......      24,532        31,339       35,754         --          3,124
     1.80% .......         433           169          117         --              1
     1.85% .......      14,400         3,662        4,876         --            615
     1.95% .......         549         1,015          300         --             12
     2.00% .......       1,621         3,296        2,822         --             72
     2.05% .......         476           590           17         --             --
     2.10% .......       2,934         1,446        5,959         --            265
     1.40% EV ....         616            --          332         --              4
     1.45% EV ....         372           103           38         --             --
     1.50% EV ....          17           199           --         --             --
     1.55% EV ....       1,132           166          516         --              6
     1.60% EV ....          19            32           45         --             --
     1.65% EV ....         136           150          217         --            188
     1.70% EV ....         409            --           53         --             --
     1.75% EV ....          98            --           --         --              6
     1.80% EV ....         308            45           69         --            279
     1.85% EV ....          18            --           --         --             --
     1.90% EV ....         553           197           --         --             11
     1.95% EV ....          --            60           --         --             --
     2.00% EV ....         411            --           --        335             --
     2.05% EV ....           2            --           --         --             --
     2.10% EV ....       1,035         1,742           --         --            510
     2.15% EV ....          73            --           --         --              1
     2.20% EV ....         139            --           --         --             --
     2.25% EV ....          30            --           --         --             --
     2.30% EV ....           3            --           --         --             --
     2.40% EV ....           3            --           --         --             --
     2.70% EV ....           5            --           --         --             --
                      --------     ---------    ---------      -----         ------
        Totals ...    $261,903     1,456,940    1,301,094      2,937         18,810
                      ========     =========    =========      =====         ======

                     FidVIPBal   FidVIPBalS   FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2
                     ---------   ----------   ----------   ------------   ------------
     0.95% .......    $     --     91,649       16,562         5,706          5,985
     1.00% .......          --     85,658       11,382         1,552          1,598
     1.05% .......          --     16,366          889           143            326
     1.10% .......          --      1,641        7,020            --          1,998
     1.15% .......          --        843        2,101           405          1,127
     1.20% .......          --        157          985             6            314
     1.25% .......          --        176        2,609            --            121
     1.30% .......     103,417         --           94            --             --
     1.35% .......          --         --        1,314            --             10
     1.40% .......     936,482        812        2,089            45          1,002
     1.45% .......          --        788       20,270            91          8,133

     Continued       FidVIPBal    FidVIPBalS   FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2
                     ----------   ----------   ----------   ------------   ------------
     1.50% .......        5,944          38          160           --             98
     1.55% .......           --       1,039       34,333          174          7,450
     1.60% .......        2,026         313        1,202           --            555
     1.65% .......           --          --          718           --             50
     1.70% .......           --          --          783           --            153
     1.75% .......           --          --       21,204           --          5,248
     1.80% .......           --          --        1,454           --             46
     1.85% .......           --          --        8,832           --          1,438
     1.95% .......           --          --          371           --            129
     2.00% .......           --          --        1,088           --            668
     2.05% .......           --          --          286           --             --
     2.10% .......           --          13          373           --            873
     1.40% EV ....           --          --           10           --            598
     1.45% EV ....           --          --          889           --             --
     1.50% EV ....           --          --           23           --             --
     1.55% EV ....           --          --          149           --             25
     1.60% EV ....           --          --           --           --             18
     1.65% EV ....           --          --          129           --             84
     1.70% EV ....           --          --          499           --              9
     1.75% EV ....           --          --           11           --             --
     1.80% EV ....           --          --          488           --             --
     1.90% EV ....           --          --          687           --             --
     2.10% EV ....           --          --           23           --             69
                     ----------     -------      -------        -----         ------
        Totals ...   $1,047,869     199,493      139,027        8,122         38,125
                     ==========     =======      =======        =====         ======

                     FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2   FidVIPGrOp   FidVIPGrOpS
                     ----------   -----------   -----------   ----------   -----------
     0.95% .......    $     --      163,612        29,490             --     205,850
     1.00% .......          --      186,468        19,853             --     191,269
     1.05% .......          --       41,833         3,022             --      35,380
     1.10% .......          --        3,005        11,520             --       4,378
     1.15% .......          --        2,036         3,451             --       2,956
     1.20% .......          --          738         1,989             --         899
     1.25% .......          --          642         4,998             --         397
     1.30% .......      43,797           64           572        284,095         126
     1.35% .......          --           --           669             --          --
     1.40% .......     473,581        1,194         1,985      2,402,603       3,410
     1.45% .......          --        3,181        35,838             --       3,298
     1.50% .......      18,012        2,632           543         25,943       2,873
     1.55% .......          --        5,409        53,347             --       2,578
     1.60% .......       4,891           90           490         13,676         335
     1.65% .......          --           --         1,573             --          84
     1.70% .......          --           --           346             --          --
     1.75% .......          --           --        23,585             --         200
     1.80% .......          --           --         1,166             --          --
     1.85% .......          --           --         5,393             --         299
     1.95% .......          --           --            35             --          --
     2.00% .......          --           --         1,960             --          58
     2.05% .......          --           --            22             --          --
     2.10% .......          --           12         2,045             --         147

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2   FidVIPGrOp   FidVIPGrOpS
                     ----------   -----------   -----------   ----------   -----------
     1.40% EV ....          --           --           436             --          --
     1.45% EV ....          --           --           330             --          --
     1.55% EV ....          --           --           209             --          --
     1.65% EV ....          --           --            85             --          --
     1.70% EV ....          --           --         1,015             --          --
     1.80% EV ....          --           --           430             --          --
     1.90% EV ....          --           --           610             --          --
     2.10% EV ....          --           --         1,400             --          --
     2.25% EV ....          --           --            60             --          --
     2.45% EV ....          --           --             6             --          --
                      --------      -------       -------      ---------     -------
        Totals ...    $540,281      410,916       208,473      2,726,317     454,537
                      ========      =======       =======      =========     =======

                     FidVIPGrOp2   FidVIPMCap   FidVIPMCapS   FidVIPMCap2   FidVIPVaIS
                     -----------   ----------   -----------   -----------   ----------
     0.95% .......     $20,249           --        83,102        50,026          10
     1.00% .......      17,761           --        98,722        23,595          --
     1.05% .......         817           --        15,884         1,341          --
     1.10% .......       8,107           --         1,819        26,409         146
     1.15% .......       1,233           --         1,662         7,193          --
     1.20% .......       1,530           --           234         2,608          --
     1.25% .......         798           --           533         3,451           3
     1.30% .......         248       38,117            11           703          --
     1.35% .......         142           --            --           821          --
     1.40% .......         504           --           163         6,347          --
     1.45% .......      20,057           --         1,614        68,954          --
     1.50% .......         573           --           903         3,570          --
     1.55% .......      27,023           --        11,137        72,562          --
     1.60% .......         532           --           291         2,019          --
     1.65% .......         766           --            44         3,430          --
     1.70% .......         128           --            --         2,315          --
     1.75% .......       7,793           --           901        40,390          --
     1.80% .......          38           --            --           240          --
     1.85% .......       4,113           --           951        12,702          --
     1.95% .......         208           --            --           932          --
     2.00% .......         643           --            --         3,751          --
     2.05% .......          --           --            --         1,006          --
     2.10% .......       1,277           --           234         2,259          --
     1.40% EV ....           4           --            --         1,262          --
     1.45% EV ....          --           --            --            86          --
     1.50% EV ....          --           --            --           221          --
     1.55% EV ....          53           --            --           253          --
     1.60% EV ....          --           --            --            29          --
     1.65% EV ....          --           --            --           584          --
     1.70% EV ....          --           --            --           159          --
     1.80% EV ....         182           --            --           303          --
     1.85% EV ....          --           --            --            32          --
     1.90% EV ....          --           --            --           426          --
     1.95% EV ....          --           --            --            67          --

     Continued       FidVIPGrOp2   FidVIPMCap   FidVIPMCapS   FidVIPMCap2   FidVIPVaIS
                     -----------   ----------   -----------   -----------   ----------
     2.00% EV ....           --          --           380            --          --
     2.10% EV ....          835          --            --         1,019          --
     2.15% EV ....           --          --            --            15          --
     2.20% EV ....           --          --            --            50          --
     2.25% EV ....          119          --            --           134          --
     2.30% EV ....           --          --            --             3          --
     2.40% EV ....           --          --            --             2          --
     2.45% EV ....           --          --            --             3          --
                       --------      ------       -------       -------         ---
        Totals....     $115,733      38,117       218,585       341,272         159
                       ========      ======       =======       =======         ===

                     FidVIPVaIS2   FrVIPRisDiv   FrVIPForSec   GVITDMidCapI   GVITDMidCap2
                     -----------   -----------   -----------   ------------   ------------
     0.95% .......      $  462          45             9             8              972
     1.00% .......         254          --            --            --              564
     1.05% .......          23          --            --            --               --
     1.10% .......         322         485            90           106               76
     1.15% .......         112          --            --                            176
     1.20% .......           1          13             6            --               47
     1.25% .......          19          --            --             3                4
     1.30% .......          42          --            --            --                8
     1.35% .......          --          18            10             4               40
     1.40% .......         425           1            --            --              883
     1.45% .......         258           1            --            --               76
     1.50% .......          --          --            --            --               20
     1.55% .......          16          --            --            --               16
     1.60% .......         337          --            --             1               --
     1.70% .......          36          --            --            --              437
     1.75% .......         200           5            --            52              303
     1.80% .......          52          --            --            --              247
     1.85% .......          37          --            --            --               92
     2.00% .......          35          --            --            --               39
     2.05% .......          --          --            --            --               17
     1.40% EV ....           9          --            --            --               25
     1.45% EV ....          13          --            --            --               --
     1.50% EV ....          --          --            --            --                5
     1.55% EV ....          12          --            --            --               18
     1.90% EV ....          11          --            --            --               11
     2.15% EV ....          16          --            --            --               --
     2.40% EV ....           1          --            --            --               --
     2.45% EV ....          --          --            --            --                3
                        ------         ---           ---           ---            -----
        Totals ...      $2,693         568           115           174            4,079
                        ======         ===           ===           ===            =====

                     GVITEmMrkts2   GVITGvtBd   GVITIDAgg   GVITIDCon   GVITIDMod
                     ------------   ---------   ---------   ---------   ---------
     0.95% .......       $673         21,813        354       4,360       9,370
     1.00% .......        251         13,483         --       3,890         791
     1.05% .......        258          2,546         --          --          --
     1.10% .......        164          9,641        745       3,916      13,560
     1.15% .......        328          2,748         34         127       5,589
     1.20% .......         40            779      1,171       4,331       2,889
     1.25% .......         41            681        216         275       1,115

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITEmMrkts2   GVITGvtBd   GVITIDAgg   GVITIDCon   GVITIDMod
                     ------------   ---------   ---------   ---------   ---------
     1.30% .......          21           385          8         189        2,269
     1.35% .......          --            84          8          27          378
     1.40% .......          32         2,310      1,879         894        7,825
     1.45% .......       1,723         8,754        420       4,297        2,841
     1.50% .......          --           120         --          --          156
     1.55% .......          --         3,084         --       2,807          498
     1.60% .......          --            --         --         421           --
     1.65% .......          --         1,329         --         302           --
     1.70% .......          17           734        274       1,132        4,407
     1.75% .......         339         6,912         --       1,574        4,276
     1.80% .......          --           320        351         596        9,094
     1.85% .......           1         2,627         --       2,541        1,957
     1.95% .......          --            --         --          --        1,207
     2.00% .......          18            91         16          27          678
     2.05% .......          --            --         --          55           53
     2.10% .......          --         1,145         --          --          219
     1.40% EV ....          --            24         --         118            8
     1.45% EV ....          --           218         --           8          323
     1.50% EV ....          --            10         76          --        1,370
     1.55% EV ....          18           299         58         717          213
     1.60% EV ....          --            23         --          --          396
     1.65% EV ....          --         1,431         --          14          311
     1.75% EV ....          --            --         --          --           14
     1.80% EV ....          --           631         --          --          641
     1.85% EV ....           5            --         --          --           --
     1.90% EV ....          --         1,883        346          --          380
     2.00% EV ....          --            --      1,315          --           --
     2.05% EV ....          --            --                     --           14
     2.10% EV ....          --             3         --          --           --
     2.15% EV ....          --           185         --          --           28
     2.20% EV ....          --           383         --          --           67
     2.25% EV ....          --            --         --          --        1,201
     2.30% EV ....          --            --         --           3           --
                        ------        ------      -----      ------       ------
        Totals ...      $3,929        84,676      7,271      32,621       74,138
                        ======        ======      =====      ======       ======

                     GVITIDModAgg   GVITIDModCon   GVITMyMkt   GVITSmCapGr2   GVITSmCapVal
                     ------------   ------------   ---------   ------------   ------------
     0.95% .......      $7,838          4,287        17,064        1,103           --
     1.00% .......          --          7,639        13,651        1,824           --
     1.05% .......          --            419         2,558           50           --
     1.10% .......       5,525          8,795         6,499          215           21
     1.15% .......       2,098          1,389           572          243           --
     1.20% .......         301            370            81           25            3
     1.25% .......         926          1,777           339           40           --
     1.30% .......          68            778           139           23           --
     1.35% .......         101            413           114           20           --
     1.40% .......       1,908          2,713         1,544          299           --
     1.45% .......       1,253          3,844        99,075          488            1
     1.50% .......         460          1,276            --           --           --

     Continued       GVITIDModAgg   GVITIDModCon   GVITMyMkt   GVITSmCapGr2   GVITSmCapVal
                     ------------   ------------   ---------   ------------   ------------
     1.55% .......           --         2,654         2,996           14           --
     1.60% .......           22           966            --           --           --
     1.65% .......           --            --           836           --           --
     1.70% .......        4,757           856           370            4           --
     1.75% .......          250         7,652         7,305          757           --
     1.80% .......        2,771           352           122           39           --
     1.85% .......           --           324         3,326           19           --
     1.95% .......           --            63            42            6           --
     2.00% .......           89           424           469           27           --
     2.05% .......           66            --            --            8           --
     2.10% .......          152            32         2,035           52           --
     1.40% EV ....           --             5           135           --           --
     1.45% EV ....           --            92           871           --           --
     1.50% EV ....           --            --             1           --           --
     1.55% EV ....           28            --           426           64           --
     1.60% EV ....          119            --             4           --           --
     1.65% EV ....           --           102         1,889           --           --
     1.80% EV ....           --            --            52            3           --
     1.90% EV ....            5            --             1           11           --
     2.00% EV ....            4            --            --           --           --
     2.05% EV ....           21            --            --           --           --
     2.10% EV ....          169            --            27           --           --
     2.15% EV ....           34            --            --            1           --
     2.25% EV ....           25            --            --           --           --
     2.30% EV ....           --             3            72            2           --
     2.45% EV ....           --            --            --            3           --
                        -------        ------       -------        -----          ---
        Totals ...      $28,990        47,225       162,615        5,340           25
                        =======        ======       =======        =====          ===

                      GVITSmCapVal2   GVITSmComp   GVITSmComp2   MFSInvGrS   MFSMidCapGrS
                      -------------   ----------   -----------   ---------   ------------
     0.95% .......         $906            6          1,709        1,028          812
     1.00% .......          850           --          1,028           38          262
     1.05% .......          127           --            303           11          161
     1.10% .......           96           75          1,022          439          804
     1.15% .......            2           --            306          352          196
     1.20% .......           68           --             51           20           46
     1.25% .......           50           --              7           51           95
     1.30% .......           62           --              6           58          138
     1.35% .......            4            4             --           25           51
     1.40% .......          237           --            316          193          755
     1.45% .......           76           --            197            8          831
     1.50% .......           --           --             29           30           77
     1.55% .......           --           --            452           --          140
     1.60% .......           76           --             --            6           --
     1.65% .......           --           --             --           --           13
     1.70% .......           15           --             22           55          255
     1.75% .......           76           --            779          235          900
     1.80% .......           42           --              5           31          284
     1.85% .......           69           --             23           16           --
     1.95% .......            2           --             --            3            3

                                                                     (Continued)
                                       61

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITSmCapVal2   GVITSmComp   GVITSmComp2   MFSInvGrS   MFSMidCapGrS
                     -------------   ----------   -----------   ---------   ------------

     2.00%........           43           --            37           98            92
     2.05%........            8           --             1           16            13
     2.10%........           --           --            57           46            12
     1.40% EV ....           --           --            18           35             9
     1.45% EV ....           37           --             7            8            18
     1.50% EV ....            1           --            --           --             4
     1.55% EV ....           21           --            44          906           559
     1.60% EV ....           --           --            --           --             9
     1.65% EV ....           --           --            --          113           119
     1.75% EV ....           --           --            18           16            55
     1.85% EV ....           --           --            12           --            --
     1.90% EV ....           11           --            --           --            52
     2.00% EV ....           --           --           315           10             6
     2.05% EV ....           --           --            --            2             1
     2.15% EV ....           34           --            --           33            11
     2.20% EV ....           --           --            --          135            86
     2.30% EV ....           --           --            --            3            --
     2.45% EV ....           --           --            --            6             3
                         ------          ---         -----        -----         -----
        Totals ...       $2,913           85         6,764        4,026         6,872
                         ======          ===         =====        =====         =====

                     MFSNewDis    MFSValS   OppCapAp   OppGlSec   OppGlSecS
                     ---------    -------   --------   --------   ---------
     0.95% .......     $  752      1,053      4,120        3        3,508
     1.00%........        312        600        258       --        2,671
     1.05%........         12        212          7       --          128
     1.10%........      1,080         74      2,467       82        1,958
     1.15%........        324        165      1,205       --        1,400
     1.20%........         29        113        148       --          110
     1.25%........         85         31        508       --          368
     1.30%........          9        170        321       --           37
     1.35%........         20         14         67       --           40
     1.40%........      1,382        362      1,157       --        1,137
     1.45%........        424      2,216      1,390       --        7,049
     1.50%........          6         --         30       --            8
     1.55%........        157        212        109       --           40
     1.60%........          3         --         77       --          333
     1.65%........         11          7         --       --           --
     1.70%........        174         24        195       --           65
     1.75%........        476      1,149      2,512       --        1,390
     1.80%........          9        504        176       --          148
     1.85%........          1        592      2,490       --          763
     1.95%........         --          5         23       --           10
     2.00%........         42         93        109       --          171
     2.05%........        129         73          1       --           62
     2.10%........         --         88         80       --           --
     1.40% EV ....        142         48         --       --           --
     1.45% EV ....          2        187          8       --           --
     1.50% EV ....         --         --          8       --           --
     1.55% EV ....         25         46        847       --          584

     Continued       MFSNewDiscS   MFSValS   OppCapApS   OppGlSec   OppGlSecS
                     -----------   -------   ---------   --------   ---------
     1.60% EV ....           9         --          --        --           --
     1.65% EV ....           7         87         527        --          252
     1.75% EV ....          --          4          77        --           84
     1.80% EV ....           2          8          --        --           12
     1.85% EV ....           9         --          --        --           13
     1.90% EV ....          --         54          12        --           11
     2.00% EV ....          62         --         383        --            6
     2.05% EV ....          --         --          --        --            6
     2.15% EV ....          --          3          --        --            4
     2.20% EV ....          --         50         135        --           88
     2.45% EV ....           3         --          --        --            3
     2.70% EV ....           5         --           5        --           --
                        ------      -----      ------       ---       ------
        Totals ...      $5,703      8,244      19,452        85       22,459
                        ======      =====      ======       ===       ======

                     OppHighInc   OppMSGrIncS   OppMSSmCap   OppStratBdS   PVTIntGr
                     ----------   -----------   ----------   -----------   --------
     0.95% .......      $ 21          3,316          31          4,202         13
     1.00%........        --            751          --          2,498         --
     1.05%........        --            231          --            426         --
     1.10%........       513          1,771         130          1,418        167
     1.15%........        --          1,500          --            656         --
     1.20%........        --            115           9             39         --
     1.25%........         4            233          --             95         --
     1.30%........        --            378          --            125         --
     1.35%........         9              9          --             26          4
     1.40%........        --          1,147           1            775         --
     1.45%........        --          1,149          --          2,591         --
     1.50%........        --             76          --             11         --
     1.55%........        --            643          --          1,147         --
     1.60%........        --            494          --            189         --
     1.65%........        --             --          --             47         --
     1.70%........        --            271          --            201         --
     1.75%........        --          2,987          --          1,388         --
     1.80%........        --            369          --            629         --
     1.85%........        --            449          --             97         --
     1.95%........        --             93          --              1         --
     2.00%........        --             65          --              8         --
     2.05%........        --             28          --              1         --
     1.40% EV ....        --              7          --              8         --
     1.45% EV ....        --            262          --             57         --
     1.50% EV ....        --              7          --              6         --
     1.55% EV ....        --             42          --            313         --
     1.60% EV ....        --            112          --             97         --
     1.65% EV ....        --            465          --             14         --
     1.80% EV ....        --             12          --              8         --
     1.90% EV ....        --             85          --             --         --
     2.05% EV ....        --             12          --             --         --
     2.15% EV ....        --              4          --              3         --
     2.30% EV ....        --             --          --              1         --
     2.45% EV ....        --              6          --             --         --
                        ----         ------         ---         ------        ---

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       OppHighInc   OppMSGrIncS   OppMSSmCap   OppStratBdS   PVTIntGr
                     ----------   -----------   ----------   -----------   --------
        Totals ...      $547         17,089         171         17,077        184
                        ====         ======         ===         ======        ===

                     PVTSmCapVal     PVTVoy        VKCom2       VKEmGr2     VISLgCapGr2
                     -----------   -----------   ----------   -----------   -----------
     0.95% .......      $122            62          4,702           845         293
     1.00% .......        --            --          2,205           307          --
     1.05% .......        --            --            302            37          --
     1.10% .......       237           227          2,060         1,119         857
     1.15% .......        --            --            490           174          --
     1.20% .......        --            --            236           412          13
     1.25% .......        --             3          1,080           317          --
     1.30% .......        --            --            361           106          --
     1.35% .......         8             4             31             6          13
     1.40% .......        --            --          3,046         1,396          --
     1.45% .......        --            --            223            61           5
     1.50% .......        --            --             41            29          --
     1.55% .......        --            --            520            --          --
     1.60% .......        --             1              7             6          --
     1.70% .......        --            --            567           159          --
     1.75% .......        --            --            245            42         322
     1.80% .......        --            --             95           116          --
     1.85% .......        --            --            821            62          --
     1.95% .......        --            --            226            91          --
     2.00% .......        --            --            150            89          --
     2.05% .......        --            --            408           406          --
     2.10% .......        --            --             --            63          --
     1.40% EV ....        --            --            493           435          --
     1.50% EV ....        --            --             11            11          --
     1.55% EV ...         --            --            830           540          --
     1.60% EV ....        --            --             19            --          --
     1.65% EV ....        --            --            118            74          --
     1.75% EV ....        --            --             45            --          --
     1.80% EV ....        --            --             12            --          --
     1.85% EV ....        --            --             31            30          --
     1.90% EV ....        --            --             --            11          --
     2.00% EV ....        --            --             10             6          --
     2.05% EV ....        --            --             18             6          --
     2.15% EV ....        --            --              4            --          --
     2.20% EV ....        --            --            136            87          --
     2.30% EV ....        --            --             --             1          --
     2.45% EV ....        --            --              3             6          --
                        ----           ---         ------         -----       -----
        Totals ...      $367           297         19,546         7,050       1,503
                        ====           ===         ======         =====       =====

                     VISLgCapVal2   VISModGr2
                     ------------   ---------
     0.95%........      $  222        1,368
     1.10%........         887        9,601

     1.15%........          --        1,321
     1.20%........           6           67
     1.25%........           4          220
     1.35%........          40          264
     1.40%........          --           25
     1.45%........           5          246
     1.65%........          --           41
     1.70%........          --          897
     1.75%........         440        3,032
     1.85%........          --          106
     1.45% EV ....          --            4
                        ------       ------
     Totals ......      $1,604       17,192
                        ======       ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollarcontract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $103,906,221 and $93,691,836, respectively, and total transfers from the Account to the fixed account were $67,091,836 and $20,865,339, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002:

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     AIM VIF - Basic Value Fund - Series II Shares
        2002 .......................................    0.95%          212,275    $7.893653     $1,675,625      -21.06% 2/14/02
                                                        1.00%           98,623     7.890168        778,152      -21.10% 2/14/02
                                                        1.05%           18,378     7.886658        144,941      -21.13% 2/14/02
                                                        1.10%           50,887     7.883164        401,151      -21.17% 2/14/02
                                                        1.15%           17,334     7.879658        136,586      -21.20% 2/14/02
                                                        1.20%            8,896     7.876157         70,066      -21.24% 2/14/02
                                                        1.25%           17,043     7.872655        134,174      -21.27% 2/14/02
                                                        1.30%            3,722     7.869161         29,289      -21.31% 2/14/02
                                                        1.35%            1,332     7.865658         10,477      -21.34% 2/14/02
                                                        1.40%          158,659     7.862159      1,247,402      -21.38% 2/14/02
                                                        1.45%            2,202     7.858660         17,305      -21.41% 2/14/02
                                                        1.50%            2,060     7.855159         16,182      -21.45% 2/14/02
                                                        1.55%           33,463     7.851654        262,740      -21.48% 2/14/02
                                                        1.60%           35,661     7.848145        279,873      -21.52% 2/14/02
                                                        1.65%              256     7.844654          2,008      -21.55% 2/14/02
                                                        1.70%            2,415     7.841146         18,936      -21.59% 2/14/02
                                                        1.75%            3,626     7.837651         28,419      -21.62% 2/14/02
                                                        1.80%            1,007     7.834146          7,889      -21.66% 2/14/02
                                                        1.85%               77     7.830643            603      -21.69% 2/14/02
                                                        1.95%              322     7.823641          2,519      -21.76% 2/14/02
                                                        0.95% EV***     42,224     7.858342        331,811      -21.42% 2/14/02
                                                        1.00% EV***     19,452     7.854858        152,793      -21.45% 2/14/02
                                                        1.05% EV***      2,919     7.851367         22,918      -21.49% 2/14/02
                                                        1.10% EV***     28,463     7.847869        223,374      -21.52% 2/14/02
                                                        1.15% EV***      5,162     7.844376         40,493      -21.56% 2/14/02
                                                        1.20% EV***        438     7.840874          3,434      -21.59% 2/14/02
                                                        1.25% EV***      9,924     7.837396         77,778      -21.63% 2/14/02
                                                        1.30% EV***      1,896     7.833902         14,853      -21.66% 2/14/02
                                                        1.35% EV***        156     7.830411          1,222      -21.70% 2/14/02
                                                        1.40% EV***     19,418     7.826911        151,983      -21.73% 2/14/02
                                                        1.55% EV***        850     7.816432          6,644      -21.84% 2/14/02
                                                        1.60% EV***        951     7.812938          7,430      -21.87% 2/14/02
                                                        2.00% EV***        118     7.784974            919      -22.15% 2/14/02
                                                        2.25% EV***        259     7.767499          2,012      -22.33% 2/14/02

     AIM VIF - Capital Appreciation Fund - Series II Shares
        2002 .......................................    0.95%           14,463     7.672753        110,971      -23.27% 2/14/02
                                                        1.00%              581     7.669347          4,456      -23.31% 2/14/02
                                                        1.05%              425     7.665944          3,258      -23.34% 2/14/02
                                                        1.10%           14,696     7.662536        112,609      -23.37% 2/14/02
                                                        1.15%            7,668     7.659139         58,730      -23.41% 2/14/02
                                                        1.20%              364     7.655732          2,787      -23.44% 2/14/02
                                                        1.25%              399     7.652329          3,053      -23.48% 2/14/02
                                                        1.30%              411     7.648923          3,144      -23.51% 2/14/02

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.35%                1     7.645519              8       -23.54% 2/14/02
                                                        1.40%           16,160     7.642114        123,497       -23.58% 2/14/02
                                                        1.55%            6,624     7.631902         50,554       -23.68% 2/14/02
                                                        1.60%            1,006     7.628504          7,674       -23.71% 2/14/02
                                                        1.65%              448     7.625082          3,416       -23.75% 2/14/02
                                                        1.70%              499     7.621680          3,803       -23.78% 2/14/02
                                                        1.75%              204     7.618277          1,554       -23.82% 2/14/02
                                                        1.85%               80     7.611469            609       -23.89% 2/14/02
                                                        0.95% EV***      2,361     7.637268         18,032       -23.63% 2/14/02
                                                        1.10% EV***      8,961     7.627081         68,346       -23.73% 2/14/02
                                                        1.15% EV***        293     7.623682          2,234       -23.76% 2/14/02
                                                        1.20% EV***        308     7.620292          2,347       -23.80% 2/14/02
                                                        1.25% EV***      1,684     7.616896         12,827       -23.83% 2/14/02
                                                        1.30% EV***        543     7.613494          4,134       -23.87% 2/14/02
                                                        1.35% EV***        161     7.610098          1,225       -23.90% 2/14/02
                                                        1.40% EV***     12,559     7.606701         95,533       -23.93% 2/14/02
                                                        1.55% EV***        898     7.596513          6,822       -24.03% 2/14/02

     AIM VIF - Capital Development Fund - Series I Shares
        2002 .......................................    1.10%            2,639     7.781500         20,535       -22.18% 6/3/02

     AIM VIF - International Equity Fund - Series II Shares
        2002 .......................................    0.95%           42,473     8.536008        362,550       -14.64% 2/14/02
                                                        1.00%            7,696     8.532224         65,664       -14.68% 2/14/02
                                                        1.05%            1,048     8.528435          8,938       -14.72% 2/14/02
                                                        1.10%            4,082     8.524659         34,798       -14.75% 2/14/02
                                                        1.15%            1,652     8.520873         14,076       -14.79% 2/14/02
                                                        1.20%              562     8.517087          4,787       -14.83% 2/14/02
                                                        1.25%              903     8.513298          7,688       -14.87% 2/14/02
                                                        1.30%            2,085     8.509517         17,742       -14.90% 2/14/02
                                                        1.35%              840     8.505730          7,145       -14.94% 2/14/02
                                                        1.40%           15,085     8.501943        128,252       -14.98% 2/14/02
                                                        1.45%            1,061     8.498151          9,017       -15.02% 2/14/02
                                                        1.55%            2,316     8.490585         19,664       -15.09% 2/14/02
                                                        1.60%            3,607     8.486795         30,612       -15.13% 2/14/02
                                                        1.65%               88     8.483013            747       -15.17% 2/14/02
                                                        1.70%              239     8.479227          2,027       -15.21% 2/14/02
                                                        1.75%              279     8.475432          2,365       -15.25% 2/14/02
                                                        1.80%               64     8.471657            542       -15.28% 2/14/02
                                                        1.85%               72     8.467863            610       -15.32% 2/14/02
                                                        0.95% EV***      4,146     8.499946         35,241       -15.00% 2/14/02
                                                        1.00% EV***        564     8.496164          4,792       -15.04% 2/14/02
                                                        1.10% EV***      7,917     8.488623         67,204       -15.11% 2/14/02
                                                        1.15% EV***          0     8.484834              0       -15.15% 2/14/02
                                                        1.20% EV***        553     8.481066          4,690       -15.19% 2/14/02
                                                        1.35% EV***         89     8.469730            754       -15.30% 2/14/02
                                                        1.40% EV***      2,361     8.465941         19,988       -15.34% 2/14/02

     AIM VIF - Mid Cap Core Equity Fund - Series I Shares
        2002 .......................................    0.95%            4,556     8.600253         39,183       -14.00% 6/3/02
                                                        1.10%           13,564     8.592710        116,552       -14.07% 6/3/02
                                                        1.20%              541     8.587686          4,646       -14.12% 6/3/02
                                                        1.35%                7     8.580130             60       -14.20% 6/3/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------

     AIM VIF - Premier Equity Fund - Series I Shares
        2002 .......................................    0.95%            5,727     8.208275         47,009      -17.92% 6/3/02
                                                        1.10%            4,033     8.201074         33,075      -17.99% 6/3/02
                                                        1.20%              558     8.196264          4,574      -18.04% 6/3/02

     AIM VIF - Premier Equity Fund - Series II Shares
        2002 .......................................    0.95%            8,410     7.364558         61,936      -26.35% 2/14/02
                                                        1.00%            4,263     7.361287         31,381      -26.39% 2/14/02
                                                        1.10%           22,080     7.354759        162,393      -26.45% 2/14/02
                                                        1.15%            2,131     7.351489         15,666      -26.49% 2/14/02
                                                        1.20%              230     7.348217          1,690      -26.52% 2/14/02
                                                        1.25%            1,114     7.344950          8,182      -26.55% 2/14/02
                                                        1.35%              232     7.338409          1,703      -26.62% 2/14/02
                                                        1.40%           33,665     7.335142        246,938      -26.65% 2/14/02
                                                        1.45%            1,749     7.331880         12,823      -26.68% 2/14/02
                                                        1.55%            7,997     7.325334         58,581      -26.75% 2/14/02
                                                        1.60%            5,247     7.322068         38,419      -26.78% 2/14/02
                                                        1.70%              526     7.315526          3,848      -26.84% 2/14/02
                                                        1.75%              908     7.312257          6,640      -26.88% 2/14/02
                                                        1.80%            1,070     7.308983          7,821      -26.91% 2/14/02
                                                        1.85%            1,756     7.305715         12,829      -26.94% 2/14/02
                                                        0.95% EV***      3,895     7.329481         28,548      -26.71% 2/14/02
                                                        1.00% EV***         13     7.326224             95      -26.74% 2/14/02
                                                        1.10% EV***      7,013     7.319712         51,333      -26.80% 2/14/02
                                                        1.15% EV***        301     7.316443          2,202      -26.84% 2/14/02
                                                        1.20% EV***        321     7.313190          2,348      -26.87% 2/14/02
                                                        1.35% EV***        254     7.303395          1,855      -26.97% 2/14/02
                                                        1.40% EV***        923     7.300138          6,738      -27.00% 2/14/02

     Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
        2002 .......................................    0.95%           59,649     9.432937        562,665       -5.67% 2/14/02
                                                        1.00%            9,251     9.428748         87,225       -5.71% 2/14/02
                                                        1.05%            1,217     9.424575         11,470       -5.75% 2/14/02
                                                        1.10%           22,717     9.420392        214,003       -5.80% 2/14/02
                                                        1.15%            9,718     9.416218         91,507       -5.84% 2/14/02
                                                        1.20%               76     9.412037            715       -5.88% 2/14/02
                                                        1.30%            3,150     9.403677         29,622       -5.96% 2/14/02
                                                        1.35%              232     9.399495          2,181       -6.01% 2/14/02
                                                        1.40%           20,507     9.395309        192,670       -6.05% 2/14/02
                                                        1.45%            1,773     9.391130         16,650       -6.09% 2/14/02
                                                        1.55%            5,851     9.382765         54,899       -6.17% 2/14/02
                                                        1.60%           14,345     9.378586        134,536       -6.21% 2/14/02
                                                        1.65%              131     9.374408          1,228       -6.26% 2/14/02
                                                        1.70%            3,702     9.370222         34,689       -6.30% 2/14/02
                                                        1.75%            9,212     9.366041         86,280       -6.34% 2/14/02
                                                        1.85%            1,440     9.357670         13,475       -6.42% 2/14/02
                                                        2.00%            1,892     9.345119         17,681       -6.55% 2/14/02
                                                        0.95% EV***      5,731     9.395554         53,846       -6.04% 2/14/02
                                                        1.00% EV***      1,708     9.391378         16,040       -6.09% 2/14/02
                                                        1.05% EV***        551     9.387200          5,172       -6.13% 2/14/02
                                                        1.10% EV***      7,866     9.383034         73,807       -6.17% 2/14/02
                                                        1.20% EV***        845     9.374691          7,922       -6.25% 2/14/02

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.30% EV***      1,566     9.366350         14,668       -6.34% 2/14/02
                                                        1.35% EV***        261     9.362175          2,444       -6.38% 2/14/02
                                                        1.40% EV***      3,241     9.357996         30,329       -6.42% 2/14/02
                                                        1.55% EV***        789     9.345480          7,374       -6.55% 2/14/02
                                                        1.65% EV***         51     9.337134            476       -6.63% 2/14/02
                                                        1.70% EV***      1,655     9.332962         15,446       -6.67% 2/14/02
                                                        1.95% EV***        238     9.312085          2,216       -6.88% 2/14/02
                                                        2.00% EV***         51     9.307916            475       -6.92% 2/14/02

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2002 .......................................    0.95%          103,116     9.074030        935,678       -9.26% 2/14/02
                                                        1.00%           74,940     9.070025        679,708       -9.30% 2/14/02
                                                        1.05%            8,569     9.066002         77,687       -9.34% 2/14/02
                                                        1.10%           51,914     9.061970        470,443       -9.38% 2/14/02
                                                        1.15%           33,848     9.057952        306,594       -9.42% 2/14/02
                                                        1.20%            5,123     9.053926         46,383       -9.46% 2/14/02
                                                        1.25%            7,666     9.049907         69,377       -9.50% 2/14/02
                                                        1.30%            4,579     9.045889         41,421       -9.54% 2/14/02
                                                        1.35%            2,024     9.041866         18,301       -9.58% 2/14/02
                                                        1.40%           62,093     9.037846        561,187       -9.62% 2/14/02
                                                        1.45%            1,034     9.033823          9,341       -9.66% 2/14/02
                                                        1.55%           14,499     9.025781        130,865       -9.74% 2/14/02
                                                        1.60%            7,927     9.021757         71,515       -9.78% 2/14/02
                                                        1.65%              268     9.017733          2,417       -9.82% 2/14/02
                                                        1.70%            4,029     9.013710         36,316       -9.86% 2/14/02
                                                        1.75%            5,542     9.009679         49,932       -9.90% 2/14/02
                                                        1.80%              942     9.005661          8,483       -9.94% 2/14/02
                                                        1.85%              220     9.001635          1,980       -9.98% 2/14/02
                                                        1.95%              816     8.993586          7,339      -10.06% 2/14/02
                                                        2.00%              129     8.989561          1,160      -10.10% 2/14/02
                                                        0.95% EV***     32,043     9.036539        289,558       -9.63% 2/14/02
                                                        1.00% EV***     15,154     9.032531        136,879       -9.67% 2/14/02
                                                        1.05% EV***        749     9.028514          6,762       -9.71% 2/14/02
                                                        1.10% EV***     27,172     9.024503        245,214       -9.75% 2/14/02
                                                        1.15% EV***        600     9.020488          5,412       -9.80% 2/14/02
                                                        1.20% EV***      2,710     9.016477         24,435       -9.84% 2/14/02
                                                        1.25% EV***      7,439     9.012462         67,044       -9.88% 2/14/02
                                                        1.30% EV***      3,615     9.008449         32,566       -9.92% 2/14/02
                                                        1.35% EV***     10,147     9.004433         91,368       -9.96% 2/14/02
                                                        1.40% EV***      7,044     9.000419         63,399      -10.00% 2/14/02
                                                        1.55% EV***      1,979     8.988375         17,788      -10.12% 2/14/02
                                                        1.60% EV***        109     8.984359            979      -10.16% 2/14/02
                                                        1.65% EV***         54     8.980345            485      -10.20% 2/14/02
                                                        1.70% EV***      1,721     8.976327         15,448      -10.24% 2/14/02
                                                        1.75% EV***      4,393     8.972316         39,415      -10.28% 2/14/02
                                                        1.95% EV***        249     8.956245          2,230      -10.44% 2/14/02

     Alliance VPSF - Growth & Income Portfolio - Class B
        2002 .......................................    0.95%           53,878     8.063673        434,455      -19.36% 2/14/02
                                                        1.00%           10,845     8.060093         87,412      -19.40% 2/14/02
                                                        1.05%            1,505     8.056521         12,125      -19.43% 2/14/02
                                                        1.10%           59,854     8.052943        482,001      -19.47% 2/14/02
                                                        1.15%           23,014     8.049371        185,248      -19.51% 2/14/02
                                                        1.20%            7,085     8.045791         57,004      -19.54% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                 Unit         Contract        Total
                                                       Expense Rate*     Units   Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.25%           10,652     8.042215         85,666      -19.58% 2/14/02
                                                        1.30%            2,677     8.038632         21,519      -19.61% 2/14/02
                                                        1.35%              158     8.035070          1,270      -19.65% 2/14/02
                                                        1.40%            9,186     8.031487         73,777      -19.69% 2/14/02
                                                        1.45%              497     8.027909          3,990      -19.72% 2/14/02
                                                        1.50%            1,522     8.024334         12,213      -19.76% 2/14/02
                                                        1.55%            8,333     8.020758         66,837      -19.79% 2/14/02
                                                        1.60%            2,094     8.017175         16,788      -19.83% 2/14/02
                                                        1.65%              847     8.013599          6,788      -19.86% 2/14/02
                                                        1.75%            5,402     8.006442         43,251      -19.94% 2/14/02
                                                        1.95%              950     7.992132          7,593      -20.08% 2/14/02
                                                        0.95% EV***     25,476     8.027777        204,516      -19.72% 2/14/02
                                                        1.00% EV***        201     8.024211          1,613      -19.76% 2/14/02
                                                        1.10% EV***     24,165     8.017068        193,732      -19.83% 2/14/02
                                                        1.15% EV***      2,254     8.013502         18,062      -19.86% 2/14/02
                                                        1.20% EV***        293     8.009931          2,347      -19.90% 2/14/02
                                                        1.35% EV***        563     7.999231          4,504      -20.01% 2/14/02
                                                        1.40% EV***      3,696     7.995661         29,552      -20.04% 2/14/02
                                                        1.60% EV***        931     7.981379          7,431      -20.19% 2/14/02
                                                        1.85% EV***         57     7.963532            454      -20.36% 2/14/02
                                                        2.25% EV***        253     7.934950          2,008      -20.65% 2/14/02

     Alliance VPSF - Premier Growth Portfolio - Class B
        2002 .......................................    0.95%           33,017     7.441659        245,701      -25.58% 2/14/02
                                                        1.00%            5,695     7.438360         42,361      -25.62% 2/14/02
                                                        1.05%            4,575     7.435062         34,015      -25.65% 2/14/02
                                                        1.10%            9,175     7.431756         68,186      -25.68% 2/14/02
                                                        1.15%            2,114     7.428461         15,704      -25.72% 2/14/02
                                                        1.30%            1,329     7.418546          9,859      -25.81% 2/14/02
                                                        1.35%                1     7.415239              7      -25.85% 2/14/02
                                                        1.40%           11,222     7.411934         83,177      -25.88% 2/14/02
                                                        1.45%            3,794     7.408641         28,108      -25.91% 2/14/02
                                                        1.55%            1,024     7.402035          7,580      -25.98% 2/14/02
                                                        1.60%            6,981     7.398726         51,651      -26.01% 2/14/02
                                                        1.75%              957     7.388819          7,071      -26.11% 2/14/02
                                                        0.95% EV***      9,679     7.406980         71,692      -25.93% 2/14/02
                                                        1.10% EV***     17,111     7.397097        126,572      -26.03% 2/14/02
                                                        1.15% EV***        299     7.393803          2,211      -26.06% 2/14/02

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................................    0.95%            1,892     8.210980         15,535      -17.89% 6/3/02
                                                        1.10%           10,417     8.203773         85,459      -17.96% 6/3/02
                                                        1.20%              264     8.198970          2,165      -18.01% 6/3/02
                                                        1.35%              561     8.191760          4,596      -18.08% 6/3/02

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................................    1.10%            5,661     7.957795         45,049      -20.42% 6/3/02
                                                        1.25%              183     7.950795          1,455      -20.49% 6/3/02

     Dreyfus Stock Index Fund - Initial Shares
        2002 .......................................    0.95%           13,566     8.479269        115,030      -15.21% 6/3/02
                                                        1.10%           15,922     8.471828        134,888      -15.28% 6/3/02
                                                        1.35%              462     8.459411          3,908      -15.41% 6/3/02

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.50%              293     8.451966          2,476      -15.48% 6/3/02
                                                        0.95% EV***        235     6.971881          1,638      -15.49% 6/3/02
                                                        1.10% EV***        860     6.955044          5,981      -15.56% 6/3/02

     Federated IS - American Leaders Fund II - Service Shares
        2002 .......................................    0.95%            6,749     8.090513         54,603      -19.09% 5/1/02
                                                        1.00%            2,416     8.087784         19,540      -19.12% 5/1/02
                                                        1.10%            1,187     8.082311          9,594      -19.18% 5/1/02
                                                        1.15%              658     8.079572          5,316      -19.20% 5/1/02
                                                        1.20%               55     8.076832            444      -19.23% 5/1/02
                                                        1.30%            5,156     8.071358         41,616      -19.29% 5/1/02
                                                        1.40%            1,400     8.065883         11,292      -19.34% 5/1/02
                                                        1.10% EV***      5,987     8.053625         48,217      -19.46% 5/1/02
                                                        1.20% EV***        292     8.048165          2,350      -19.52% 5/1/02
                                                        1.30% EV***        126     8.042700          1,013      -19.57% 5/1/02
                                                        1.35% EV***        152     8.039959          1,222      -19.60% 5/1/02
                                                        1.40% EV***      1,657     8.037233         13,318      -19.63% 5/1/02
                                                        1.60% EV***        910     8.026291          7,304      -19.74% 5/1/02
                                                        2.25% EV***        259     7.990679          2,070      -20.09% 5/1/02

     Federated IS - Capital Appreciation Fund II - Service Shares
        2002 .......................................    0.95%            2,426     8.166548         19,812      -18.33% 5/1/02
                                                        1.00%            5,018     8.163785         40,966      -18.36% 5/1/02
                                                        1.10%            1,904     8.158267         15,533      -18.42% 5/1/02
                                                        1.15%            6,778     8.155500         55,278      -18.45% 5/1/02
                                                        1.20%              429     8.152741          3,498      -18.47% 5/1/02
                                                        1.30%            2,565     8.147213         20,898      -18.53% 5/1/02
                                                        1.40%            1,832     8.141683         14,916      -18.58% 5/1/02
                                                        1.75%            2,972     8.122319         24,140      -18.78% 5/1/02
                                                        0.95% EV***        678     8.137894          5,517      -18.62% 5/1/02
                                                        1.00% EV***      1,053     8.135144          8,566      -18.65% 5/1/02
                                                        1.10% EV***      4,897     8.129628         39,811      -18.70% 5/1/02
                                                        1.15% EV***        854     8.126881          6,940      -18.73% 5/1/02
                                                        1.20% EV***        289     8.124116          2,348      -18.76% 5/1/02
                                                        1.35% EV***        151     8.115831          1,225      -18.84% 5/1/02
                                                        1.40% EV***      1,641     8.113080         13,314      -18.87% 5/1/02

     Federated IS - Growth Strategies Fund II
        2002 .......................................    0.95%            5,980     8.141255         48,685      -18.59% 6/3/02
                                                        1.10%            8,197     8.134115         66,675      -18.66% 6/3/02
                                                        1.35%              335     8.122192          2,721      -18.78% 6/3/02

     Federated IS - High Income Bond Fund II-Service Shares
        2002 .......................................    0.95%           70,880     9.961494        706,071       -0.39% 2/14/02
                                                        1.00%           34,000     9.957085        338,541       -0.43% 2/14/02
                                                        1.05%            3,003     9.952676         29,888       -0.47% 2/14/02
                                                        1.10%           34,996     9.948267        348,150       -0.52% 2/14/02
                                                        1.15%           45,218     9.943854        449,641       -0.56% 2/14/02
                                                        1.20%            4,181     9.939447         41,557       -0.61% 2/14/02
                                                        1.25%            4,517     9.935042         44,877       -0.65% 2/14/02
                                                        1.30%            4,632     9.930628         45,999       -0.69% 2/14/02
                                                        1.40%           37,992     9.921791        376,949       -0.78% 2/14/02
                                                        1.45%            1,216     9.917396         12,060       -0.83% 2/14/02
                                                        1.55%            9,417     9.908567         93,309       -0.91% 2/14/02
                                                        1.60%           10,575     9.904156        104,736       -0.96% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.65%              194     9.899745          1,921       -1.00% 2/14/02
                                                        1.80%              456     9.886503          4,508       -1.13% 2/14/02
                                                        1.85%               76     9.882088            751       -1.18% 2/14/02
                                                        0.95% EV***     16,231     9.921713        161,039       -0.78% 2/14/02
                                                        1.00% EV***      9,605     9.917317         95,256       -0.83% 2/14/02
                                                        1.10% EV***     18,977     9.908519        188,034       -0.91% 2/14/02
                                                        1.15% EV***      1,933     9.904111         19,145       -0.96% 2/14/02
                                                        1.20% EV***        411     9.899712          4,069       -1.00% 2/14/02
                                                        1.25% EV***      4,522     9.895318         44,747       -1.05% 2/14/02
                                                        1.30% EV***      1,443     9.890907         14,273       -1.09% 2/14/02
                                                        1.35% EV***        556     9.886512          5,497       -1.13% 2/14/02
                                                        1.40% EV***      1,608     9.882101         15,890       -1.18% 2/14/02
                                                        1.55% EV***        456     9.868883          4,500       -1.31% 2/14/02
                                                        1.85% EV***         21     9.842456            207       -1.58% 2/14/02

     Federated IS - International Equity Fund II
        2002 .......................................    0.95%              652     7.756433          5,057      -22.44%  6/3/02
                                                        1.10%            2,304     7.749626         17,855      -22.50%  6/3/02

     Federated IS - Quality Bond Fund II - Primary Shares
        2002 .......................................    0.95%            8,080    10.606178         85,698        6.06%  6/3/02
                                                        1.10%           48,510    10.596893        514,055        5.97%  6/3/02
                                                        1.15%              824    10.593804          8,729        5.94%  6/3/02
                                                        1.20%              756    10.590700          8,007        5.91%  6/3/02
                                                        1.25%              828    10.587603          8,767        5.88%  6/3/02
                                                        1.35%              587    10.581411          6,211        5.81%  6/3/02
                                                        1.40%            1,208    10.578305         12,779        5.78%  6/3/02
                                                        0.95% EV***        154    11.189420          1,723        5.80%  6/3/02
                                                        1.10% EV***      7,233    11.162469         80,738        5.71%  6/3/02

     Federated IS - Quality Bond Fund II - Service Shares
        2002 .......................................    0.95%           66,939    10.714121        717,193        7.14%  5/1/02
                                                        1.00%           18,022    10.710510        193,025        7.11%  5/1/02
                                                        1.05%            3,581    10.706901         38,341        7.07%  5/1/02
                                                        1.10%           48,698    10.703290        521,229        7.03%  5/1/02
                                                        1.15%           14,193    10.699669        151,860        7.00%  5/1/02
                                                        1.20%           16,397    10.696048        175,383        6.96%  5/1/02
                                                        1.25%            4,197    10.692425         44,876        6.92%  5/1/02
                                                        1.30%            9,870    10.688806        105,499        6.89%  5/1/02
                                                        1.35%            1,749    10.685195         18,688        6.85%  5/1/02
                                                        1.40%           31,284    10.681568        334,162        6.82%  5/1/02
                                                        1.45%              878    10.677956          9,375        6.78%  5/1/02
                                                        1.55%           14,851    10.670712        158,471        6.71%  5/1/02
                                                        1.60%           16,815    10.667089        179,367        6.67%  5/1/02
                                                        1.65%              255    10.663471          2,719        6.63%  5/1/02
                                                        1.70%            3,680    10.659835         39,228        6.60%  5/1/02
                                                        1.75%              891    10.656222          9,495        6.56%  5/1/02
                                                        1.85%               57    10.648970            607        6.49%  5/1/02
                                                        0.95% EV***     14,504    10.682845        154,944        6.83%  5/1/02
                                                        1.00% EV***     15,789    10.679235        168,614        6.79%  5/1/02
                                                        1.05% EV***      2,227    10.675622         23,775        6.76%  5/1/02
                                                        1.10% EV***     21,282    10.672015        227,122        6.72%  5/1/02
                                                        1.15% EV***      3,691    10.668398         39,377        6.68%  5/1/02

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.30% EV***          121    10.657563          1,290        6.58% 5/1/02
                                                        1.50% EV***        5,556    10.643111         59,133        6.43% 5/1/02
                                                        1.55% EV***          198    10.639490          2,107        6.39% 5/1/02
                                                        1.70% EV***        1,810    10.628631         19,238        6.29% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2002 .......................................    1.30%            367,217    11.662297      4,282,594      -18.03%
                                                        1.40%          3,387,196    11.592229     39,265,152      -18.11%
                                                        1.45%            128,435     9.758378      1,253,317      -18.15%
                                                        1.50%             73,278     9.732866        713,205      -18.19%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2002 .......................................    0.95%          1,504,506     9.388005     14,124,310      -17.79%
                                                        1.00%          1,283,161     9.364854     12,016,615      -17.83%
                                                        1.05%            296,176     9.341757      2,766,804      -17.87%
                                                        1.10%             44,029     7.715073        339,687      -17.91%
                                                        1.15%              6,912     7.700794         53,228      -17.95%
                                                        1.20%              4,107     7.686519         31,569      -17.99%
                                                        1.25%              1,825     7.672279         14,002      -18.04%
                                                        1.30%                745     7.658055          5,705      -18.08%
                                                        1.35%              1,242     7.643847          9,494      -18.12%
                                                        1.40%              5,813     7.629651         44,351      -18.16%
                                                        1.45%             33,258     7.615491        253,276      -18.20%
                                                        1.50%                855     7.601325          6,499      -18.24%
                                                        0.95% EV***        8,244     8.579602         70,730      -18.20%
                                                        1.00% EV***        8,150     8.562403         69,784      -18.25%
                                                        1.05% EV***          330     8.545219          2,820      -18.29%
                                                        1.10% EV***        6,421     8.528065         54,759      -18.33%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
        2002 .......................................    0.95%            712,785     8.376451      5,970,609      -17.94%
                                                        1.00%            152,935     8.365173      1,279,328      -17.98%
                                                        1.05%             39,997     8.353906        334,131      -18.02%
                                                        1.10%            362,934     8.342645      3,027,830      -18.06%
                                                        1.15%            152,052     8.331401      1,266,806      -18.11%
                                                        1.20%             25,051     8.320163        208,428      -18.15%
                                                        1.25%             59,126     8.308933        491,274      -18.19%
                                                        1.30%              3,587     8.297718         29,764      -18.23%
                                                        1.35%             12,379     8.286504        102,579      -18.27%
                                                        1.40%             54,421     8.275306        450,350      -18.31%
                                                        1.45%              4,488     8.264101         37,089      -18.35%
                                                        1.50%             25,887     8.252924        213,643      -18.40%
                                                        1.55%             27,011     8.241747        222,618      -18.44%
                                                        1.60%             14,826     8.230585        122,027      -18.48%
                                                        1.65%             10,568     8.219435         86,863      -18.52%
                                                        1.70%              1,553     8.208296         12,747      -18.56%
                                                        1.75%             14,404     8.197146        118,072      -18.60%
                                                        1.80%              2,411     8.186031         19,737      -18.64%
                                                        1.85%                854     8.174911          6,981      -18.69%
                                                        1.95%              1,050     8.152710          8,560      -18.77%
                                                        2.00%              1,837     8.141614         14,956      -18.81%
                                                        2.05%                336     8.130540          2,732      -18.85%
                                                        0.95% EV***      436,170     7.665275      3,343,363      -18.36%
                                                        1.00% EV***      324,730     7.650973      2,484,500      -18.40%
                                                        1.05% EV***       36,002     7.636713        274,937      -18.44%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.10% EV***      381,518     7.622457      2,908,105      -18.48%
                                                        1.15% EV***      100,541     7.608241        764,940      -18.52%
                                                        1.20% EV***       23,642     7.594021        179,538      -18.56%
                                                        1.25% EV***       39,498     7.579845        299,389      -18.61%
                                                        1.30% EV***       11,926     7.565686         90,228      -18.65%
                                                        1.35% EV***        3,388     7.551519         25,585      -18.69%
                                                        1.40% EV***        4,731     7.537396         35,659      -18.73%
                                                        1.45% EV***          638     7.523284          4,800      -18.77%
                                                        1.50% EV***        4,744     7.509204         35,624      -18.81%
                                                        1.55% EV***        2,721     7.495131         20,394      -18.85%
                                                        1.65% EV***        7,016     7.467052         52,389      -18.94%
                                                        1.70% EV***        2,460     7.453026         18,334      -18.98%
                                                        1.80% EV***          338     7.425056          2,510      -19.06%
                                                        1.85% EV***           24     7.411101            178      -19.10%

     Fidelity(R) VIP - Growth Portfolio - Initial Class
        2002 .......................................    1.30%            493,462    10.692609      5,276,396      -31.02%
                                                        1.40%          4,182,437    10.628317     44,452,266      -31.09%
                                                        1.45%            198,800     9.154131      1,819,841      -31.12%
                                                        1.50%             66,078     9.130201        603,305      -31.16%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2002 .......................................    0.95%          2,256,555     8.952843     20,202,583      -30.86%
                                                        1.00%          1,986,772     8.930753     17,743,370      -30.90%
                                                        1.05%            376,213     8.908702      3,351,570      -30.93%
                                                        1.10%             51,465     6.112223        314,566      -30.97%
                                                        1.15%             28,416     6.100893        173,363      -31.00%
                                                        1.20%             13,537     6.089592         82,435      -31.04%
                                                        1.25%              8,193     6.078297         49,799      -31.07%
                                                        1.30%              1,774     6.067015         10,763      -31.11%
                                                        1.35%                585     6.055751          3,543      -31.14%
                                                        1.40%             12,624     6.044501         76,306      -31.18%
                                                        1.45%              7,912     6.033255         47,735      -31.21%
                                                        1.50%              6,484     6.022037         39,047      -31.25%
                                                        1.60%                539     5.999654          3,234      -31.32%
                                                        1.65%              1,183     5.988475          7,084      -31.35%
                                                        0.95% EV***       25,432     6.371306        162,035      -31.27%
                                                        1.00% EV***      108,333     6.358513        688,837      -31.30%
                                                        1.05% EV***          577     6.345727          3,661      -31.34%
                                                        1.10% EV***        3,343     6.332985         21,171      -31.37%
                                                        1.15% EV***        3,609     6.320242         22,810      -31.41%
                                                        1.20% EV***        1,190     6.307533          7,506      -31.44%
                                                        1.25% EV***        1,631     6.294838         10,267      -31.48%

 Fidelity(R)VIP - Growth Portfolio - Service Class 2
        2002 .......................................    0.95%          1,437,003     4.761956      6,842,945      -30.96%
                                                        1.00%            566,522     4.755534      2,694,115      -30.99%
                                                        1.05%             65,143     4.749117        309,372      -31.03%
                                                        1.10%            607,696     4.742706      2,882,123      -31.06%
                                                        1.15%            176,099     4.736304        834,058      -31.10%
                                                        1.20%             60,756     4.729907        287,370      -31.13%
                                                        1.25%             71,928     4.723531        339,754      -31.17%
                                                        1.30%              4,756     4.717119         22,435      -31.20%

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.35%             20,878     4.710748         98,351      -31.24%
                                                        1.40%             82,388     4.704372        387,584      -31.27%
                                                        1.45%             23,207     4.697996        109,026      -31.31%
                                                        1.50%             25,582     4.691634        120,021      -31.34%
                                                        1.55%             34,395     4.685275        161,150      -31.38%
                                                        1.60%             28,553     4.678914        133,597      -31.41%
                                                        1.65%             17,764     4.672569         83,004      -31.45%
                                                        1.70%              6,268     4.666221         29,248      -31.48%
                                                        1.75%             18,758     4.659883         87,410      -31.52%
                                                        1.80%              1,927     4.653551          8,967      -31.55%
                                                        1.85%                842     4.647220          3,913      -31.59%
                                                        2.05%                511     4.621972          2,362      -31.73%
                                                        0.95% EV***      575,035     6.013445      3,457,941      -31.36%
                                                        1.00% EV***      591,650     6.002232      3,551,221      -31.40%
                                                        1.05% EV***       40,808     5.991017        244,481      -31.43%
                                                        1.10% EV***      379,560     5.979830      2,269,704      -31.47%
                                                        1.15% EV***      139,126     5.968655        830,395      -31.50%
                                                        1.20% EV***       33,062     5.957494        196,967      -31.54%
                                                        1.25% EV***       49,094     5.946355        291,930      -31.57%
                                                        1.30% EV***        5,047     5.935233         29,955      -31.61%
                                                        1.35% EV***        1,929     5.924122         11,428      -31.64%
                                                        1.40% EV***          102     5.913014            603      -31.68%
                                                        1.45% EV***        2,601     5.901933         15,351      -31.71%
                                                        1.55% EV***        5,293     5.879814         31,122      -31.78%
                                                        1.60% EV***        3,743     5.868787         21,967      -31.82%
                                                        1.80% EV***          707     5.824788          4,118      -31.96%
                                                        2.00% EV***          158     5.781029            913      -32.10%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2002 .......................................    1.30%            369,601     8.145848      3,010,714        2.10%
                                                        1.40%          4,761,900     8.095108     38,548,095        2.00%
                                                        1.45%            133,862     6.894367        922,894        1.94%
                                                        1.50%             54,717     6.876332        376,252        1.89%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2002 .......................................    0.95%          1,536,275     6.774892     10,408,097        2.63%
                                                        1.00%          1,034,580     6.758166      6,991,863        2.58%
                                                        1.05%            212,373     6.741523      1,431,717        2.53%
                                                        1.10%             10,496     6.637154         69,664        2.48%
                                                        1.15%              7,750     6.624873         51,343        2.43%
                                                        1.20%              4,166     6.612570         27,548        2.37%
                                                        1.25%                861     6.600332          5,683        2.32%
                                                        1.40%              1,144     6.563665          7,509        2.17%
                                                        1.45%             23,215     6.551463        152,092        2.12%
                                                        1.50%              3,398     6.539302         22,221        2.06%
                                                        0.95% EV***       20,081     7.115772        142,892        2.12%
                                                        1.00% EV***       12,568     7.101486         89,251        2.07%
                                                        1.05% EV***          312     7.087231          2,211        2.02%

     Fidelity(R) VIP - High Income Portfolio - Service Class 2
        2002 .......................................    0.95%            260,620     7.181521      1,871,648        2.32%
                                                        1.00%            139,413     7.171855        999,850        2.27%
                                                        1.05%             13,061     7.162180         93,545        2.21%
                                                        1.10%            153,962     7.152519      1,101,216        2.16%
                                                        1.15%             57,314     7.142898        409,388        2.11%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.20%             15,194     7.133249        108,383       2.06%
                                                        1.25%              9,760     7.123619         69,527       2.01%
                                                        1.30%              1,563     7.113995         11,119       1.96%
                                                        1.35%              4,916     7.104400         34,925       1.90%
                                                        1.40%             35,274     7.094811        250,262       1.85%
                                                        1.45%              1,315     7.085183          9,317       1.80%
                                                        1.50%              8,777     7.075580         62,102       1.75%
                                                        1.55%             13,143     7.066016         92,869       1.70%
                                                        1.60%              3,359     7.056444         23,703       1.65%
                                                        1.65%              8,879     7.046881         62,569       1.59%
                                                        1.70%                 77     7.037332            542       1.54%
                                                        1.75%              4,282     7.027783         30,093       1.49%
                                                        1.80%                715     7.018235          5,018       1.44%
                                                        1.85%                602     7.008707          4,219       1.39%
                                                        0.95% EV***      234,898     6.538281      1,535,829       1.81%
                                                        1.00% EV***      243,503     6.526084      1,589,121       1.76%
                                                        1.05% EV***       29,061     6.513913        189,301       1.70%
                                                        1.10% EV***      103,473     6.501738        672,754       1.65%
                                                        1.15% EV***       73,650     6.489600        477,959       1.60%
                                                        1.20% EV***       26,636     6.477478        172,534       1.55%
                                                        1.25% EV***       13,628     6.465394         88,110       1.50%
                                                        1.30% EV***           38     6.453278            245       1.45%
                                                        1.35% EV***          433     6.441216          2,789       1.39%
                                                        1.40% EV***        1,142     6.429155          7,342       1.34%
                                                        1.45% EV***          107     6.417123            687       1.29%
                                                        1.50% EV***        2,459     6.405101         15,750       1.24%
                                                        1.55% EV***          843     6.393089          5,389       1.19%
                                                        1.65% EV***        6,490     6.369123         41,336       1.08%
                                                        1.80% EV***          491     6.333297          3,110       0.93%

     Fidelity(R) VIP - Money Market Portfolio - Initial Class
        2002 .......................................    0.95%          1,038,673    11.864802     12,323,649       0.73%
                                                        1.00%            875,911    11.835381     10,366,740       0.68%
                                                        1.05%            221,903    11.806020      2,619,791       0.63%
                                                        1.10%             78,956    11.192231        883,694       0.57%
                                                        1.15%             21,552    11.171473        240,768       0.52%
                                                        1.20%             39,565    11.150742        441,179       0.47%
                                                        1.25%             15,776    11.130039        175,587       0.42%
                                                        1.30%            274,039    12.259742      3,359,647       0.37%
                                                        1.40%          3,319,534    12.183380     40,443,144       0.27%
                                                        1.45%            177,934    11.689079      2,079,885       0.22%
                                                        1.50%             25,144    11.658464        293,140       0.17%
                                                        1.65%                220    10.965421          2,412       0.02%
                                                        1.75%              9,170    10.924543        100,178      -0.09%
                                                        0.95% EV***      317,375    12.192839      3,869,702       0.28%
                                                        1.00% EV***      189,425    11.698171      2,215,926       0.23%
                                                        1.05% EV***       57,846    11.667550        674,921       0.18%
                                                        1.10% EV***      327,507    11.168418      3,657,735       0.13%
                                                        1.15% EV***       50,831    11.145276        566,526       0.08%
                                                        1.20% EV***       95,500    11.122176      1,062,168       0.03%
                                                        1.25% EV***       18,303    11.099113        203,147      -0.02%
                                                        1.30% EV***          740    11.076082          8,196      -0.07%

                                                         Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.35% EV***          528    11.053091          5,836       -0.13%
                                                        1.40% EV***        1,110    11.030136         12,243       -0.18%
                                                        1.50% EV***        3,593    10.984330         39,467       -0.28%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2002 .......................................    1.30%            364,581     8.869647      3,233,705      -21.32%
                                                        1.40%          2,866,878     8.814379     25,269,749      -21.40%
                                                        1.45%             42,535     7.518950        319,819      -21.44%
                                                        1.50%             21,108     7.499286        158,295      -21.48%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2002 .......................................    0.95%            723,911     7.360327      5,328,222      -21.10%
                                                        1.00%            518,259     7.342158      3,805,139      -21.14%
                                                        1.05%            111,416     7.324037        816,015      -21.18%
                                                        1.10%             18,088     6.430662        116,318      -21.22%
                                                        1.15%              3,846     6.418747         24,687      -21.26%
                                                        1.20%              3,677     6.406864         23,558      -21.30%
                                                        1.25%              2,868     6.394953         18,341      -21.34%
                                                        1.30%                292     6.383102          1,864      -21.38%
                                                        1.40%              3,319     6.359429         21,107      -21.46%
                                                        1.45%              3,589     6.347608         22,782      -21.50%
                                                        1.50%                387     6.335800          2,452      -21.54%
                                                        0.95% EV***       16,219     6.798106        110,258      -21.54%
                                                        1.00% EV***       46,386     6.784465        314,704      -21.58%
                                                        1.05% EV***          568     6.770835          3,846      -21.62%
                                                        1.10% EV***        2,232     6.757218         15,082      -21.66%
                                                        1.15% EV***        3,532     6.743642         23,819      -21.70%
                                                        1.25% EV***          669     6.716533          4,493      -21.77%

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2
        2002 .......................................    0.95%            300,831     5.168011      1,554,698      -21.21%
                                                        1.00%            169,812     5.161056        876,409      -21.25%
                                                        1.05%              7,225     5.154083         37,238      -21.29%
                                                        1.10%            104,170     5.147134        536,177      -21.33%
                                                        1.15%             11,564     5.140176         59,441      -21.37%
                                                        1.20%             15,027     5.133254         77,137      -21.41%
                                                        1.25%              6,343     5.126306         32,516      -21.45%
                                                        1.30%                440     5.119369          2,253      -21.49%
                                                        1.35%              1,041     5.112463          5,322      -21.53%
                                                        1.40%             32,984     5.105546        168,401      -21.57%
                                                        1.45%                976     5.098626          4,976      -21.61%
                                                        1.50%              6,992     5.091720         35,601      -21.65%
                                                        1.55%             14,718     5.084823         74,838      -21.69%
                                                        1.60%              1,330     5.077927          6,754      -21.73%
                                                        1.65%              4,308     5.071035         21,846      -21.77%
                                                        1.70%              1,408     5.064145          7,130      -21.81%
                                                        1.75%              3,921     5.057278         19,830      -21.85%
                                                        1.80%                 59     5.050398            298      -21.89%
                                                        1.85%                163     5.043543            822      -21.93%
                                                        1.95%                135     5.029815            679      -22.01%
                                                        0.95% EV***      185,848     6.335095      1,177,365      -21.65%
                                                        1.00% EV***      178,391     6.323264      1,128,013      -21.69%
                                                        1.05% EV***       11,895     6.311472         75,075      -21.73%
                                                        1.10% EV***       62,245     6.299687        392,124      -21.77%
                                                        1.15% EV***       26,273     6.287927        165,203      -21.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.20% EV***      6,904     6.276175         43,331      -21.85%
                                                        1.25% EV***      3,141     6.264447         19,677      -21.89%
                                                        1.35% EV***        975     6.241020          6,085      -21.97%
                                                        1.45% EV***      1,643     6.217655         10,216      -22.05%
                                                        1.50% EV***      3,061     6.206015         18,997      -22.09%
                                                        1.55% EV***        776     6.194380          4,807      -22.12%
                                                        1.65% EV***      2,755     6.171145         17,002      -22.20%
                                                        1.80% EV***        377     6.136426          2,313      -22.32%
                                                        1.85% EV***         75     6.124870            459      -22.36%

     Fidelity(R) VIP - Value Portfolio - Service Class
        2002 .......................................    0.95%           35,813     7.841551        280,829      -16.57%
                                                        1.00%           33,831     7.835265        265,075      -16.61%
                                                        1.05%            1,099     7.828991          8,604      -16.65%
                                                        1.10%              469     7.822723          3,669      -16.70%

     Fidelity(R) VIP - Value Portfolio - Service Class 2
        2002 .......................................    0.95%           27,872     7.831908        218,291      -16.67%
                                                        1.00%            3,462     7.825637         27,092      -16.71%
                                                        1.05%            2,053     7.819367         16,053      -16.76%
                                                        1.10%           16,769     7.813107        131,018      -16.80%
                                                        1.15%           17,823     7.806840        139,141      -16.84%
                                                        1.20%              852     7.800574          6,646      -16.88%
                                                        1.25%            2,415     7.794311         18,823      -16.92%
                                                        1.35%              691     7.781795          5,377      -17.01%
                                                        1.40%            9,938     7.775549         77,273      -17.05%
                                                        1.95%               49     7.706846            378      -17.51%
                                                        0.95% EV***     34,476     7.770190        267,885      -17.09%
                                                        1.00% EV***      4,902     7.763943         38,059      -17.13%
                                                        1.05% EV***     21,531     7.757699        167,031      -17.18%
                                                        1.10% EV***     31,419     7.751469        243,543      -17.22%
                                                        1.15% EV***      1,690     7.745232         13,089      -17.26%
                                                        1.20% EV***        122     7.738995            944      -17.30%
                                                        1.35% EV***        174     7.720297          1,343      -17.43%
                                                        1.40% EV***        219     7.714071          1,689      -17.47%

     Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
        2002 .......................................    1.30%           59,897    11.741487        703,280       -9.92%
                                                        1.40%          751,105    11.670962      8,766,118      -10.01%
                                                        1.45%           44,739    10.200970        456,381      -10.05%
                                                        1.50%           15,612    10.174290        158,841      -10.10%

     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
        2002 .......................................    0.95%          383,581     9.930554      3,809,172       -9.72%
                                                        1.00%          274,752     9.906052      2,721,708       -9.76%
                                                        1.05%           78,267     9.881607        773,404       -9.81%
                                                        1.20%            2,166     8.554219         18,528       -9.95%
                                                        1.25%            3,032     8.538358         25,888       -9.99%
                                                        1.50%              468     8.459417          3,959      -10.22%
                                                        0.95% EV***      1,427     8.745143         12,479      -10.16%
                                                        1.00% EV***     17,811     8.727598        155,447      -10.20%

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
        2002 .......................................    0.95%           97,225     8.092651        786,808       -9.89%
                                                        1.00%           69,038     8.081763        557,949       -9.94%
                                                        1.05%              601     8.070871          4,851       -9.98%
                                                        1.10%           47,007     8.060003        378,877      -10.03%
                                                        1.15%           21,891     8.049124        176,203      -10.08%
                                                        1.20%            6,854     8.038260         55,094      -10.12%
                                                        1.25%           17,496     8.027416        140,448      -10.17%
                                                        1.30%            1,932     8.016577         15,488      -10.21%
                                                        1.40%            6,256     7.994917         50,016      -10.30%
                                                        1.45%            6,367     7.984117         50,835      -10.35%
                                                        1.50%            5,856     7.973317         46,692      -10.39%
                                                        1.60%            1,518     7.951733         12,071      -10.49%
                                                        1.75%            8,800     7.919423         69,691      -10.62%
                                                        1.85%              392     7.897938          3,096      -10.71%
                                                        2.05%              230     7.855077          1,807      -10.89%
                                                        0.95% EV***     98,118     8.451173        829,212      -10.33%
                                                        1.00% EV***     75,440     8.435426        636,369      -10.38%
                                                        1.05% EV***     12,729     8.419709        107,174      -10.42%
                                                        1.10% EV***     51,712     8.404005        434,588      -10.47%
                                                        1.15% EV***     26,229     8.388329        220,017      -10.51%
                                                        1.20% EV***      1,214     8.372675         10,164      -10.56%
                                                        1.25% EV***     27,854     8.357033        232,777      -10.60%
                                                        1.30% EV***         52     8.341415            434      -10.65%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class
        2002 .......................................    1.30%           45,645    10.387330        474,130      -16.63%
                                                        1.40%          536,122    10.324912      5,535,412      -16.71%
                                                        1.45%           17,695     8.831934        156,281      -16.75%
                                                        1.50%            8,181     8.808823         72,065      -16.79%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class
        2002 .......................................    0.95%          236,969     8.533857      2,022,260      -16.34%
                                                        1.00%          228,046     8.512820      1,941,315      -16.39%
                                                        1.05%           31,976     8.491806        271,534      -16.43%
                                                        1.10%            4,337     7.163768         31,069      -16.47%
                                                        1.20%            3,849     7.137265         27,471      -16.55%
                                                        1.25%              127     7.124031            905      -16.60%
                                                        1.30%              374     7.110815          2,659      -16.64%
                                                        1.40%            2,156     7.084437         15,274      -16.72%
                                                        1.50%              457     7.058144          3,226      -16.81%
                                                        0.95% EV***      2,530     7.378739         18,668      -16.77%
                                                        1.20% EV***        575     7.304928          4,200      -16.98%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2
        2002 .......................................    0.95%          100,130     6.651197        665,984      -16.63%
                                                        1.00%           17,760     6.642229        117,966      -16.67%
                                                        1.05%            2,859     6.633272         18,965      -16.71%
                                                        1.10%           30,508     6.624331        202,095      -16.75%
                                                        1.15%            3,477     6.615401         23,002      -16.79%
                                                        1.20%            3,880     6.606467         25,633      -16.84%
                                                        1.25%            5,705     6.597558         37,639      -16.88%
                                                        1.30%            2,297     6.588634         15,134      -16.92%
                                                        1.35%              478     6.579734          3,145      -16.96%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.40%              1,886     6.570858         12,393      -17.01%
                                                        1.45%              1,007     6.561950          6,608      -17.05%
                                                        1.50%              5,772     6.553060         37,824      -17.09%
                                                        1.55%                142     6.544192            929      -17.13%
                                                        1.60%              1,805     6.535322         11,796      -17.17%
                                                        1.65%              2,063     6.526461         13,464      -17.22%
                                                        1.85%                448     6.491083          2,908      -17.39%
                                                        0.95% EV***       78,314     7.046274        551,822      -17.05%
                                                        1.00% EV***      134,984     7.033143        949,362      -17.10%
                                                        1.05% EV***          977     7.020019          6,859      -17.14%
                                                        1.10% EV***       39,623     7.006909        277,635      -17.18%
                                                        1.15% EV***       25,346     6.993838        177,266      -17.22%
                                                        1.20% EV***          255     6.980773          1,780      -17.26%
                                                        1.25% EV***        2,604     6.967730         18,144      -17.31%
                                                        1.30% EV***          503     6.954707          3,498      -17.35%
                                                        1.55% EV***          399     6.889823          2,749      -17.56%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
        2002 .......................................    1.30%            521,338    13.196792      6,879,989      -10.53%
                                                        1.40%          4,075,473    13.117494     53,459,993      -10.62%
                                                        1.45%            133,574    11.098298      1,482,444      -10.66%
                                                        1.50%             36,954    11.069273        409,054      -10.71%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2002 .......................................    0.95%          1,683,310    11.095380     18,676,964      -10.29%
                                                        1.00%          1,401,720    11.068022     15,514,268      -10.33%
                                                        1.05%            296,604    11.040689      3,274,713      -10.38%
                                                        1.10%             39,303     8.111429        318,803      -10.42%
                                                        1.15%              6,996     8.096398         56,642      -10.47%
                                                        1.20%             10,097     8.081391         81,598      -10.51%
                                                        1.25%              2,170     8.066435         17,504      -10.56%
                                                        1.30%                885     8.051461          7,126      -10.60%
                                                        1.35%                880     8.036519          7,072      -10.65%
                                                        1.40%              7,190     8.021598         57,675      -10.69%
                                                        1.45%              6,974     8.006687         55,839      -10.74%
                                                        1.50%              4,819     7.991814         38,513      -10.78%
                                                        1.60%                572     7.962109          4,554      -10.88%
                                                        1.65%              1,283     7.947299         10,196      -10.92%
                                                        1.85%                253     7.888206          1,996      -11.10%
                                                        0.95% EV***       19,676     8.571860        168,660      -10.72%
                                                        1.00% EV***       76,163     8.554660        651,549      -10.76%
                                                        1.05% EV***          521     8.537473          4,448      -10.81%
                                                        1.10% EV***        3,511     8.520344         29,915      -10.85%
                                                        1.20% EV***          473     8.486124          4,014      -10.94%
                                                        1.25% EV***          329     8.469073          2,786      -10.99%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
        2002 .......................................    0.95%            656,770     7.181855      4,716,827      -10.46%
                                                        1.00%            312,363     7.172178      2,240,323      -10.51%
                                                        1.05%             36,563     7.162514        261,883      -10.55%
                                                        1.10%            227,172     7.152860      1,624,930      -10.60%
                                                        1.15%             64,243     7.143213        458,901      -10.64%
                                                        1.20%             44,942     7.133571        320,597      -10.69%

                                                          Contract                    Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.25%             38,366     7.123951        273,318      -10.73%
                                                        1.30%              5,373     7.114325         38,225      -10.78%
                                                        1.35%              7,322     7.104697         52,021      -10.83%
                                                        1.40%            108,374     7.095110        768,925      -10.87%
                                                        1.45%              8,820     7.085491         62,494      -10.92%
                                                        1.50%             20,353     7.075909        144,016      -10.96%
                                                        1.55%             30,083     7.066320        212,576      -11.01%
                                                        1.60%             18,060     7.056755        127,445      -11.05%
                                                        1.65%              5,438     7.047191         38,323      -11.10%
                                                        1.70%             11,031     7.037634         77,632      -11.14%
                                                        1.75%              5,344     7.028083         37,558      -11.19%
                                                        1.80%              1,243     7.018522          8,724      -11.23%
                                                        1.85%                443     7.009008          3,105      -11.28%
                                                        1.95%              3,181     6.989957         22,235      -11.37%
                                                        2.00%              2,163     6.980443         15,099      -11.41%
                                                        2.10%                135     6.961464            940      -11.50%
                                                        0.95% EV***      275,843     7.969921      2,198,447      -10.89%
                                                        1.00% EV***      406,557     7.955059      3,234,185      -10.94%
                                                        1.05% EV***       28,558     7.940231        226,757      -10.98%
                                                        1.10% EV***      212,541     7.925421      1,684,477      -11.03%
                                                        1.15% EV***      102,273     7.910619        809,043      -11.07%
                                                        1.20% EV***       12,861     7.895827        101,548      -11.12%
                                                        1.25% EV***       19,837     7.881085        156,337      -11.16%
                                                        1.30% EV***        8,058     7.866366         63,387      -11.21%
                                                        1.35% EV***       18,399     7.851635        144,462      -11.26%
                                                        1.40% EV***        4,039     7.836944         31,653      -11.30%
                                                        1.45% EV***          439     7.822283          3,434      -11.35%
                                                        1.50% EV***        2,212     7.807638         17,270      -11.39%
                                                        1.55% EV***        4,087     7.793000         31,850      -11.44%
                                                        1.60% EV***        4,344     7.778375         33,789      -11.48%
                                                        1.65% EV***        5,724     7.763786         44,440      -11.53%
                                                        1.70% EV***        4,340     7.749206         33,632      -11.57%
                                                        1.75% EV***        2,341     7.734661         18,107      -11.62%
                                                        1.80% EV***        1,087     7.720131          8,392      -11.66%
                                                        1.85% EV***           24     7.705611            185      -11.71%
                                                        1.95% EV***          286     7.676631          2,196      -11.80%
                                                        2.25% EV***          262     7.590210          1,989      -12.07%

     Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
        2002 .......................................    0.95%          2,290,203     8.774550     20,095,501      -22.99%
                                                        1.00%          1,566,651     8.752892     13,712,727      -23.03%
                                                        1.05%            326,955     8.731291      2,854,739      -23.07%
                                                        1.10%            389,180     6.498715      2,529,170      -23.11%
                                                        1.15%             39,285     6.486670        254,829      -23.14%
                                                        1.20%             78,618     6.474648        509,024      -23.18%
                                                        1.25%             25,909     6.462661        167,441      -23.22%
                                                        1.30%            430,229    11.228588      4,830,864      -23.26%
                                                        1.35%             13,463     6.438691         86,684      -23.30%
                                                        1.40%          2,913,528    11.161105     32,518,192      -23.34%
                                                        1.45%            143,885     9.205181      1,324,487      -23.38%
                                                        1.50%             70,949     9.181101        651,390      -23.42%
                                                        1.55%             54,786     6.390951        350,135      -23.46%
                                                        1.60%              1,476     6.379069          9,416      -23.49%
                                                        1.65%              8,332     6.367186         53,051      -23.53%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.70%              4,912     6.355320         31,217      -23.57%
                                                        1.80%              1,558     6.331659          9,865      -23.65%
                                                        1.85%                253     6.319850          1,599      -23.69%
                                                        2.05%                416     6.272757          2,609      -23.84%
                                                        0.95% EV***      235,893    11.149146      2,630,005      -23.41%
                                                        1.00% EV***      305,466     9.195304      2,808,853      -23.45%
                                                        1.05% EV***       10,868     9.171274         99,673      -23.48%
                                                        1.10% EV***      234,918     6.941307      1,630,638      -23.52%
                                                        1.15% EV***       28,397     6.927348        196,716      -23.56%
                                                        1.20% EV***       23,775     6.913418        164,367      -23.60%
                                                        1.25% EV***       10,908     6.899507         75,260      -23.64%
                                                        1.30% EV***          836     6.885625          5,756      -23.68%
                                                        1.35% EV***        1,238     6.871737          8,507      -23.72%
                                                        1.40% EV***          235     6.857901          1,612      -23.76%
                                                        1.50% EV***          327     6.830261          2,233      -23.84%
                                                        1.55% EV***        1,398     6.816472          9,529      -23.87%
                                                        1.65% EV***       10,146     6.788972         68,881      -23.95%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class
        2002 .......................................    0.95%          1,500,734    13.553721     20,340,530        9.29%
                                                        1.00%            946,299    13.520276     12,794,224        9.24%
                                                        1.05%            326,872    13.486945      4,408,505        9.18%
                                                        1.10%            278,233    12.637011      3,516,033        9.13%
                                                        1.15%             68,575    12.613630        864,980        9.07%
                                                        1.20%             28,091    12.590282        353,674        9.02%
                                                        1.25%             20,318    12.566969        255,336        8.96%
                                                        1.30%            289,032    14.542870      4,203,355        8.91%
                                                        1.35%              7,997    12.520432        100,126        8.85%
                                                        1.40%          3,465,192    14.452314     50,080,043        8.80%
                                                        1.45%            102,384    13.522075      1,384,444        8.74%
                                                        1.50%             42,943    13.486744        579,161        8.69%
                                                        1.55%              5,124    12.427692         63,679        8.63%
                                                        1.60%                443    12.404623          5,495        8.58%
                                                        1.65%              2,464    12.381549         30,508        8.52%
                                                        1.70%                128    12.358517          1,582        8.47%
                                                        1.75%              1,741    12.335513         21,476        8.41%
                                                        1.85%                220    12.289609          2,704        8.30%
                                                        0.95% EV***      342,291    14.466148      4,951,632        8.83%
                                                        1.00% EV***      192,670    13.535046      2,607,797        8.78%
                                                        1.05% EV***       59,573    13.499711        804,218        8.72%
                                                        1.10% EV***      212,679    12.364827      2,629,739        8.67%
                                                        1.15% EV***       27,888    12.340000        344,138        8.61%
                                                        1.20% EV***       16,683    12.315233        205,455        8.56%
                                                        1.25% EV***       31,538    12.290494        387,618        8.50%
                                                        1.30% EV***          170    12.265783          2,085        8.45%
                                                        1.35% EV***        3,069    12.241097         37,568        8.39%
                                                        1.40% EV***          334    12.216479          4,080        8.34%
                                                        1.45% EV***           66    12.191885            805        8.28%
                                                        1.50% EV***          327    12.167339          3,979        8.23%

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class
        2002 .......................................    0.95%             19,446     6.705285        130,391      -27.04%
                                                        1.00%              4,380     6.698525         29,340      -27.07%
                                                        0.95% EV***          629     6.636069          4,174      -27.45%

     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2
        2002 .......................................    0.95%             41,462     6.638994        275,266      -27.32%
                                                        1.00%              7,605     6.632302         50,439      -27.35%
                                                        1.10%             23,396     6.618910        154,856      -27.43%
                                                        1.15%              7,997     6.612228         52,878      -27.46%
                                                        1.20%              2,853     6.605547         18,846      -27.50%
                                                        1.25%              1,765     6.598853         11,647      -27.54%
                                                        1.30%                529     6.592185          3,487      -27.57%
                                                        1.35%                555     6.585493          3,655      -27.61%
                                                        1.40%              6,547     6.578835         43,072      -27.65%
                                                        1.45%                 94     6.572174            618      -27.68%
                                                        1.50%                372     6.565506          2,442      -27.72%
                                                        1.55%              1,167     6.558843          7,654      -27.76%
                                                        1.60%                110     6.552177            721      -27.79%
                                                        1.65%                101     6.545526            661      -27.83%
                                                        1.75%                345     6.532223          2,254      -27.90%
                                                        1.85%                 11     6.518935             72      -27.98%
                                                        1.95%                 51     6.505670            332      -28.05%
                                                        0.95% EV***       61,143     6.570115        401,717      -27.73%
                                                        1.00% EV***        6,583     6.563460         43,207      -27.76%
                                                        1.10% EV***       29,647     6.550163        194,193      -27.84%
                                                        1.15% EV***        1,860     6.543515         12,171      -27.87%
                                                        1.20% EV***          664     6.536879          4,340      -27.91%
                                                        1.25% EV***        2,298     6.530232         15,006      -27.95%
                                                        1.35% EV***           63     6.516963            411      -28.02%
                                                        1.40% EV***        3,068     6.510331         19,974      -28.06%
                                                        1.50% EV***        2,423     6.497088         15,742      -28.13%
                                                        1.55% EV***          310     6.490473          2,012      -28.17%
                                                        1.65% EV***        3,123     6.477243         20,228      -28.24%

     Fidelity(R) VIP III - Balanced Portfolio - Initial Class
        2002 .......................................    1.30%            447,668    14.580083      6,527,037       -9.91%
                                                        1.40%          3,764,686    14.462478     54,446,688      -10.00%
                                                        1.45%             37,961    10.097995        383,330      -10.04%
                                                        1.50%             12,119    10.071577        122,057      -10.09%

     Fidelity(R) VIP III - Balanced Portfolio - Service Class
        2002 .......................................    0.95%            865,148     9.774081      8,456,027       -9.62%
                                                        1.00%            761,348     9.749977      7,423,125       -9.67%
                                                        1.05%            136,166     9.725907      1,324,338       -9.71%
                                                        1.10%             15,756     8.106438        127,725       -9.76%
                                                        1.15%              8,269     8.091422         66,908       -9.80%
                                                        1.20%              1,497     8.076429         12,090       -9.85%
                                                        1.25%              1,707     8.061477         13,761       -9.90%
                                                        1.40%              6,969     8.016683         55,868      -10.03%
                                                        1.45%                326     8.001794          2,609      -10.08%
                                                        1.50%              2,529     7.986931         20,199      -10.12%
                                                        0.95% EV***        6,282     8.491067         53,341      -10.06%
                                                        1.00% EV***        7,636     8.474040         64,708      -10.10%
                                                        1.25% EV***          729     8.389269          6,116      -10.33%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity    Return**
                                                       -------------   -------   ----------   --------------   ---------
     Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
        2002 .......................................    0.95%          191,788     8.424432     1,615,705        -9.80%
                                                        1.00%          119,593     8.413093     1,006,147        -9.84%
                                                        1.05%           12,385     8.401746       104,056        -9.89%
                                                        1.10%           68,199     8.390416       572,218        -9.94%
                                                        1.15%           18,431     8.379129       154,436        -9.98%
                                                        1.20%            8,433     8.367814        70,566       -10.03%
                                                        1.25%           21,702     8.356520       181,353       -10.07%
                                                        1.30%              846     8.345241         7,060       -10.12%
                                                        1.35%           12,357     8.333960       102,983       -10.16%
                                                        1.40%           17,353     8.322694       144,424       -10.21%
                                                        1.45%            1,306     8.311447        10,855       -10.25%
                                                        1.50%            8,959     8.300199        74,361       -10.30%
                                                        1.55%            5,918     8.288961        49,054       -10.35%
                                                        1.60%           13,411     8.277726       111,013       -10.39%
                                                        1.65%            2,527     8.266526        20,890       -10.44%
                                                        1.70%            1,964     8.255306        16,213       -10.48%
                                                        1.75%               72     8.244106           594       -10.53%
                                                        1.80%              157     8.232919         1,293       -10.57%
                                                        1.95%               75     8.199396           615       -10.71%
                                                        0.95% EV***    160,776     7.995872     1,285,544       -10.23%
                                                        1.00% EV***    229,745     7.980973     1,833,589       -10.28%
                                                        1.05% EV***      4,636     7.966093        36,931       -10.32%
                                                        1.10% EV***    150,732     7.951226     1,198,504       -10.37%
                                                        1.15% EV***     63,322     7.936396       502,548       -10.41%
                                                        1.20% EV***      6,996     7.921585        55,419       -10.46%
                                                        1.25% EV***      2,531     7.906772        20,012       -10.51%
                                                        1.30% EV***      6,733     7.892000        53,137       -10.55%
                                                        1.35% EV***      1,098     7.877243         8,649       -10.60%
                                                        1.45% EV***      3,008     7.847798        23,606       -10.69%
                                                        1.50% EV***      3,582     7.833088        28,058       -10.73%
                                                        1.55% EV***      4,422     7.818412        34,573       -10.78%
                                                        1.65% EV***        251     7.789107         1,955       -10.87%

     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class
        2002 .......................................    0.95%           86,384     5.672624       490,024        -8.11%
                                                        1.00%           22,779     5.666162       129,070        -8.15%
                                                        1.05%            1,179     5.659734         6,673        -8.20%
                                                        1.40%              554     5.614757         3,111        -8.52%
                                                        0.95% EV***        368     5.461943         2,010        -8.58%
                                                        1.00% EV***      1,922     5.455654        10,486        -8.63%

     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2
        2002 .......................................    0.95%          104,738     5.652536       592,035        -8.43%
                                                        1.00%           29,703     5.646118       167,707        -8.48%
                                                        1.05%            5,228     5.639686        29,484        -8.52%
                                                        1.10%           23,916     5.633286       134,726        -8.57%
                                                        1.15%           20,892     5.626870       117,557        -8.62%
                                                        1.20%            6,133     5.620463        34,470        -8.66%
                                                        1.25%            3,456     5.614068        19,402        -8.71%
                                                        1.35%              727     5.601275         4,072        -8.80%
                                                        1.40%           16,890     5.594874        94,497        -8.85%

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity    Return**
                                                       -------------   ---------   ----------   --------------   ---------
                                                        1.45%              1,179     5.588492          6,589       -8.89%
                                                        1.50%              6,153     5.582110         34,347       -8.94%
                                                        1.55%              3,032     5.575724         16,906       -8.99%
                                                        1.60%                228     5.569356          1,270       -9.03%
                                                        1.65%              1,316     5.562994          7,321       -9.08%
                                                        1.75%              5,896     5.550250         32,724       -9.17%
                                                        1.85%                193     5.537548          1,069       -9.26%
                                                        0.95% EV***      106,121     5.442543        577,568       -8.90%
                                                        1.00% EV***       89,583     5.436267        486,997       -8.95%
                                                        1.10% EV***       65,875     5.423746        357,289       -9.04%
                                                        1.15% EV***        8,761     5.417511         47,463       -9.09%
                                                        1.20% EV***        7,258     5.411248         39,275       -9.14%
                                                        1.25% EV***       10,584     5.405008         57,207       -9.18%
                                                        1.35% EV***          388     5.392514          2,092       -9.27%
                                                        1.40% EV***          783     5.386287          4,217       -9.32%
                                                        1.45% EV***          106     5.380055            570       -9.37%
                                                        1.65% EV***          598     5.355186          3,202       -9.55%

     Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class
        2002 .......................................    1.30%            245,843    12.014344      2,953,642      -17.70%
                                                        1.40%          2,220,568    11.942147     26,518,349      -17.78%
                                                        1.45%             78,929    10.034701        792,029      -17.82%
                                                        1.50%             26,625    10.008474        266,476      -17.87%

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class
        2002 .......................................    0.95%          1,491,640     9.513687     14,190,996      -17.48%
                                                        1.00%          1,573,874     9.490208     14,936,392      -17.53%
                                                        1.05%            356,167     9.466793      3,371,759      -17.57%
                                                        1.10%             25,594     7.117460        182,164      -17.61%
                                                        1.15%              9,006     7.104282         63,981      -17.65%
                                                        1.20%              6,410     7.091127         45,454      -17.69%
                                                        1.25%              6,475     7.077979         45,830      -17.73%
                                                        1.30%                400     7.064839          2,826      -17.78%
                                                        1.40%             11,190     7.038647         78,762      -17.86%
                                                        1.45%             23,477     7.025556        164,939      -17.90%
                                                        1.50%                799     7.012508          5,603      -17.94%
                                                        0.95% EV***       20,507     7.588927        155,626      -17.91%
                                                        1.00% EV***       35,540     7.573694        269,169      -17.95%
                                                        1.25% EV***          731     7.497892          5,481      -18.16%

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2
        2002 .......................................    0.95%            362,579     7.294561      2,644,855      -17.64%
                                                        1.00%            230,743     7.284740      1,680,903      -17.68%
                                                        1.05%             35,774     7.274910        260,253      -17.72%
                                                        1.10%            120,836     7.265105        877,886      -17.76%
                                                        1.15%             47,619     7.255301        345,490      -17.80%
                                                        1.20%             18,404     7.245530        133,347      -17.84%
                                                        1.25%             52,152     7.235744        377,359      -17.89%
                                                        1.30%             11,093     7.225962         80,158      -17.93%
                                                        1.35%              6,563     7.216199         47,360      -17.97%
                                                        1.40%             21,476     7.206437        154,765      -18.01%
                                                        1.45%              4,053     7.196679         29,168      -18.05%
                                                        1.50%              4,270     7.186938         30,688      -18.09%
                                                        1.55%              7,874     7.177193         56,513      -18.14%
                                                        1.60%             19,620     7.167473        140,626      -18.18%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.65%                280     7.157764           2,004     -18.22%
                                                        1.70%              2,015     7.148066          14,403     -18.26%
                                                        1.75%              4,635     7.138348          33,086     -18.30%
                                                        0.95% EV***      351,485     7.007549       2,463,048     -18.06%
                                                        1.00% EV***      422,963     6.994465       2,958,400     -18.10%
                                                        1.05% EV***        3,964     6.981426          27,674     -18.14%
                                                        1.10% EV***      202,221     6.968403       1,409,157     -18.19%
                                                        1.15% EV***       39,026     6.955396         271,441     -18.23%
                                                        1.20% EV***       14,477     6.942396         100,505     -18.27%
                                                        1.25% EV***       16,349     6.929409         113,289     -18.31%
                                                        1.30% EV***        3,901     6.916463          26,981     -18.35%
                                                        1.35% EV***        3,122     6.903527          21,553     -18.39%
                                                        1.40% EV***        2,222     6.890596          15,311     -18.43%
                                                        1.45% EV***        4,694     6.877706          32,284     -18.48%
                                                        1.50% EV***        3,458     6.864814          23,739     -18.52%
                                                        1.55% EV***        4,280     6.851942          29,326     -18.56%
                                                        1.65% EV***        8,548     6.826261          58,351     -18.64%
                                                        1.80% EV***          368     6.787859           2,498     -18.77%
                                                        2.00% EV***          142     6.736900             957     -18.93%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
        2002 .......................................    1.30%          1,259,213    13.222517      16,649,965     -22.86%
                                                        1.40%          9,511,083    13.115822     124,745,672     -22.94%
                                                        1.45%            191,834     6.962409       1,335,627     -22.98%
                                                        1.50%            100,294     6.944197         696,461     -23.02%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2002 .......................................    0.95%          2,497,444     6.622963      16,540,479     -22.66%
                                                        1.00%          2,191,975     6.606599      14,481,500     -22.70%
                                                        1.05%            391,686     6.590287       2,581,323     -22.74%
                                                        1.10%             55,416     5.304268         293,941     -22.78%
                                                        1.15%             32,167     5.294438         170,306     -22.82%
                                                        1.20%             11,075     5.284629          58,527     -22.85%
                                                        1.25%              4,931     5.274818          26,010     -22.89%
                                                        1.30%              1,652     5.265036           8,698     -22.93%
                                                        1.40%             41,198     5.245486         216,104     -23.01%
                                                        1.45%             30,992     5.235745         162,266     -23.05%
                                                        1.50%              3,815     5.226000          19,937     -23.09%
                                                        0.95% EV***       29,858     5.434353         162,259     -23.08%
                                                        1.00% EV***       26,481     5.423422         143,618     -23.12%
                                                        1.05% EV***          941     5.412535           5,093     -23.16%
                                                        1.10% EV***        2,094     5.401654          11,311     -23.20%
                                                        1.15% EV***        2,920     5.390786          15,741     -23.23%
                                                        1.20% EV***          575     5.379936           3,093     -23.27%
                                                        1.25% EV***        1,769     5.369106           9,498     -23.31%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2
        2002 .......................................    0.95%            305,166     5.556547       1,695,669     -22.75%
                                                        1.00%            254,489     5.549060       1,412,175     -22.79%
                                                        1.05%              8,511     5.541567          47,164     -22.83%
                                                        1.10%             93,760     5.534090         518,876     -22.87%
                                                        1.15%             16,473     5.526631          91,040     -22.91%
                                                        1.20%             22,194     5.519172         122,493     -22.94%

                                                         Contract                    Unit         Contract       Total
                                                       Expense Rate*     Units    Fair Value   Owners' Equity   Return**
                                                       -------------   --------   ----------   --------------   --------
                                                        1.25%             9,581    5.511713          52,808      -22.98%
                                                        1.30%             2,018    5.504279          11,108      -23.02%
                                                        1.35%             1,820    5.496828          10,004      -23.06%
                                                        1.40%             2,754    5.489392          15,118      -23.10%
                                                        1.45%             6,438    5.481959          35,293      -23.14%
                                                        1.50%             5,761    5.474523          31,539      -23.18%
                                                        1.55%             2,087    5.467110          11,410      -23.22%
                                                        1.65%             2,012    5.452301          10,970      -23.30%
                                                        1.75%                55    5.437504             299      -23.37%
                                                        0.95% EV***     219,573    5.238835       1,150,307      -23.17%
                                                        1.00% EV***     239,876    5.229051       1,254,324      -23.21%
                                                        1.05% EV***       6,967    5.219304          36,363      -23.25%
                                                        1.10% EV***      59,759    5.209555         311,318      -23.29%
                                                        1.15% EV***      40,278    5.199811         209,438      -23.32%
                                                        1.20% EV***       6,147    5.190098          31,904      -23.36%
                                                        1.25% EV***      12,796    5.180383          66,288      -23.40%
                                                        1.35% EV***         512    5.161015           2,642      -23.48%
                                                        1.50% EV***       2,069    5.132045          10,618      -23.60%
                                                        1.65% EV***       6,387    5.103196          32,594      -23.72%
                                                        1.80% EV***         925    5.074459           4,694      -23.83%

     Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
        2002 .......................................    1.30%           155,616   16.386611       2,550,019      -11.00%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
        2002 .......................................    0.95%           440,069   16.546164       7,281,454      -10.75%
                                                        1.00%           455,334   16.513030       7,518,944      -10.80%
                                                        1.05%            77,260   16.479948       1,273,241      -10.84%
                                                        1.10%             9,096   15.187173         138,143      -10.89%
                                                        1.15%             2,225   15.159073          33,729      -10.93%
                                                        1.20%             1,341   15.130998          20,291      -10.98%
                                                        1.25%             2,645   15.102965          39,947      -11.02%
                                                        1.30%               114   15.074953           1,719      -11.07%
                                                        1.40%               740   15.019072          11,114      -11.16%
                                                        1.45%             2,716   14.991208          40,716      -11.20%
                                                        1.50%             1,227   14.963357          18,360      -11.25%
                                                        0.95% EV***       5,656   16.351580          92,485      -11.16%
                                                        1.00% EV***      41,984   16.318809         685,129      -11.21%
                                                        1.05% EV***         173   16.286083           2,817      -11.25%
                                                        1.10% EV***       3,283   16.253450          53,360      -11.30%
                                                        1.15% EV***       2,635   16.220836          42,742      -11.34%
                                                        1.25% EV***         772   16.155747          12,472      -11.43%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
        2002 .......................................    0.95%           529,773    9.520360       5,043,630      -10.88%
                                                        1.00%           197,205    9.507545       1,874,935      -10.93%
                                                        1.05%            10,790    9.494742         102,448      -10.97%
                                                        1.10%           245,816    9.481946       2,330,814      -11.02%
                                                        1.15%            76,332    9.469166         722,800      -11.06%
                                                        1.20%            23,530    9.456387         222,509      -11.11%
                                                        1.25%            31,990    9.443636         302,102      -11.15%
                                                        1.30%             9,047    9.430893          85,321      -11.20%
                                                        1.35%             6,971    9.418141          65,654      -11.24%
                                                        1.40%            82,404    9.405412         775,044      -11.29%
                                                        1.45%            22,566    9.392702         211,956      -11.33%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.50%           14,140     9.379988       132,633       -11.38%
                                                        1.55%           22,846     9.367309       214,006       -11.42%
                                                        1.60%            5,986     9.354629        55,997       -11.47%
                                                        1.65%            5,388     9.341936        50,334       -11.51%
                                                        1.70%            9,425     9.329285        87,929       -11.56%
                                                        1.75%           14,050     9.316635       130,899       -11.60%
                                                        1.80%            1,244     9.303988        11,574       -11.65%
                                                        1.85%              239     9.291367         2,221       -11.69%
                                                        2.00%            1,344     9.253520        12,437       -11.83%
                                                        2.05%              335     9.240929         3,096       -11.87%
                                                        0.95% EV***    294,299    15.071151     4,435,425       -11.29%
                                                        1.00% EV***    268,886    15.043103     4,044,880       -11.33%
                                                        1.05% EV***     11,092    15.015069       166,547       -11.38%
                                                        1.10% EV***    177,090    14.987100     2,654,066       -11.42%
                                                        1.15% EV***     45,494    14.959167       680,552       -11.47%
                                                        1.20% EV***     13,576    14.931261       202,707       -11.51%
                                                        1.25% EV***      8,556    14.903409       127,514       -11.56%
                                                        1.30% EV***        753    14.875580        11,201       -11.60%
                                                        1.35% EV***        848    14.847790        12,591       -11.65%
                                                        1.40% EV***      3,713    14.820030        55,027       -11.69%
                                                        1.45% EV***        540    14.792338         7,988       -11.74%
                                                        1.50% EV***      1,110    14.764663        16,389       -11.78%
                                                        1.55% EV***      1,774    14.737022        26,143       -11.83%
                                                        1.65% EV***      2,998    14.681867        44,016       -11.92%
                                                        1.70% EV***        625    14.654341         9,159       -11.96%
                                                        1.80% EV***        381    14.599405         5,562       -12.05%
                                                        1.85% EV***         13    14.571997           189       -12.10%
                                                        1.95% EV***         91    14.517285         1,321       -12.19%
                                                        2.00% EV***         33    14.489981           478       -12.23%

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2002 .......................................    0.95%              835     7.935800         6,626       -20.64% 6/3/02
                                                        1.10%            6,944     7.928847        55,058       -20.71% 6/3/02
                                                        1.25%              189     7.921869         1,497       -20.78% 6/3/02

     Fidelity(R)VIP III - Value Strategies Portfolio - Service Class 2
        2002 .......................................    0.95%           17,344     7.508854       130,234       -24.91% 5/1/02
                                                        1.00%            7,186     7.506313        53,940       -24.94% 5/1/02
                                                        1.05%            1,310     7.503774         9,830       -24.96% 5/1/02
                                                        1.10%           22,313     7.501229       167,375       -24.99% 5/1/02
                                                        1.15%            7,308     7.498689        54,800       -25.01% 5/1/02
                                                        1.20%              167     7.496143         1,252       -25.04% 5/1/02
                                                        1.25%            1,023     7.493606         7,666       -25.06% 5/1/02
                                                        1.30%            2,372     7.491060        17,769       -25.09% 5/1/02
                                                        1.35%                2     7.488515            15       -25.11% 5/1/02
                                                        1.40%           14,283     7.485974       106,922       -25.14% 5/1/02
                                                        1.45%               36     7.483429           269       -25.17% 5/1/02
                                                        1.50%            9,183     7.480890        68,697       -25.19% 5/1/02
                                                        1.55%            2,373     7.478338        17,746       -25.22% 5/1/02
                                                        1.60%            3,344     7.475794        24,999       -25.24% 5/1/02
                                                        1.65%               99     7.473249           740       -25.27% 5/1/02
                                                        1.75%              204     7.468157         1,524       -25.32% 5/1/02

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.85%               81     7.463060           605       -25.37% 5/1/02
                                                        0.95% EV***      3,855     7.480620        28,838       -25.19% 5/1/02
                                                        1.00% EV***      1,750     7.478078        13,087       -25.22% 5/1/02
                                                        1.10% EV***     10,325     7.473004        77,159       -25.27% 5/1/02
                                                        1.15% EV***        725     7.470468         5,416       -25.30% 5/1/02
                                                        1.20% EV***        821     7.467930         6,131       -25.32% 5/1/02
                                                        1.30% EV***        623     7.462853         4,649       -25.37% 5/1/02
                                                        1.35% EV***        164     7.460319         1,223       -25.40% 5/1/02
                                                        1.55% EV***        274     7.450160         2,041       -25.50% 5/1/02
                                                        1.70% EV***        774     7.442539         5,761       -25.57% 5/1/02
                                                        1.95% EV***        113     7.429821           840       -25.70% 5/1/02

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2002 .......................................    0.95%            5,000     8.938194        44,691       -10.62% 6/3/02
                                                        1.10%           20,487     8.930354       182,956       -10.70% 6/3/02
                                                        1.20%              527     8.925134         4,704       -10.75% 6/3/02
                                                        1.35%              937     8.917289         8,355       -10.83% 6/3/02
                                                        0.95% EV***        144     8.912461         1,283       -10.88% 6/3/02
                                                        1.10% EV***        444     8.904639         3,954       -10.95% 6/3/02

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
        2002 .......................................    0.95%              611     7.773388         4,750       -22.27% 6/3/02
                                                        1.10%            4,263     7.766559        33,109       -22.33% 6/3/02
                                                        1.20%              398     7.762011         3,089       -22.38% 6/3/02
                                                        1.35%              242     7.755176         1,877       -22.45% 6/3/02

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2002 .......................................    0.95%              394     8.309490         3,274       -16.91% 6/3/02
                                                        1.10%            4,474     8.302201        37,144       -16.98% 6/3/02
                                                        1.25%              142     8.294898         1,178       -17.05% 6/3/02
                                                        1.35%              343     8.290043         2,843       -17.10% 6/3/02
                                                        1.50%              302     8.282736         2,501       -17.17% 6/3/02
                                                        1.10% EV***      2,655     8.059811        21,399       -17.22% 6/3/02

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
        2002 .......................................    0.95%           36,004     7.913023       284,900       -20.87% 5/1/02
                                                        1.00%           14,842     7.910351       117,405       -20.90% 5/1/02
                                                        1.10%            4,153     7.904990        32,829       -20.95% 5/1/02
                                                        1.15%           10,896     7.902319        86,104       -20.98% 5/1/02
                                                        1.20%            1,229     7.899638         9,709       -21.00% 5/1/02
                                                        1.30%              541     7.894281         4,271       -21.06% 5/1/02
                                                        1.35%            1,355     7.891605        10,693       -21.08% 5/1/02
                                                        1.40%           44,381     7.888920       350,118       -21.11% 5/1/02
                                                        1.45%            1,422     7.886241        11,214       -21.14% 5/1/02
                                                        1.55%           11,135     7.880875        87,754       -21.19% 5/1/02
                                                        1.60%           10,942     7.878199        86,203       -21.22% 5/1/02
                                                        1.65%               82     7.875509           646       -21.24% 5/1/02
                                                        1.70%            1,040     7.872833         8,188       -21.27% 5/1/02
                                                        1.75%            2,818     7.870146        22,178       -21.30% 5/1/02
                                                        1.80%              131     7.867470         1,031       -21.33% 5/1/02
                                                        1.85%               77     7.864778           606       -21.35% 5/1/02
                                                        0.95% EV***      3,414     7.884355        26,917       -21.16% 5/1/02
                                                        1.00% EV***        298     7.881685         2,349       -21.18% 5/1/02
                                                        1.10% EV***      9,561     7.876346        75,306       -21.24% 5/1/02
                                                        1.15% EV***     15,177     7.873669       119,499       -21.26% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.20% EV***        298     7.870989          2,346     -21.29% 5/1/02
                                                        1.35% EV***        263     7.862969          2,068     -21.37% 5/1/02
                                                        1.55% EV***        263     7.852271          2,065     -21.48% 5/1/02
                                                        2.00% EV***         59     7.828159            462     -21.72% 5/1/02

     Gartmore GVIT Emerging Markets Fund - Class II
        2002 .......................................    0.95%           15,965     8.079066        128,982     -19.21% 2/14/02
                                                        1.00%            4,932     8.075477         39,828     -19.25% 2/14/02
                                                        1.05%              946     8.071891          7,636     -19.28% 2/14/02
                                                        1.10%            5,882     8.068310         47,458     -19.32% 2/14/02
                                                        1.15%            4,403     8.064722         35,509     -19.35% 2/14/02
                                                        1.20%              287     8.061145          2,314     -19.39% 2/14/02
                                                        1.25%            1,187     8.057559          9,564     -19.42% 2/14/02
                                                        1.30%            1,100     8.053976          8,859     -19.46% 2/14/02
                                                        1.40%            4,148     8.046807         33,378     -19.53% 2/14/02
                                                        1.55%              816     8.036053          6,557     -19.64% 2/14/02
                                                        2.00%              480     8.003776          3,842     -19.96% 2/14/02
                                                        0.95% EV***     10,244     8.044139         82,404     -19.56% 2/14/02
                                                        1.10% EV***      6,021     8.033409         48,369     -19.67% 2/14/02
                                                        1.15% EV***        297     8.029837          2,385     -19.70% 2/14/02
                                                        1.20% EV***        292     8.026259          2,344     -19.74% 2/14/02
                                                        1.35% EV***        258     8.015526          2,068     -19.84% 2/14/02

     Gartmore GVIT Government Bond Fund - Class I
        2002 .......................................    0.95%          596,871    10.875303      6,491,153       8.75% 2/14/02
                                                        1.00%          275,563    10.870491      2,995,505       8.70% 2/14/02
                                                        1.05%           59,043    10.865679        641,542       8.66% 2/14/02
                                                        1.10%          255,787    10.860867      2,778,069       8.61% 2/14/02
                                                        1.15%           48,238    10.856066        523,675       8.56% 2/14/02
                                                        1.20%           15,019    10.851249        162,975       8.51% 2/14/02
                                                        1.25%           14,081    10.846438        152,729       8.46% 2/14/02
                                                        1.30%           10,135    10.841622        109,880       8.42% 2/14/02
                                                        1.35%            2,134    10.836803         23,126       8.37% 2/14/02
                                                        1.40%           72,067    10.831992        780,629       8.32% 2/14/02
                                                        1.45%            2,298    10.827174         24,881       8.27% 2/14/02
                                                        1.55%           16,850    10.817550        182,276       8.18% 2/14/02
                                                        1.60%           12,788    10.812736        138,273       8.13% 2/14/02
                                                        1.65%               60    10.807921            648       8.08% 2/14/02
                                                        1.75%              877    10.798287          9,470       7.98% 2/14/02
                                                        1.80%              192    10.793476          2,072       7.93% 2/14/02
                                                        1.85%              580    10.788663          6,257       7.89% 2/14/02
                                                        0.95% EV***    189,537    11.446128      2,169,465       8.35% 2/14/02
                                                        1.00% EV***     48,373    11.435172        553,154       8.30% 2/14/02
                                                        1.05% EV***      4,317    11.424212         49,318       8.26% 2/14/02
                                                        1.10% EV***    117,730    11.413289      1,343,687       8.21% 2/14/02
                                                        1.15% EV***     30,379    11.402343        346,392       8.16% 2/14/02
                                                        1.20% EV***      2,311    11.391398         26,326       8.11% 2/14/02
                                                        1.25% EV***     16,463    11.380488        187,357       8.06% 2/14/02
                                                        1.30% EV***     10,877    11.369566        123,667       8.01% 2/14/02
                                                        1.35% EV***      4,631    11.358658         52,602       7.97% 2/14/02
                                                        1.40% EV***     14,459    11.347745        164,077       7.92% 2/14/02
                                                        1.50% EV***      7,297    11.325937         82,645       7.82% 2/14/02

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.55% EV***     59,844    11.315031        677,137       7.77% 2/14/02
                                                        1.65% EV***         44    11.293269            497       7.68% 2/14/02
                                                        1.70% EV***      1,689    11.282387         19,056       7.63% 2/14/02
                                                        1.75% EV***      3,523    11.271519         39,710       7.58% 2/14/02
                                                        1.85% EV***         42    11.249771            472       7.48% 2/14/02

     Gartmore GVIT ID Aggressive Fund
        2002 .......................................    0.95%           15,640     8.321058        130,141     -16.79% 2/14/02
                                                        1.10%           67,599     8.309998        561,748     -16.90% 2/14/02
                                                        1.15%            2,053     8.306308         17,053     -16.94% 2/14/02
                                                        1.20%           33,416     8.302620        277,440     -16.97% 2/14/02
                                                        1.25%            6,286     8.298926         52,167     -17.01% 2/14/02
                                                        1.30%              927     8.295236          7,690     -17.05% 2/14/02
                                                        1.35%              369     8.291554          3,060     -17.08% 2/14/02
                                                        1.40%           70,660     8.287858        585,620     -17.12% 2/14/02
                                                        1.55%            8,146     8.276782         67,423     -17.23% 2/14/02
                                                        1.60%           12,305     8.273086        101,800     -17.27% 2/14/02
                                                        1.65%               71     8.269399            587     -17.31% 2/14/02
                                                        1.80%            1,531     8.258329         12,644     -17.42% 2/14/02
                                                        0.95% EV***      5,475     8.219544         45,002     -17.15% 2/14/02
                                                        1.20% EV***        194     8.200153          1,591     -17.34% 2/14/02
                                                        1.30% EV***         27     8.192390            221     -17.41% 2/14/02
                                                        1.35% EV***        568     8.188502          4,651     -17.45% 2/14/02
                                                        1.55% EV***      3,693     8.172973         30,183     -17.60% 2/14/02
                                                        1.60% EV***     26,585     8.169093        217,175     -17.63% 2/14/02

     Gartmore GVIT ID Conservative Fund
        2002 .......................................    0.95%          137,387     9.956698      1,367,921      -0.43% 2/14/02
                                                        1.00%           89,879     9.952288        894,502      -0.48% 2/14/02
                                                        1.10%          162,801     9.943479      1,618,808      -0.57% 2/14/02
                                                        1.15%            7,069     9.939071         70,259      -0.61% 2/14/02
                                                        1.20%           88,751     9.934655        881,711      -0.65% 2/14/02
                                                        1.25%           11,880     9.930252        117,971      -0.70% 2/14/02
                                                        1.30%            9,731     9.925839         96,588      -0.74% 2/14/02
                                                        1.35%            1,361     9.921424         13,503      -0.79% 2/14/02
                                                        1.40%           29,206     9.917021        289,637      -0.83% 2/14/02
                                                        1.50%           11,564     9.908200        114,578      -0.92% 2/14/02
                                                        1.55%           37,637     9.903786        372,749      -0.96% 2/14/02
                                                        1.60%           18,394     9.899381        182,089      -1.01% 2/14/02
                                                        1.65%               42     9.894966            416      -1.05% 2/14/02
                                                        1.70%            2,156     9.890561         21,324      -1.09% 2/14/02
                                                        1.75%            3,986     9.886157         39,406      -1.14% 2/14/02
                                                        1.80%                7     9.881746             69      -1.18% 2/14/02
                                                        1.85%                7     9.877327             69      -1.23% 2/14/02
                                                        0.95% EV***     80,407     9.919532        797,600      -0.83% 2/14/02
                                                        1.00% EV***     46,048     9.914861        456,560      -0.87% 2/14/02
                                                        1.05% EV***     23,435     9.910174        232,245      -0.92% 2/14/02
                                                        1.10% EV***     46,419     9.905506        459,804      -0.96% 2/14/02
                                                        1.15% EV***     54,023     9.900832        534,873      -1.00% 2/14/02
                                                        1.20% EV***      8,516     9.896151         84,276      -1.05% 2/14/02
                                                        1.30% EV***        219     9.886812          2,165      -1.14% 2/14/02
                                                        1.35% EV***      8,977     9.882129         88,712      -1.18% 2/14/02
                                                        1.40% EV***      1,814     9.877456         17,918      -1.22% 2/14/02
                                                        1.85% EV***         22     9.835356            216      -1.62% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Gartmore GVIT ID Moderate Fund
        2002 .......................................    0.95%          358,573    9.091432       3,259,942      -9.09% 2/14/02
                                                        1.00%           57,485    9.087386         522,388      -9.13% 2/14/02
                                                        1.10%          319,040    9.079343       2,896,674      -9.21% 2/14/02
                                                        1.15%          196,177    9.075317       1,780,368      -9.25% 2/14/02
                                                        1.20%          114,290    9.071289       1,036,758      -9.29% 2/14/02
                                                        1.25%           53,699    9.067258         486,903      -9.33% 2/14/02
                                                        1.30%           67,278    9.063234         609,756      -9.37% 2/14/02
                                                        1.35%           14,068    9.059205         127,445      -9.41% 2/14/02
                                                        1.40%          324,558    9.055169       2,938,928      -9.45% 2/14/02
                                                        1.45%            7,129    9.051151          64,526      -9.49% 2/14/02
                                                        1.55%           89,433    9.043080         808,750      -9.57% 2/14/02
                                                        1.60%          203,721    9.039050       1,841,444      -9.61% 2/14/02
                                                        1.65%           41,432    9.035026         374,339      -9.65% 2/14/02
                                                        1.70%            2,286    9.030991          20,645      -9.69% 2/14/02
                                                        1.75%              986    9.026954           8,901      -9.73% 2/14/02
                                                        1.80%           14,200    9.022930         128,126      -9.77% 2/14/02
                                                        1.85%           11,959    9.018901         107,857      -9.81% 2/14/02
                                                        1.95%              951    9.010832           8,569      -9.89% 2/14/02
                                                        2.10%              638    8.998742           5,741     -10.01% 2/14/02
                                                        0.95% EV***     98,576    9.019191         889,076      -9.47% 2/14/02
                                                        1.00% EV***     17,399    9.014932         156,851      -9.51% 2/14/02
                                                        1.10% EV***     89,167    9.006429         803,076      -9.59% 2/14/02
                                                        1.15% EV***     77,790    9.002175         700,279      -9.63% 2/14/02
                                                        1.20% EV***      6,869    8.997918          61,807      -9.67% 2/14/02
                                                        1.25% EV***      5,106    8.993661          45,922      -9.71% 2/14/02
                                                        1.30% EV***      9,261    8.989407          83,251      -9.75% 2/14/02
                                                        1.35% EV***     13,909    8.985154         124,975      -9.79% 2/14/02
                                                        1.40% EV***     17,762    8.980896         159,519      -9.83% 2/14/02
                                                        1.50% EV***     13,484    8.972386         120,984      -9.91% 2/14/02
                                                        1.55% EV***     10,533    8.968140          94,461      -9.95% 2/14/02
                                                        1.60% EV***         24    8.963872             215      -9.99% 2/14/02
                                                        1.70% EV***      1,779    8.955354          15,932     -10.07% 2/14/02
                                                        1.80% EV***     25,817    8.946849         230,981     -10.15% 2/14/02
     Gartmore GVIT ID Moderately Aggressive Fund
        2002 .......................................    0.95%          268,546    8.658836       2,325,296     -13.41% 2/14/02
                                                        1.10%          178,453    8.647323       1,543,141     -13.53% 2/14/02
                                                        1.15%           65,244    8.643487         563,936     -13.57% 2/14/02
                                                        1.20%           11,041    8.639648          95,390     -13.60% 2/14/02
                                                        1.25%           37,784    8.635804         326,295     -13.64% 2/14/02
                                                        1.30%            2,959    8.631966          25,542     -13.68% 2/14/02
                                                        1.35%            2,081    8.628136          17,955     -13.72% 2/14/02
                                                        1.40%          107,155    8.624287         924,135     -13.76% 2/14/02
                                                        1.45%           15,017    8.620457         129,453     -13.80% 2/14/02
                                                        1.50%            1,228    8.616611          10,581     -13.83% 2/14/02
                                                        1.55%          112,608    8.612781         969,868     -13.87% 2/14/02
                                                        1.60%          105,295    8.608934         906,478     -13.91% 2/14/02
                                                        1.65%                4    8.605087              34     -13.95% 2/14/02
                                                        1.70%            5,055    8.601254          43,479     -13.99% 2/14/02
                                                        1.85%            1,673    8.589729          14,371     -14.10% 2/14/02
                                                        2.10%              705    8.570525           6,042     -14.29% 2/14/02

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        0.95% EV***     17,336    8.571613         148,597     -13.78% 2/14/02
                                                        1.10% EV***      8,647    8.559483          74,014     -13.90% 2/14/02
                                                        1.20% EV***      7,888    8.551388          67,453     -13.97% 2/14/02
                                                        1.25% EV***     10,217    8.547343          87,328     -14.01% 2/14/02
                                                        1.35% EV***        341    8.539249           2,912     -14.09% 2/14/02
                                                        1.55% EV***      2,834    8.523067          24,154     -14.24% 2/14/02
                                                        1.60% EV***      7,499    8.519021          63,884     -14.28% 2/14/02
                                                        1.65% EV***      1,562    8.514975          13,300     -14.32% 2/14/02
                                                        1.70% EV***      2,158    8.510923          18,367     -14.36% 2/14/02
                                                        1.80% EV***        825    8.502826           7,015     -14.43% 2/14/02
     Gartmore GVIT ID Moderately Conservative Fund
        2002 .......................................    0.95%          151,806    9.571633       1,453,031      -4.28% 2/14/02
                                                        1.00%          155,341    9.567393       1,486,208      -4.33% 2/14/02
                                                        1.05%            7,545    9.563157          72,154      -4.37% 2/14/02
                                                        1.10%          274,193    9.558911       2,620,986      -4.41% 2/14/02
                                                        1.15%           63,968    9.554684         611,194      -4.45% 2/14/02
                                                        1.20%           17,948    9.550437         171,411      -4.50% 2/14/02
                                                        1.25%           55,843    9.546204         533,089      -4.54% 2/14/02
                                                        1.30%           36,789    9.541955         351,039      -4.58% 2/14/02
                                                        1.35%           12,545    9.537718         119,651      -4.62% 2/14/02
                                                        1.40%          103,769    9.533471         989,279      -4.67% 2/14/02
                                                        1.45%           48,877    9.529226         465,760      -4.71% 2/14/02
                                                        1.50%           19,298    9.524994         183,813      -4.75% 2/14/02
                                                        1.55%           21,078    9.520757         200,679      -4.79% 2/14/02
                                                        1.60%           38,044    9.516511         362,046      -4.83% 2/14/02
                                                        1.65%            4,998    9.512275          47,542      -4.88% 2/14/02
                                                        1.75%              898    9.503787           8,534      -4.96% 2/14/02
                                                        0.95% EV***    108,761    9.515918       1,034,961      -4.67% 2/14/02
                                                        1.00% EV***     48,439    9.511425         460,724      -4.71% 2/14/02
                                                        1.10% EV***    142,956    9.502455       1,358,433      -4.80% 2/14/02
                                                        1.15% EV***      6,914    9.497966          65,669      -4.84% 2/14/02
                                                        1.20% EV***     21,645    9.493482         205,486      -4.88% 2/14/02
                                                        1.25% EV***      1,831    9.489000          17,374      -4.93% 2/14/02
                                                        1.30% EV***        786    9.484502           7,455      -4.97% 2/14/02
                                                        1.40% EV***      1,581    9.475531          14,981      -5.05% 2/14/02
                                                        1.85% EV***         23    9.435135             217      -5.43% 2/14/02
     Gartmore GVIT Money Market Fund - Class I
        2002 .......................................    0.95%          305,958   10.021958       3,066,298       0.22% 1/31/02
                                                        1.00%          236,688   10.017328       2,370,981       0.17% 1/31/02
                                                        1.05%           51,763   10.012697         518,287       0.13% 1/31/02
                                                        1.10%          195,160   10.008068       1,953,175       0.08% 1/31/02
                                                        1.15%           10,667   10.003439         106,707       0.03% 1/31/02
                                                        1.20%            7,667    9.998808          76,661      -0.01% 1/31/02
                                                        1.25%           11,597    9.994178         115,902      -0.06% 1/31/02
                                                        1.30%           20,948    9.989547         209,261      -0.10% 1/31/02
                                                        1.35%            3,400    9.984915          33,949      -0.15% 1/31/02
                                                        1.40%           45,294    9.980284         452,047      -0.20% 1/31/02
                                                        1.45%               27    9.975654             269      -0.24% 1/31/02
                                                        1.55%           11,335    9.966390         112,969      -0.34% 1/31/02
                                                        1.60%            2,992    9.961759          29,806      -0.38% 1/31/02
                                                        1.65%            1,348    9.957125          13,422      -0.43% 1/31/02
                                                        1.75%            1,234    9.947862          12,276      -0.52% 1/31/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.80%                 60     9.943231            597        -0.57% 1/31/02
                                                        1.85%                121     9.938597          1,203        -0.61% 1/31/02
                                                        0.95% EV***    1,866,627    10.195746     19,031,655        -0.19% 1/31/02
                                                        1.00% EV***       25,102    10.185393        255,674        -0.24% 1/31/02
                                                        1.05% EV***       10,499    10.175047        106,828        -0.28% 1/31/02
                                                        1.10% EV***      127,982    10.164699      1,300,899        -0.33% 1/31/02
                                                        1.15% EV***      110,831    10.154359      1,125,418        -0.37% 1/31/02
                                                        1.20% EV***        9,948    10.144025        100,913        -0.42% 1/31/02
                                                        1.25% EV***       33,912    10.133697        343,654        -0.47% 1/31/02
                                                        1.30% EV***       84,615    10.123373        856,589        -0.51% 1/31/02
                                                        1.35% EV***        5,864    10.113057         59,303        -0.56% 1/31/02
                                                        1.40% EV***       25,037    10.102743        252,942        -0.61% 1/31/02
                                                        1.50% EV***        2,584    10.082133         26,052        -0.70% 1/31/02
                                                        1.65% EV***          697    10.051262          7,006        -0.84% 1/31/02
                                                        1.85% EV***        1,849    10.010167         18,509        -1.02% 1/31/02

     Gartmore GVIT Small Cap Growth Fund - Class II
        2002 .......................................    0.95%             42,458     7.174725        304,624       -28.25% 2/14/02
                                                        1.00%             40,590     7.171542        291,093       -28.28% 2/14/02
                                                        1.05%              2,492     7.168359         17,864       -28.32% 2/14/02
                                                        1.10%             12,239     7.165180         87,695       -28.35% 2/14/02
                                                        1.15%              9,023     7.161990         64,623       -28.38% 2/14/02
                                                        1.20%                730     7.158810          5,226       -28.41% 2/14/02
                                                        1.25%              3,783     7.155633         27,070       -28.44% 2/14/02
                                                        1.30%              1,349     7.152435          9,649       -28.48% 2/14/02
                                                        1.35%                436     7.149258          3,117       -28.51% 2/14/02
                                                        1.40%             17,220     7.146069        123,055       -28.54% 2/14/02
                                                        1.45%                 19     7.142888            136       -28.57% 2/14/02
                                                        1.55%                676     7.136522          4,824       -28.63% 2/14/02
                                                        1.60%              2,228     7.133330         15,893       -28.67% 2/14/02
                                                        1.65%                274     7.130149          1,954       -28.70% 2/14/02
                                                        1.70%                517     7.126957          3,685       -28.73% 2/14/02
                                                        1.85%                 95     7.117400            676       -28.83% 2/14/02
                                                        0.95% EV***        9,581     7.140114         68,409       -28.60% 2/14/02
                                                        1.10% EV***       18,853     7.130589        134,433       -28.69% 2/14/02
                                                        1.15% EV***          777     7.127410          5,538       -28.73% 2/14/02
                                                        1.20% EV***          494     7.124230          3,519       -28.76% 2/14/02
                                                        1.25% EV***        1,834     7.121061         13,060       -28.79% 2/14/02
                                                        1.35% EV***        1,202     7.114702          8,552       -28.85% 2/14/02
                                                        1.55% EV***          288     7.101992          2,045       -28.98% 2/14/02
                                                        1.85% EV***           22     7.082918            156       -29.17% 2/14/02
                                                        2.00% EV***           64     7.073379            453       -29.27% 2/14/02

     Gartmore GVIT Small Cap Value Fund - Class I
        2002 .......................................    1.10%                731     7.674273          5,610       -23.26% 6/3/02
                                                        1.20%                164     7.669773          1,258       -23.30% 6/3/02
                                                        0.95% EV***          179     6.868744          1,230       -23.44% 6/3/02

     Gartmore GVIT Small Cap Value Fund - Class II
        2002 .......................................    0.95%             26,801     7.133182        191,176       -28.67% 5/1/02
                                                        1.00%             29,272     7.130771        208,732       -28.69% 5/1/02
                                                        1.05%             10,004     7.128347         71,312       -28.72% 5/1/02
                                                        1.10%              5,721     7.125937         40,767       -28.74% 5/1/02

                                                         Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.15%                592    7.123520          4,217        -28.76% 5/1/02
                                                        1.20%              1,662    7.121106         11,835        -28.79% 5/1/02
                                                        1.25%              2,526    7.118692         17,982        -28.81% 5/1/02
                                                        1.30%              2,273    7.116277         16,175        -28.84% 5/1/02
                                                        1.35%                271    7.113856          1,928        -28.86% 5/1/02
                                                        1.40%              9,654    7.111435         68,654        -28.89% 5/1/02
                                                        1.45%                 19    7.109016            135        -28.91% 5/1/02
                                                        1.50%              2,507    7.106598         17,816        -28.93% 5/1/02
                                                        1.55%                731    7.104185          5,193        -28.96% 5/1/02
                                                        1.60%              2,592    7.101763         18,408        -28.98% 5/1/02
                                                        1.65%                559    7.099346          3,969        -29.01% 5/1/02
                                                        1.70%                543    7.096924          3,854        -29.03% 5/1/02
                                                        1.80%                 77    7.092082            546        -29.08% 5/1/02
                                                        1.85%                 85    7.089658            603        -29.10% 5/1/02
                                                        0.95% EV***        3,500    7.104612         24,866        -28.95% 5/1/02
                                                        1.10% EV***        4,199    7.097390         29,802        -29.03% 5/1/02
                                                        1.15% EV***        2,613    7.094968         18,539        -29.05% 5/1/02
                                                        1.20% EV***          963    7.092566          6,830        -29.07% 5/1/02
                                                        1.30% EV***        1,806    7.087734         12,800        -29.12% 5/1/02
                                                        1.35% EV***          319    7.085321          2,260        -29.15% 5/1/02
                                                        1.55% EV***          300    7.075672          2,123        -29.24% 5/1/02
                                                        1.70% EV***        2,619    7.068424         18,512        -29.32% 5/1/02

     Gartmore GVIT Small Company Fund - Class I
        2002 .......................................    0.95%                  5    8.234836             41        -17.65% 6/3/02
                                                        1.10%              4,584    8.227611         37,715        -17.72% 6/3/02
                                                        1.35%                 82    8.215557            674        -17.84% 6/3/02

     Gartmore GVIT Small Company Fund - Class II
        2002 .......................................    0.95%             43,708    8.450477        369,353        -15.50% 2/14/02
                                                        1.00%             18,653    8.446731        157,557        -15.53% 2/14/02
                                                        1.05%              4,096    8.442986         34,582        -15.57% 2/14/02
                                                        1.10%             19,530    8.439245        164,818        -15.61% 2/14/02
                                                        1.15%              2,687    8.435498         22,666        -15.65% 2/14/02
                                                        1.20%              1,076    8.431747          9,073        -15.68% 2/14/02
                                                        1.25%                487    8.428002          4,104        -15.72% 2/14/02
                                                        1.30%                117    8.424256            986        -15.76% 2/14/02
                                                        1.35%                  1    8.420509              8        -15.79% 2/14/02
                                                        1.40%             13,549    8.416755        114,039        -15.83% 2/14/02
                                                        1.45%                485    8.413012          4,080        -15.87% 2/14/02
                                                        1.55%              1,202    8.405511         10,103        -15.94% 2/14/02
                                                        1.60%                573    8.401765          4,814        -15.98% 2/14/02
                                                        1.70%                 41    8.394271            344        -16.06% 2/14/02
                                                        1.75%                318    8.390518          2,668        -16.09% 2/14/02
                                                        1.85%                  9    8.383023             75        -16.17% 2/14/02
                                                        1.95%                743    8.375519          6,223        -16.24% 2/14/02
                                                        2.00%              1,195    8.371767         10,004        -16.28% 2/14/02
                                                        0.95% EV***        3,520    8.414425         29,619        -15.86% 2/14/02
                                                        1.00% EV***        5,887    8.410678         49,514        -15.89% 2/14/02
                                                        1.10% EV***       11,100    8.403199         93,276        -15.97% 2/14/02
                                                        1.15% EV***        1,769    8.399465         14,859        -16.01% 2/14/02
                                                        1.20% EV***          616    8.395722          5,172        -16.04% 2/14/02
                                                        1.25% EV***          460    8.391990          3,860        -16.08% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                  Unit         Contract       Total
                                                       Expense Rate*   Units    Fair Value   Owners' Equity   Return**
                                                       -------------   ------   ----------   --------------   --------
                                                        1.30% EV***       252    8.388254          2,114      -16.12% 2/14/02
                                                        1.35% EV***       483    8.384513          4,050      -16.15% 2/14/02
                                                        1.60% EV***     2,777    8.365811         23,232      -16.34% 2/14/02

     MFS(R) VIT - Investors Growth Series - Service Class
           2002 ....................................    0.95%          30,610    7.509879        229,877      -24.90% 2/14/02
                                                        1.00%           3,542    7.506545         26,588      -24.93% 2/14/02
                                                        1.05%             423    7.503215          3,174      -24.97% 2/14/02
                                                        1.10%          19,506    7.499883        146,293      -25.00% 2/14/02
                                                        1.15%          11,309    7.496555         84,779      -25.03% 2/14/02
                                                        1.20%             331    7.493217          2,480      -25.07% 2/14/02
                                                        1.25%           3,520    7.489890         26,364      -25.10% 2/14/02
                                                        1.30%           3,155    7.486564         23,620      -25.13% 2/14/02
                                                        1.35%             710    7.483218          5,313      -25.17% 2/14/02
                                                        1.40%           7,286    7.479894         54,499      -25.20% 2/14/02
                                                        1.45%             579    7.476564          4,329      -25.23% 2/14/02
                                                        1.50%             157    7.473222          1,173      -25.27% 2/14/02
                                                        1.55%           4,901    7.469892         36,610      -25.30% 2/14/02
                                                        1.60%           2,208    7.466562         16,486      -25.33% 2/14/02
                                                        1.65%              95    7.463225            709      -25.37% 2/14/02
                                                        1.70%           1,669    7.459892         12,451      -25.40% 2/14/02
                                                        1.75%           3,393    7.456558         25,300      -25.43% 2/14/02
                                                        1.95%             654    7.443222          4,868      -25.57% 2/14/02
                                                        2.10%             123    7.433204            914      -25.67% 2/14/02
                                                        0.95% EV***     1,050    7.474955          7,849      -25.25% 2/14/02
                                                        1.10% EV***     8,202    7.464981         61,228      -25.35% 2/14/02
                                                        1.15% EV***       297    7.461651          2,216      -25.38% 2/14/02
                                                        1.20% EV***     3,270    7.458330         24,389      -25.42% 2/14/02
                                                        1.25% EV***       710    7.455002          5,293      -25.45% 2/14/02
                                                        1.30% EV***       568    7.451673          4,233      -25.48% 2/14/02
                                                        1.35% EV***    18,417    7.448343        137,176      -25.52% 2/14/02
                                                        1.40% EV***     5,509    7.445030         41,015      -25.55% 2/14/02
                                                        1.60% EV***       187    7.431717          1,390      -25.68% 2/14/02
                                                        1.70% EV***     2,392    7.425059         17,761      -25.75% 2/14/02
                                                        1.75% EV***     2,335    7.421744         17,330      -25.78% 2/14/02
                                                        1.85% EV***        23    7.415087            171      -25.85% 2/14/02
                                                        2.00% EV***       123    7.405103            911      -25.95% 2/14/02

     MFS(R) VIT - Mid Cap Growth Series - Service Class
           2002 ....................................    0.95%          34,169    6.364703        217,476      -36.35% 2/14/02
                                                        1.00%          15,431    6.361877         98,170      -36.38% 2/14/02
                                                        1.05%           7,147    6.359051         45,448      -36.41% 2/14/02
                                                        1.10%          41,187    6.356232        261,794      -36.44% 2/14/02
                                                        1.15%           7,887    6.353404         50,109      -36.47% 2/14/02
                                                        1.20%           1,646    6.350580         10,453      -36.49% 2/14/02
                                                        1.25%           4,159    6.347752         26,400      -36.52% 2/14/02
                                                        1.30%           5,766    6.344933         36,585      -36.55% 2/14/02
                                                        1.35%           1,486    6.342111          9,424      -36.58% 2/14/02
                                                        1.40%          41,600    6.339279        263,714      -36.61% 2/14/02
                                                        1.45%           3,265    6.336449         20,689      -36.64% 2/14/02
                                                        1.55%           9,422    6.330796         59,649      -36.69% 2/14/02
                                                        1.60%          16,370    6.327967        103,589      -36.72% 2/14/02

                                                         Contract                  Unit         Contract       Total
                                                       Expense Rate*   Units    Fair Value   Owners' Equity   Return**
                                                       -------------   ------   ----------   --------------   --------
                                                        1.65%             277    6.325148          1,752      -36.75% 2/14/02
                                                        1.70%             893    6.322320          5,646      -36.78% 2/14/02
                                                        1.75%             706    6.319492          4,462      -36.81% 2/14/02
                                                        1.80%             314    6.316662          1,983      -36.83% 2/14/02
                                                        1.85%             203    6.313833          1,282      -36.86% 2/14/02
                                                        1.95%           2,260    6.308179         14,256      -36.92% 2/14/02
                                                        2.10%              75    6.299700            472      -37.00% 2/14/02
                                                        0.95% EV***    27,676    6.330599        175,206      -36.69% 2/14/02
                                                        1.00% EV***     9,227    6.327780         58,386      -36.72% 2/14/02
                                                        1.05% EV***       268    6.324958          1,695      -36.75% 2/14/02
                                                        1.10% EV***    24,605    6.322144        155,556      -36.78% 2/14/02
                                                        1.15% EV***        17    6.319327            107      -36.81% 2/14/02
                                                        1.20% EV***     3,394    6.316515         21,438      -36.83% 2/14/02
                                                        1.25% EV***     1,541    6.313690          9,729      -36.86% 2/14/02
                                                        1.30% EV***       411    6.310871          2,594      -36.89% 2/14/02
                                                        1.35% EV***    14,100    6.308042         88,943      -36.92% 2/14/02
                                                        1.40% EV***     6,029    6.305228         38,014      -36.95% 2/14/02
                                                        1.55% EV***       950    6.296777          5,982      -37.03% 2/14/02
                                                        1.60% EV***       145    6.293947            913      -37.06% 2/14/02
                                                        1.70% EV***         0    6.288313              0      -37.12% 2/14/02
                                                        1.75% EV***     1,839    6.285496         11,559      -37.15% 2/14/02
                                                        1.85% EV***        73    6.279853            458      -37.20% 2/14/02
                                                        2.00% EV***        73    6.271386            458      -37.29% 2/14/02
     MFS(R) VIT - New Discovery Series - Service Class
           2002 ....................................    0.95%          23,889    7.238617        172,923      -27.61% 2/14/02
                                                        1.00%           6,070    7.235401         43,919      -27.65% 2/14/02
                                                        1.05%             451    7.232192          3,262      -27.68% 2/14/02
                                                        1.10%          35,201    7.228978        254,467      -27.71% 2/14/02
                                                        1.15%          15,805    7.225774        114,203      -27.74% 2/14/02
                                                        1.20%             917    7.222563          6,623      -27.77% 2/14/02
                                                        1.25%           2,766    7.219350         19,969      -27.81% 2/14/02
                                                        1.30%             264    7.216139          1,905      -27.84% 2/14/02
                                                        1.35%             480    7.212924          3,462      -27.87% 2/14/02
                                                        1.40%          54,239    7.209713        391,048      -27.90% 2/14/02
                                                        1.45%             268    7.206504          1,931      -27.93% 2/14/02
                                                        1.50%             240    7.203289          1,729      -27.97% 2/14/02
                                                        1.55%           8,651    7.200074         62,288      -28.00% 2/14/02
                                                        1.60%             474    7.196858          3,411      -28.03% 2/14/02
                                                        1.65%              34    7.193649            245      -28.06% 2/14/02
                                                        1.70%           2,409    7.190438         17,322      -28.10% 2/14/02
                                                        1.75%           6,928    7.187217         49,793      -28.13% 2/14/02
                                                        1.85%             175    7.180791          1,257      -28.19% 2/14/02
                                                        2.00%             153    7.171146          1,097      -28.29% 2/14/02
                                                        0.95% EV***    13,297    7.204014         95,792      -27.96% 2/14/02
                                                        1.00% EV***     2,013    7.200808         14,495      -27.99% 2/14/02
                                                        1.05% EV***       670    7.197615          4,822      -28.02% 2/14/02
                                                        1.10% EV***     9,600    7.194408         69,066      -28.06% 2/14/02
                                                        1.15% EV***       284    7.191203          2,042      -28.09% 2/14/02
                                                        1.20% EV***       811    7.187998          5,829      -28.12% 2/14/02
                                                        1.30% EV***       335    7.181588          2,406      -28.18% 2/14/02
                                                        1.35% EV***       341    7.178384          2,448      -28.22% 2/14/02
                                                        1.40% EV***     2,417    7.175183         17,342      -28.25% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.60% EV***      1,015     7.162362          7,270     -28.38% 2/14/02
                                                        2.00% EV***         64     7.136693            457     -28.63% 2/14/02
                                                        2.25% EV***        282     7.120663          2,008     -28.79% 2/14/02

     MFS(R) VIT - Value Series - Service Class
        2002 .......................................    0.95%           28,869     8.582392        247,765     -14.18% 2/14/02
                                                        1.00%           18,577     8.578588        159,364     -14.21% 2/14/02
                                                        1.05%            3,381     8.574784         28,991     -14.25% 2/14/02
                                                        1.10%            6,117     8.570977         52,429     -14.29% 2/14/02
                                                        1.15%            8,139     8.567174         69,728     -14.33% 2/14/02
                                                        1.20%            2,473     8.563374         21,177     -14.37% 2/14/02
                                                        1.25%            3,082     8.559559         26,381     -14.40% 2/14/02
                                                        1.30%            4,639     8.555769         39,690     -14.44% 2/14/02
                                                        1.35%              478     8.551956          4,088     -14.48% 2/14/02
                                                        1.40%           17,604     8.548149        150,482     -14.52% 2/14/02
                                                        1.55%              995     8.536736          8,494     -14.63% 2/14/02
                                                        1.60%           13,596     8.532925        116,014     -14.67% 2/14/02
                                                        1.65%              547     8.529120          4,665     -14.71% 2/14/02
                                                        1.70%            4,988     8.525313         42,524     -14.75% 2/14/02
                                                        1.75%            4,952     8.521501         42,198     -14.78% 2/14/02
                                                        1.85%               80     8.513884            681     -14.86% 2/14/02
                                                        1.95%              279     8.506274          2,373     -14.94% 2/14/02
                                                        0.95% EV***     37,132     8.545871        317,325     -14.54% 2/14/02
                                                        1.00% EV***      2,898     8.542076         24,755     -14.58% 2/14/02
                                                        1.10% EV***     20,189     8.534484        172,303     -14.66% 2/14/02
                                                        1.15% EV***     33,811     8.530688        288,431     -14.69% 2/14/02
                                                        1.20% EV***      1,378     8.526894         11,750     -14.73% 2/14/02
                                                        1.25% EV***        702     8.523092          5,983     -14.77% 2/14/02
                                                        1.30% EV***      4,552     8.519298         38,780     -14.81% 2/14/02
                                                        1.35% EV***        696     8.515496          5,927     -14.85% 2/14/02
                                                        1.40% EV***        843     8.511701          7,175     -14.88% 2/14/02
                                                        1.55% EV***        616     8.500314          5,236     -15.00% 2/14/02

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2002 .......................................    0.95%          118,723     7.738304        918,715     -22.62% 2/14/02
                                                        1.00%            4,981     7.734887         38,527     -22.65% 2/14/02
                                                        1.05%              795     7.731447          6,147     -22.69% 2/14/02
                                                        1.10%           66,365     7.728015        512,870     -22.72% 2/14/02
                                                        1.15%           40,292     7.724576        311,239     -22.75% 2/14/02
                                                        1.20%            4,083     7.721155         31,525     -22.79% 2/14/02
                                                        1.25%           11,556     7.717711         89,186     -22.82% 2/14/02
                                                        1.30%           11,495     7.714288         88,676     -22.86% 2/14/02
                                                        1.35%            2,606     7.710849         20,094     -22.89% 2/14/02
                                                        1.40%           52,151     7.707421        401,950     -22.93% 2/14/02
                                                        1.45%              546     7.703983          4,206     -22.96% 2/14/02
                                                        1.50%            2,157     7.700557         16,610     -22.99% 2/14/02
                                                        1.55%            8,838     7.697119         68,027     -23.03% 2/14/02
                                                        1.60%            5,545     7.693679         42,661     -23.06% 2/14/02
                                                        1.65%            1,130     7.690247          8,690     -23.10% 2/14/02
                                                        1.70%              194     7.686814          1,491     -23.13% 2/14/02
                                                        1.80%              340     7.679941          2,611     -23.20% 2/14/02
                                                        1.85%               79     7.676505            606     -23.23% 2/14/02

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.95%            2,482     7.669636         19,036     -23.30% 2/14/02
                                                        0.95% EV***     46,405     7.702577        357,438     -22.97% 2/14/02
                                                        1.00% EV***      2,372     7.699149         18,262     -23.01% 2/14/02
                                                        1.10% EV***     48,493     7.692296        373,023     -23.08% 2/14/02
                                                        1.15% EV***     44,299     7.688873        340,609     -23.11% 2/14/02
                                                        1.20% EV***      3,378     7.685453         25,961     -23.15% 2/14/02
                                                        1.25% EV***        700     7.682028          5,377     -23.18% 2/14/02
                                                        1.30% EV***        290     7.678603          2,227     -23.21% 2/14/02
                                                        1.35% EV***     16,998     7.675173        130,463     -23.25% 2/14/02
                                                        1.40% EV***      9,781     7.671747         75,037     -23.28% 2/14/02
                                                        1.55% EV***        273     7.661466          2,092     -23.39% 2/14/02
                                                        1.60% EV***      4,131     7.658041         31,635     -23.42% 2/14/02
                                                        1.75% EV***      2,316     7.647761         17,712     -23.52% 2/14/02
                                                        2.25% EV***        242     7.613467          1,842     -23.87% 2/14/02

     Oppenheimer Global Securities Fund/VA - Initial Class
        2002 .......................................    0.95%            2,198     7.921861         17,412     -20.78%  6/3/02
                                                        1.10%            3,435     7.914908         27,188     -20.85%  6/3/02

     Oppenheimer Global Securities Fund/VA - Service Class
        2002 .......................................    0.95%           89,452     7.907060        707,302     -20.93% 2/14/02
                                                        1.00%           56,659     7.903559        447,808     -20.96% 2/14/02
                                                        1.05%            4,993     7.900050         39,445     -21.00% 2/14/02
                                                        1.10%           55,171     7.896544        435,660     -21.03% 2/14/02
                                                        1.15%           39,007     7.893044        307,884     -21.07% 2/14/02
                                                        1.20%            3,611     7.889533         28,489     -21.10% 2/14/02
                                                        1.25%           11,742     7.886028         92,598     -21.14% 2/14/02
                                                        1.30%            1,045     7.882520          8,237     -21.17% 2/14/02
                                                        1.35%            1,041     7.879014          8,202     -21.21% 2/14/02
                                                        1.40%           44,951     7.875514        354,012     -21.24% 2/14/02
                                                        1.45%              376     7.872001          2,960     -21.28% 2/14/02
                                                        1.50%            5,007     7.868489         39,398     -21.32% 2/14/02
                                                        1.55%            7,504     7.864982         59,019     -21.35% 2/14/02
                                                        1.60%            5,798     7.861475         45,581     -21.39% 2/14/02
                                                        1.65%              898     7.857962          7,056     -21.42% 2/14/02
                                                        1.70%            3,737     7.854463         29,352     -21.46% 2/14/02
                                                        1.85%               77     7.843936            604     -21.56% 2/14/02
                                                        1.95%            2,851     7.836909         22,343     -21.63% 2/14/02
                                                        2.00%            1,394     7.833401         10,920     -21.67% 2/14/02
                                                        2.10%              288     7.826372          2,254     -21.74% 2/14/02
                                                        0.95% EV***     55,826     7.872095        439,468     -21.28% 2/14/02
                                                        1.00% EV***        649     7.868604          5,107     -21.31% 2/14/02
                                                        1.10% EV***     28,705     7.861604        225,667     -21.38% 2/14/02
                                                        1.15% EV***     17,416     7.858090        136,856     -21.42% 2/14/02
                                                        1.20% EV***      3,824     7.854599         30,036     -21.45% 2/14/02
                                                        1.35% EV***     11,109     7.844108         87,140     -21.56% 2/14/02
                                                        1.40% EV***      7,535     7.840605         59,079     -21.59% 2/14/02
                                                        1.55% EV***        258     7.830108          2,020     -21.70% 2/14/02
                                                        1.60% EV***        118     7.826594            924     -21.73% 2/14/02
                                                        1.75% EV***      1,474     7.816096         11,521     -21.84% 2/14/02
                                                        1.85% EV***         11     7.809095             86     -21.91% 2/14/02
                                                        2.00% EV***         58     7.798584            452     -22.01% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                  Unit          Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Oppenheimer High Income Fund/VA - Initial Class
        2002 .......................................    0.95%            1,203     9.636981         11,593      -3.63%  6/3/02
                                                        1.10%           20,122     9.628545        193,746      -3.71%  6/3/02
                                                        1.25%              242     9.620086          2,328      -3.80%  6/3/02
                                                        1.35%              413     9.614461          3,971      -3.86%  6/3/02

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
        2002 .......................................    0.95%          108,393     8.180309        886,688     -18.20% 2/14/02
                                                        1.00%           12,015     8.176673         98,243     -18.23% 2/14/02
                                                        1.05%            6,701     8.173058         54,768     -18.27% 2/14/02
                                                        1.10%           50,618     8.169430        413,520     -18.31% 2/14/02
                                                        1.15%           40,083     8.165802        327,310     -18.34% 2/14/02
                                                        1.20%            4,720     8.162175         38,525     -18.38% 2/14/02
                                                        1.25%            6,657     8.158547         54,311     -18.41% 2/14/02
                                                        1.30%           12,576     8.154921        102,556     -18.45% 2/14/02
                                                        1.35%              535     8.151281          4,361     -18.49% 2/14/02
                                                        1.40%           48,096     8.147660        391,870     -18.52% 2/14/02
                                                        1.45%            2,491     8.144037         20,287     -18.56% 2/14/02
                                                        1.50%            4,797     8.140404         39,050     -18.60% 2/14/02
                                                        1.55%            9,570     8.136771         77,869     -18.63% 2/14/02
                                                        1.60%           13,867     8.133139        112,782     -18.67% 2/14/02
                                                        1.65%            2,704     8.129514         21,982     -18.70% 2/14/02
                                                        1.70%            2,092     8.125889         16,999     -18.74% 2/14/02
                                                        1.75%              457     8.122256          3,712     -18.78% 2/14/02
                                                        1.80%              189     8.118623          1,534     -18.81% 2/14/02
                                                        1.85%            2,099     8.114997         17,033     -18.85% 2/14/02
                                                        2.10%              418     8.096847          3,384     -19.03% 2/14/02
                                                        0.95% EV***     32,990     8.144604        268,690     -18.55% 2/14/02
                                                        1.00% EV***      9,618     8.140983         78,300     -18.59% 2/14/02
                                                        1.10% EV***     48,470     8.133746        394,243     -18.66% 2/14/02
                                                        1.15% EV***      6,803     8.130120         55,309     -18.70% 2/14/02
                                                        1.20% EV***      1,114     8.126497          9,053     -18.74% 2/14/02
                                                        1.30% EV***      2,854     8.119265         23,172     -18.81% 2/14/02
                                                        1.35% EV***        482     8.115648          3,912     -18.84% 2/14/02
                                                        1.40% EV***     10,780     8.112024         87,448     -18.88% 2/14/02
                                                        1.55% EV***        757     8.101154          6,133     -18.99% 2/14/02
                                                        2.00% EV***        114     8.068561            920     -19.31% 2/14/02

     Oppenheimer Main Street Small Cap Fund/VA - Initial Class
        2002 .......................................    0.95%            2,953     8.363751         24,698     -16.36%  6/3/02
                                                        1.10%            4,415     8.356416         36,894     -16.44%  6/3/02
                                                        1.15%               10     8.353969             84     -16.46%  6/3/02
                                                        1.20%              538     8.351517          4,493     -16.48%  6/3/02

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2002 .......................................    0.95%           88,567    10.524358        932,111       5.24% 2/14/02
                                                        1.00%           47,610    10.519699        500,843       5.20% 2/14/02
                                                        1.05%            7,780    10.515050         81,807       5.15% 2/14/02
                                                        1.10%           45,139    10.510385        474,428       5.10% 2/14/02
                                                        1.15%           19,246    10.505725        202,193       5.06% 2/14/02
                                                        1.20%            2,246    10.501064         23,585       5.01% 2/14/02
                                                        1.25%            3,090    10.496415         32,434       4.96% 2/14/02
                                                        1.30%           16,170    10.491757        169,652       4.92% 2/14/02

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.35%            1,956    10.487103         20,513       4.87% 2/14/02
                                                        1.40%           38,330    10.482440        401,792       4.82% 2/14/02
                                                        1.45%              430    10.477782          4,505       4.78% 2/14/02
                                                        1.50%            1,599    10.473114         16,747       4.73% 2/14/02
                                                        1.55%            5,181    10.468453         54,237       4.68% 2/14/02
                                                        1.60%           15,994    10.463799        167,358       4.64% 2/14/02
                                                        1.65%              112    10.459140          1,171       4.59% 2/14/02
                                                        1.70%               34    10.454481            355       4.54% 2/14/02
                                                        1.75%              139    10.449811          1,453       4.50% 2/14/02
                                                        1.80%              213    10.445156          2,225       4.45% 2/14/02
                                                        1.85%            1,496    10.440499         15,619       4.40% 2/14/02
                                                        0.95% EV***     45,130    10.483458        473,118       4.83% 2/14/02
                                                        1.00% EV***     10,591    10.478808        110,981       4.79% 2/14/02
                                                        1.05% EV***      2,005    10.474159         21,001       4.74% 2/14/02
                                                        1.10% EV***     30,490    10.469507        319,215       4.70% 2/14/02
                                                        1.15% EV***        715    10.464858          7,482       4.65% 2/14/02
                                                        1.20% EV***        214    10.460207          2,238       4.60% 2/14/02
                                                        1.30% EV***      2,916    10.450922         30,475       4.51% 2/14/02
                                                        1.35% EV***      4,825    10.446259         50,403       4.46% 2/14/02
                                                        1.40% EV***        836    10.441616          8,729       4.42% 2/14/02
                                                        1.85% EV***         11    10.399742            114       4.00% 2/14/02

     Putnam VT International Growth - IB Shares
        2002 .......................................    0.95%              745     8.133021          6,059     -18.67%  6/3/02
                                                        1.10%            9,453     8.125879         76,814     -18.74%  6/3/02
                                                        1.35%              284     8.113976          2,304     -18.86%  6/3/02

     Putnam VT Small Cap Value - IB Shares
        2002 .......................................    0.95%            3,349     7.761822         25,994     -22.38%  6/3/02
                                                        1.10%            8,845     7.755007         68,593     -22.45%  6/3/02
                                                        1.35%              414     7.743645          3,206     -22.56%  6/3/02

     Putnam VT Voyager Fund - IB Shares
        2002 .......................................    0.95%            4,505     8.223033         37,045     -17.77%  6/3/02
                                                        1.10%            9,548     8.215815         78,445     -17.84%  6/3/02
                                                        1.25%              139     8.208604          1,141     -17.91%  6/3/02
                                                        1.35%              189     8.203790          1,551     -17.96%  6/3/02
                                                        1.50%              301     8.196560          2,467     -18.03%  6/3/02

     Van Kampen LIT - Comstock Portfolio - Class II
        2002 .......................................    0.95%          131,011     8.067168      1,056,888     -19.33% 2/14/02
                                                        1.00%           44,213     8.063596        356,516     -19.36% 2/14/02
                                                        1.05%            3,761     8.060018         30,314     -19.40% 2/14/02
                                                        1.10%           53,173     8.056436        428,385     -19.44% 2/14/02
                                                        1.15%           21,482     8.052858        172,991     -19.47% 2/14/02
                                                        1.20%            8,183     8.049282         65,867     -19.51% 2/14/02
                                                        1.25%           27,948     8.045705        224,861     -19.54% 2/14/02
                                                        1.30%           10,224     8.042132         82,223     -19.58% 2/14/02
                                                        1.35%            1,186     8.038554          9,534     -19.61% 2/14/02
                                                        1.40%          121,172     8.034972        973,614     -19.65% 2/14/02
                                                        1.45%            1,029     8.031389          8,264     -19.69% 2/14/02
                                                        1.50%              293     8.027815          2,352     -19.72% 2/14/02
                                                        1.55%           22,729     8.024234        182,383     -19.76% 2/14/02
                                                        1.60%            6,483     8.020657         51,998     -19.79% 2/14/02
                                                        1.65%            6,061     8.017082         48,592     -19.83% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit        Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.70%            7,533     8.013499           60,366   -19.87% 2/14/02
                                                        1.75%           24,841     8.009925          198,975   -19.90% 2/14/02
                                                        1.80%              592     8.006334            4,740   -19.94% 2/14/02
                                                        1.85%              390     8.002755            3,121   -19.97% 2/14/02
                                                        1.95%            1,363     7.995603           10,898   -20.04% 2/14/02
                                                        2.00%              458     7.992007            3,660   -20.08% 2/14/02
                                                        2.10%              662     7.984854            5,286   -20.15% 2/14/02
                                                        0.95% EV***      4,204     8.030529           33,760   -19.69% 2/14/02
                                                        1.00% EV***      8,296     8.026963           66,592   -19.73% 2/14/02
                                                        1.10% EV***      5,167     8.019827           41,438   -19.80% 2/14/02
                                                        1.15% EV***     15,483     8.016260          124,116   -19.84% 2/14/02
                                                        1.20% EV***      4,070     8.012685           32,612   -19.87% 2/14/02
                                                        1.35% EV***     16,617     8.001972          132,969   -19.98% 2/14/02
                                                        1.40% EV***      3,879     7.998401           31,026   -20.02% 2/14/02
                                                        1.60% EV***        181     7.984119            1,445   -20.16% 2/14/02
                                                        1.75% EV***      2,281     7.973402           18,187   -20.27% 2/14/02
                                                        2.00% EV***         60     7.955533              477   -20.44% 2/14/02

     Van Kampen LIT - Emerging Growth Portfolio - Class II
        2002 .......................................    0.95%           28,575     7.005060          200,170   -29.95% 2/14/02
                                                        1.00%            8,184     7.001952           57,304   -29.98% 2/14/02
                                                        1.05%            1,591     6.998845           11,135   -30.01% 2/14/02
                                                        1.10%           28,866     6.995736          201,939   -30.04% 2/14/02
                                                        1.15%            8,240     6.992636           57,619   -30.07% 2/14/02
                                                        1.20%           11,195     6.989521           78,248   -30.10% 2/14/02
                                                        1.25%           10,386     6.986412           72,561   -30.14% 2/14/02
                                                        1.30%            3,268     6.983301           22,821   -30.17% 2/14/02
                                                        1.35%              327     6.980196            2,283   -30.20% 2/14/02
                                                        1.40%           80,665     6.977083          562,806   -30.23% 2/14/02
                                                        1.45%              654     6.973978            4,561   -30.26% 2/14/02
                                                        1.50%              476     6.970863            3,318   -30.29% 2/14/02
                                                        1.55%           11,069     6.967759           77,126   -30.32% 2/14/02
                                                        1.60%            7,872     6.964652           54,826   -30.35% 2/14/02
                                                        1.65%            3,022     6.961535           21,038   -30.38% 2/14/02
                                                        1.70%            7,963     6.958432           55,410   -30.42% 2/14/02
                                                        1.75%           21,224     6.955324          147,620   -30.45% 2/14/02
                                                        1.80%              633     6.952210            4,401   -30.48% 2/14/02
                                                        1.85%               87     6.949106              605   -30.51% 2/14/02
                                                        2.00%              472     6.939769            3,276   -30.60% 2/14/02
                                                        2.10%              236     6.933545            1,636   -30.66% 2/14/02
                                                        0.95% EV***      1,274     6.971614            8,882   -30.28% 2/14/02
                                                        1.10% EV***      1,530     6.962309           10,652   -30.38% 2/14/02
                                                        1.15% EV***      2,396     6.959217           16,674   -30.41% 2/14/02
                                                        1.20% EV***      2,766     6.956114           19,241   -30.44% 2/14/02
                                                        1.25% EV***      2,220     6.953021           15,436   -30.47% 2/14/02
                                                        1.35% EV***     11,550     6.946805           80,236   -30.53% 2/14/02
                                                        1.40% EV***      2,681     6.943707           18,616   -30.56% 2/14/02
                                                        1.55% EV***        275     6.934398            1,907   -30.66% 2/14/02
                                                        1.60% EV***        128     6.931298              887   -30.69% 2/14/02
                                                        1.75% EV***      1,601     6.921985           11,082   -30.78% 2/14/02
                                                        1.85% EV***         77     6.915775              533   -30.84% 2/14/02
                                                        2.00% EV***        127     6.906475              877   -30.94% 2/14/02

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     VISION Group of Funds - Large Cap Growth Fund II
        2002 .......................................    0.95%            7,047     8.303976           58,518   -16.96% 6/3/02
                                                        1.10%           35,937     8.296695          298,158   -17.03% 6/3/02
                                                        1.20%              714     8.291838            5,920   -17.08% 6/3/02
                                                        1.35%              740     8.284542            6,131   -17.15% 6/3/02
                                                        0.95% EV***        228     8.279113            1,888   -17.21% 6/3/02
                                                        1.10% EV***     11,915     8.271829           98,559   -17.28% 6/3/02

     VISION Group of Funds - Large Cap Value Fund II
        2002 .......................................    0.95%            6,086     7.965083           48,475   -20.35% 6/3/02
                                                        1.10%           35,688     7.958092          284,008   -20.42% 6/3/02
                                                        1.20%              267     7.953430            2,124   -20.47% 6/3/02
                                                        1.25%              281     7.951092            2,234   -20.49% 6/3/02
                                                        1.35%            1,546     7.946434           12,285   -20.54% 6/3/02
                                                        0.95% EV***        243     7.940017            1,929   -20.60% 6/3/02
                                                        1.10% EV***     21,405     7.933032          169,807   -20.67% 6/3/02

     VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
        2002 .......................................    0.95%           66,570     9.269485          617,070   -7.31% 6/3/02
                                                        1.10%          422,266     9.261363        3,910,759   -7.39% 6/3/02
                                                        1.15%           43,455     9.258649          402,335   -7.41% 6/3/02
                                                        1.20%            3,237     9.255939           29,961   -7.44% 6/3/02
                                                        1.25%           11,984     9.253228          110,891   -7.47% 6/3/02
                                                        1.30%              552     9.250520            5,106   -7.49% 6/3/02
                                                        1.35%            8,265     9.247814           76,433   -7.52% 6/3/02
                                                        1.40%              999     9.245099            9,236   -7.55% 6/3/02
                                                        1.55%           13,797     9.236951          127,442   -7.63% 6/3/02
                                                        0.95% EV***     70,182     9.243808          648,749   -7.56% 6/3/02
                                                        1.05% EV***      3,492     9.238399           32,260   -7.62% 6/3/02
                                                        1.10% EV***     57,872     9.235689          534,488   -7.64% 6/3/02
                                                        1.15% EV***     12,519     9.232981          115,588   -7.67% 6/3/02
                                                        1.30% EV***        144     9.224865            1,328   -7.75% 6/3/02
                                                                                              --------------

     2002 Reserves for annuity contracts in payout phase: .................................          390,249
                                                                                              --------------
     2002 Contract owners' equity .........................................................   $1,361,352,650
                                                                                              ==============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point charge in addition to the stated contract expense rate.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                                          Contract
                                                          Expense                     Unit
                                                           Rate*        Units      Fair Value
                                                       -------------   -------   --------------
     AIM VIF - Basic Value Fund - Series II Shares
        2002 .......................................   0.95% to 2.25%  800,468   $ 7.77 to 7.89
     AIM VIF - Capital Appreciation Fund - Series II Shares
        2002 .......................................   0.95% to 1.85%   91,797     7.60 to 7.67
     AIM VIF - Capital Development Fund - Series I Shares
        2002 .......................................       1.10%        2,639        7.78
     AIM VIF - International Equity Fund - Series II Shares
        2002 .......................................   0.95% to 1.85%   99,782    8.47 to  8.54
     AIM VIF - Mid Cap Core Equity Fund - Series I Shares
        2002 .......................................   0.95% to 1.35%   18,668    8.58 to  8.60
     AIM VIF - Premier Equity Fund - Series I Shares
        2002 .......................................   0.95% to 1.20%   10,318    8.20 to  8.21
     AIM VIF - Premier Equity Fund - Series II Shares
        2002 .......................................   0.95% to 1.85%  104,098    7.30 to  7.36
     Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
        2002 .......................................   0.95% to 2.00%  189,416    9.31 to  9.43
     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2002 .......................................   0.95% to 2.00%  504,456    8.96 to  9.07
     Alliance VPSF - Growth & Income Portfolio - Class B
        2002 .......................................   0.95% to 2.25%  256,388    7.93 to  8.06
     Alliance VPSF - Premier Growth Portfolio - Class B
        2002 .......................................   0.95% to 1.75%  106,973    7.39 to  7.44
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................................   0.95% to 1.35%   13,134    8.19 to  8.21
     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................................   1.10% to 1.25%    5,844    7.95 to  7.96
     Dreyfus Stock Index Fund - Initial Shares
        2002 .......................................   0.95% to 1.50%   31,338    6.96 to  8.48
     Federated IS - American Leaders Fund  II - Service Shares
        2002 .......................................   0.95% to 2.25%   27,004    7.99 to  8.09

                                                                        Investment
                                                          Contract        Income           Total
                                                       Owners' Equity     Ratio**        Return***
                                                       --------------   ----------   -----------------
     AIM VIF - Basic Value Fund - Series II Shares
        2002 .......................................     $6,302,001        0.00%     -22.33% to -21.06% (a)(b)
     AIM VIF - Capital Appreciation Fund - Series II Shares
        2002 .......................................        701,623        0.00%     -24.03% to -23.27% (a)(b)
     AIM VIF - Capital Development Fund - Series I Shares
        2002 .......................................         20,535        0.00%            -22.18%    (a)(b)
     AIM VIF - International Equity Fund - Series II Shares
        2002 .......................................        849,893        1.25%     -15.34% to -14.64% (a)(b)
     AIM VIF - Mid Cap Core Equity Fund - Series I Shares
        2002 .......................................        160,441        0.00%     -14.20% to -14.00% (a)(b)
     AIM VIF - Premier Equity Fund - Series I Shares
        2002 .......................................         84,658        0.85%     -18.04% to -17.92% (a)(b)
     AIM VIF - Premier Equity Fund - Series II Shares
        2002 .......................................        763,969        0.73%     -27.00% to -26.35% (a)(b)
     Alliance VPSF - AllianceBernstein International Value Portfolio-Class B
        2002 .......................................      1,781,711        0.07%      -6.92% to  -5.67% (a)(b)
     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio-Class B
        2002 .......................................      4,565,109        0.20%     -10.44% to  -9.26% (a)(b)
     Alliance VPSF - Growth & Income Portfolio - Class B
        2002 .......................................      2,062,156        0.42%     -20.65% to -19.36% (a)(b)
     Alliance VPSF - Premier Growth Portfolio - Class B
        2002 .......................................        793,895        0.00%     -26.11% to -25.58% (a)(b)
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................................        107,755        0.29%     -18.08% to -17.89% (a)(b)
     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................................         46,504        0.52%     -20.49% to -20.42% (a)(b)
     Dreyfus Stock Index Fund - Initial Shares
        2002 .......................................        263,921        1.03%     -15.56% to -15.21% (a)(b)
     Federated IS - American Leaders Fund  II - Service Shares
        2002 .......................................        217,899        0.00%     -20.09% to -19.09% (a)(b)

                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income            Total
                                 Rate*          Units       Fair Value     Owners' Equity     Ratio**         Return***
                             --------------   ---------   --------------   --------------   ----------   -----------------
     Federated IS - Capital Appreciation Fund II - Service Shares
        2002 .............   0.95% to 1.75%      33,487    8.11 to  8.17         272,762       0.00%     -18.87% to -18.33% (a) (b)

     Federated IS - Growth Strategies Fund II
        2002 .............   0.95% to 1.35%      14,512    8.12 to  8.14         118,081       0.00%     -18.78% to -18.59% (a) (b)

     Federated IS - High Income Bond Fund II-Service Shares
        2002 .............   0.95% to 1.85%     317,116    9.84 to  9.96       3,151,615       0.26%      -1.58% to  -0.39% (a) (b)

     Federated IS - International Equity Fund II
        2002 .............   0.95% to 1.10%       2,956    7.75 to  7.76          22,912       0.00%     -22.50% to -22.44% (a) (b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2002 .............   0.95% to 1.40%      68,180   10.58 to 11.19         726,707       0.00%       5.71% to   6.06% (a) (b)

     Federated IS - Quality Bond Fund II - Service Shares
        2002 .............   0.95% to 1.85%     317,535   10.63 to 10.71       3,395,118       0.00%       6.29% to   7.14% (a) (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2002 .............   1.30% to 1.50%   3,956,126    9.73 to 11.66      45,514,268       1.88%     -18.19% to -18.03%
        2001 .............   1.30% to 1.50%   4,706,557   11.90 to 14.23      66,148,100       1.65%      -6.39% to  -6.20%
        2000 .............   1.30% to 1.50%   4,407,750   12.71 to 15.17      65,993,923       1.69%       6.80% to   7.02%
        1999 .............   1.30% to 1.50%   5,321,388   11.90 to 14.17      74,615,584       1.40%       4.73% to   4.95%
        1998 .............   1.30% to 1.50%   5,007,235   11.36 to 13.50      67,077,486       1.13%       9.95% to  10.18%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2002 .............   0.95% to 1.50%   3,205,774    7.60 to  9.39      29,863,633       1.78%     -18.33% to -17.79%
        2001 .............   0.95% to 1.50%   3,845,772    9.30 to 11.42      43,655,784       1.63%      -6.52% to  -6.00%
        2000 .............   0.95% to 1.50%   3,865,570    9.95 to 12.15      46,684,613       1.55%       6.69% to  10.72% (b)
        1999 .............   0.95% to 1.45%   3,572,262    9.33 to 11.32      40,383,800       1.00%      -6.74% to   5.25% (a)
        1998 .............   0.95% to 1.05%   1,789,453   10.75 to 10.76      19,246,517       0.00%       7.49% to   7.59% (a) (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
        2002 .............   0.95% to 2.05%   3,060,579    7.41 to  8.38      24,567,597       1.55%     -19.10% to -17.94%
        2001 .............   0.95% to 2.05%   2,498,838    9.17 to 10.21      24,470,749       0.88%      -7.36% to  -6.13%
        2000 .............   0.95% to 1.80%     716,904    9.96 to 10.87       7,518,035       0.00%       8.06% to   8.74% (a) (b)

     Fidelity(R) VIP - Growth Portfolio - Initial Class
        2002 .............   1.30% to 1.50%   4,940,777    9.13 to 10.69      52,151,808       0.27%     -31.16% to -31.02%
        2001 .............   1.30% to 1.50%   6,886,634   13.26 to 15.50     105,582,045       0.08%     -18.89% to -18.73%
        2000 .............   1.30% to 1.50%   8,772,882   16.35 to 19.07     165,334,903       0.11%     -12.31% to -12.13%
        1999 .............   1.30% to 1.50%   5,918,823   18.65 to 21.70     127,025,604       0.11%      35.38% to  35.65%
        1998 .............   1.30% to 1.50%   3,534,403   13.77 to 16.00      56,063,415       0.33%      37.40% to  37.68%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2002 .............   0.95% to 1.65%   4,896,367    5.99 to  8.95      43,021,685       0.15%     -31.48% to -30.86%
        2001 .............   0.95% to 1.65%   6,382,836    8.72 to 12.95      81,083,471       0.00%     -19.26% to -18.51%
        2000 .............   0.95% to 1.65%   7,210,692   10.78 to 15.89     112,509,474       0.09%     -13.87% to -11.91% (a)
        1999 .............   0.95% to 1.60%   5,140,104   12.33 to 18.04      92,221,506       0.07%      23.31% to  35.98% (a)
        1998 .............   0.95% to 1.05%   1,457,519   13.25 to 13.27      19,330,165       0.00%      32.54% to  32.66% (a) (b)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2002 .............   0.95% to 2.05%   5,078,891    4.62 to  6.01      26,394,901       0.15%     -32.10% to -30.96%
        2001 .............   0.95% to 2.05%   5,230,827    6.77 to  8.76      39,867,391       0.06%     -19.85% to -18.65%
        2000 .............   0.95% to 1.95%   2,836,389    8.42 to 10.84      26,677,487       0.00%     -15.78% to -15.21% (a) (b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                Contract                                                     Investment
                                Expense                         Unit           Contract        Income           Total
                                 Rate*           Units       Fair Value     Owners' Equity     Ratio**        Return***
                             --------------   ----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2002 .............   1.30% to 1.50%    5,320,080    6.88 to  8.15      42,857,955      11.06%       1.89% to   2.10%
        2001 .............   1.30% to 1.50%    6,430,955    6.75 to  7.98      50,812,539      14.87%     -13.06% to -12.89%
        2000 .............   1.30% to 1.50%    8,816,840    7.76 to  9.16      80,112,970       7.92%     -23.63% to -23.48%
        1999 .............   1.30% to 1.50%   12,082,053   10.16 to 11.97     143,694,787       9.51%       6.53% to   6.75%
        1998 .............   1.30% to 1.50%   13,830,084    9.54 to 11.21     154,411,423       7.15%      -5.76% to  -5.57%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2002 .............   0.95% to 1.50%    2,867,219    6.54 to  7.12      19,402,091      11.30%       2.02% to   2.63%
        2001 .............   0.95% to 1.50%    3,557,526    6.41 to  6.97      23,468,385      13.90%     -13.33% to -12.74%
        2000 .............   0.95% to 1.50%    3,992,582    7.38 to  8.03      30,190,276       7.70%     -23.77% to -22.41% (b)
        1999 .............   0.95% to 1.50%    4,070,551    9.69 to  9.87      40,145,881       6.56%      -3.14% to   7.05% (a)
        1998 .............   0.95% to 1.05%    2,131,865    9.21 to  9.22      19,647,225       0.00%      -7.90% to  -7.81% (a) (b)

     Fidelity(R)VIP - High Income Portfolio - Service Class 2
        2002 .............   0.95% to 1.85%    1,469,078    6.33 to  7.18      10,042,551      10.25%       0.93% to   2.32%
        2001 .............   0.95% to 1.85%    1,355,213    6.28 to  7.02       9,074,924       9.49%     -14.03% to -12.77%
        2000 .............   0.95% to 1.65%      551,199    7.36 to  8.05       4,280,997       0.00%     -20.02% to -19.53% (a) (b)

     Fidelity(R) VIP - Money Market Portfolio - Initial Class
        2002 .............   0.95% to 1.75%    7,161,135   10.92 to 12.26      85,645,681       1.71%      -0.28% to   0.73%
        2001 .............   0.95% to 1.75%    9,148,479   10.93 to 12.21     109,227,617       4.01%       2.13% to   3.15%
        2000 .............   0.95% to 1.65%    5,501,161   10.70 to 11.88      64,255,177       5.79%       4.56% to   5.33%
        1999 .............   0.95% to 1.50%    7,052,083   10.27 to 11.32      78,688,252       5.17%       2.66% to   4.17% (a)
        1998 .............   0.95% to 1.50%    5,878,322   10.40 to 10.91      63,266,840       5.11%       3.88% to   4.09%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2002 .............   1.30% to 1.50%    3,295,102    7.50 to  8.87      28,981,568       0.89%     -21.48% to -21.32%
        2001 .............   1.30% to 1.50%    4,434,023    9.55 to 11.27      49,606,349       5.64%     -22.36% to -22.20%
        2000 .............   1.30% to 1.50%    5,540,719   12.30 to 14.49      79,759,887       1.60%     -20.32% to -20.16%
        1999 .............   1.30% to 1.50%    5,705,562   15.44 to 18.15     103,020,700       1.33%      40.49% to  40.77%
        1998 .............   1.30% to 1.50%    6,183,933   10.99 to 12.89      79,447,569       1.87%      11.06% to  11.29%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2002 .............   0.95% to 1.50%    1,459,258    6.34 to  7.36      10,652,687       0.78%     -21.77% to -21.10%
        2001 .............   0.95% to 1.60%    1,789,118    8.05 to  9.33      16,552,660       5.53%     -22.65% to -22.02%
        2000 .............   0.95% to 1.60%    2,059,621   10.40 to 11.96      24,456,825       1.36%     -20.44% to -16.44% (b)
        1999 .............   0.95% to 1.50%    1,375,610   13.08 to 14.94      20,524,133       0.76%      30.76% to  41.11% (a)
        1998 .............   0.95% to 1.05%      554,075   10.58 to 10.59       5,864,005       0.00%       5.77% to   5.87% (a) (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2
        2002 .............   0.95% to 1.95%    1,167,806    5.03 to  6.34       6,583,033       0.84%     -22.36% to -21.21%
        2001 .............   0.95% to 1.95%    1,274,635    6.45 to  8.09       9,256,296       4.73%     -23.06% to -21.92%
        2000 .............   0.95% to 1.95%      839,810    8.34 to 10.42       7,920,174       0.00%     -16.56% to -16.00% (a) (b)

     Fidelity(R) VIP - Value Portfolio - Service Class
        2002 .............   0.95% to 1.10%       71,212    7.82 to  7.84         558,177       0.12%     -16.70% to -16.57%
        2001 .............   0.95% to 1.10%       66,001    9.37 to  9.40         620,160       0.20%      -6.28% to  -6.01% (a) (b)

     Fidelity(R) VIP - Value Portfolio - Service Class 2
        2002 .............   0.95% to 1.95%      176,457    7.71 to  7.83       1,373,675       0.12%     -17.51% to -16.67%
        2001 .............   0.95% to 1.95%      145,526    9.34 to  9.40       1,364,395       0.20%      -6.57% to  -6.01% (a) (b)


                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income           Total
                                  Rate*         Units       Fair Value     Owners' Equity     Ratio**         Return***
                             --------------   ---------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
        2002 .............   1.30% to 1.50%     871,353   10.17 to 11.74      10,084,620       4.11%     -10.10% to  -9.92%
        2001 .............   1.30% to 1.50%   1,032,325   11.32 to 13.03      13,288,122       4.42%      -5.54% to  -5.34%
        2000 .............   1.30% to 1.50%   1,247,384   11.98 to 13.77      16,988,959       3.43%      -5.36% to  -5.17%
        1999 .............   1.30% to 1.50%   1,371,570   12.66 to 14.52      19,726,587       2.96%       9.43% to   9.65%
        1998 .............   1.30% to 1.50%   1,147,136   11.57 to 13.24      15,092,047       2.79%      13.33% to  13.56%

     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
        2002 .............   0.95% to 1.50%     761,504    8.46 to  9.93       7,520,585       4.17%     -10.22% to  -9.72%
        2001 .............   0.95% to 1.50%     962,708    9.42 to 11.00      10,538,664       4.21%      -5.69% to  -5.16%
        2000 .............   0.95% to 1.50%   1,022,687    9.99 to 11.60      11,809,571       3.12%      -5.49% to  -3.21% (b)
        1999 .............   0.95% to 1.25%     926,710   10.59 to 12.20      11,290,213       1.80%       5.89% to   9.96% (a)
        1998 .............   0.95% to 1.05%     335,134   11.09 to 11.10       3,718,590       0.00%      10.89% to  10.99% (a)(b)

     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
        2002 .............   0.95% to 2.05%     584,811    7.86 to  8.45       4,820,661       4.15%     -10.89% to  -9.89%
        2001 .............   0.95% to 2.05%     718,290    8.82 to  9.42       6,588,726       3.01%      -6.36% to  -5.30%
        2000 .............   0.95% to 1.50%     322,819    9.45 to 10.00       3,141,410       0.00%      -5.79% to  -5.16% (a)(b)

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class
        2002 .............   1.30% to 1.50%     607,643    8.81 to 10.39       6,237,888       3.09%     -16.79% to -16.63%
        2001 .............   1.30% to 1.50%     805,715   10.59 to 12.46       9,931,127       3.07%      -8.79% to  -8.60%
        2000 .............   1.30% to 1.50%     951,332   11.61 to 13.63      12,850,645       2.16%     -13.78% to -13.60%
        1999 .............   1.30% to 1.50%   1,005,749   13.46 to 15.78      15,748,524       2.28%      13.53% to  13.76%
        1998 .............   1.30% to 1.50%     960,123   11.86 to 13.87      13,224,069       1.70%      15.81% to  16.04%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class
        2002 .............   0.95% to 1.50%     511,396    7.06 to  8.53       4,338,581       2.88%     -16.98% to -16.34%
        2001 .............   0.95% to 1.50%     642,356    8.48 to 10.20       6,517,623       2.96%      -9.12% to  -8.39%
        2000 .............   0.95% to 1.50%     780,807    9.31 to 11.14       8,656,675       2.02%     -13.90% to -11.35% (b)
        1999 .............   0.95% to 1.40%     626,500   10.82 to 12.86       8,038,315       1.30%       8.25% to  14.04% (a)
        1998 .............   0.95% to 1.05%     221,586   11.27 to 11.28       2,498,347       0.00%      12.69% to  12.79% (a)(b)

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2

        2002 .............   0.95% to 1.85%     463,222    6.49 to  7.05       3,184,600       2.75%     -17.56% to -16.63%
        2001 .............   0.95% to 1.85%     557,576    7.86 to  8.49       4,615,931       2.40%      -9.54% to  -8.48%
        2000 .............   0.95% to 1.50%     332,937    8.69 to  9.33       3,012,889       0.00%     -13.26% to -12.83% (a)(b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
        2002 .............   1.30% to 1.50%   4,767,339   11.07 to 13.20      62,231,480       0.93%     -10.71% to -10.53%
        2001 .............   1.30% to 1.50%   6,221,749   12.40 to 14.75      90,878,389       0.83%     -13.57% to -13.39%
        2000 .............   1.30% to 1.50%   7,644,417   14.34 to 17.03     128,941,241       0.36%      -8.02% to  -7.83%
        1999 .............   1.30% to 1.50%   6,829,276   15.59 to 18.48     125,225,537       0.41%      22.39% to  22.64%
        1998 .............   1.30% to 1.50%   5,654,848   12.74 to 15.07      84,720,210       0.55%      28.03% to  28.29%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2002 .............   0.95% to 1.85%   3,563,729    7.89 to 11.10      38,984,835       0.79%     -11.10% to -10.29%
        2001 .............   0.95% to 1.85%   4,223,233    8.87 to 12.37      51,409,430       0.71%     -13.99% to -13.20%
        2000 .............   0.95% to 1.85%   4,732,884   10.32 to 14.25      66,411,989       0.34%      -8.43% to  -7.60%
        1999 .............   0.95% to 1.85%   3,671,712   11.27 to 15.42      56,270,546       0.23%      12.67% to  22.97% (a)
        1998 .............   0.95% to 1.05%   1,182,941   12.53 to 12.54      14,829,049       0.00%      25.28% to  25.39% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                Contract                                                     Investment
                                Expense                         Unit           Contract        Income          Total
                                 Rate*           Units       Fair Value     Owners' Equity    Ratio**        Return***
                             --------------   ----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
        2002 .............   0.95% to 2.25%    2,721,894    6.96 to  7.97      20,351,677       0.73%     -12.07% to -10.46%
        2001 .............   0.95% to 1.95%    2,520,595    7.89 to  8.94      21,192,128       0.61%     -14.39% to -13.31%
        2000 .............   0.95% to 1.95%    1,456,068    9.19 to 10.37      14,198,053       0.00%      -8.10% to  -7.48% (a)(b)

     Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
        2002 .............   0.95% to 2.05%    9,224,993    6.27 to 11.23      87,694,970       1.46%     -23.95% to -22.99%
        2001 .............   0.95% to 2.05%   12,613,054    8.24 to 14.63     156,372,138       1.16%     -14.03% to -12.94%
        2000 .............   0.95% to 1.85%   12,597,944    9.60 to 16.87     183,656,601       1.02%     -10.97% to  -8.77% (b)
        1999 .............   0.95% to 1.85%   10,298,457   10.78 to 18.84     169,927,163       0.65%       7.84% to  19.37%
        1998 .............   0.95% to 1.50%    5,042,570   12.19 to 15.84      75,161,986       0.71%      21.93% to  26.66%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class
        2002 .............   0.95% to 1.85%    7,974,078   12.17 to 14.54     110,984,969       3.72%       8.23% to   9.29%
        2001 .............   0.95% to 1.85%    7,585,546   11.24 to 13.35      96,862,508       4.69%       6.39% to   7.43%
        2000 .............   0.95% to 1.50%    5,949,869   10.59 to 12.47      71,344,582       6.46%       9.56% to  10.69% (b)
        1999 .............   0.95% to 1.50%    6,002,359    9.80 to 11.36      66,064,225       3.71%      -2.53% to  -1.86% (b)
        1998 .............   0.95% to 1.50%    4,742,601   10.68 to 11.63      54,052,168       3.38%       6.81% to   7.43% (a)

     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class
        2002 .............   0.95% to 1.00%       24,455    6.64 to  6.71         163,905       0.00%     -27.45% to -27.04%
        2001 .............   0.95% to 1.60%       34,552    9.09 to  9.19         316,794       0.24%      -9.14% to  -8.10% (a)(b)

     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2
        2002 .............   0.95% to 1.95%      206,142    6.48 to  6.64       1,357,901       0.00%     -28.24% to -27.32%
        2001 .............   0.95% to 1.95%      148,920    9.03 to  9.13       1,354,945       0.01%      -9.73% to  -8.66% (a)(b)

     Fidelity(R) VIP III - Balanced Portfolio - Initial Class
        2002 .............   1.30% to 1.50%    4,262,434   10.07 to 14.58      61,479,112       3.31%     -10.09% to  -9.91%
        2001 .............   1.30% to 1.50%    5,526,702   11.20 to 16.18      88,567,556       3.91%      -3.06% to  -2.86%
        2000 .............   1.30% to 1.50%    6,578,862   11.56 to 16.66     108,586,163       3.38%      -5.73% to  -5.54%
        1999 .............   1.30% to 1.50%    8,763,242   12.26 to 17.64     153,189,833       2.38%       2.98% to   3.19%
        1998 .............   1.30% to 1.50%    9,752,782   11.90 to 17.09     165,677,490       2.30%      15.88% to  16.11%

     Fidelity(R) VIP III - Balanced Portfolio - Service Class
        2002 .............   0.95% to 1.50%    1,814,362    7.99 to  9.77      17,626,815       3.16%     -10.33% to  -9.62%
        2001 .............   0.95% to 1.50%    2,135,354    8.89 to 10.81      22,968,602       3.61%      -3.21% to  -2.66%
        2000 .............   0.95% to 1.50%    2,312,256    9.18 to 11.11      25,544,792       3.02%      -5.81% to  -3.64% (b)
        1999 .............   0.95% to 1.45%    2,274,719    9.75 to 11.73      26,616,727       1.44%      -2.49% to   3.44% (a)
        1998 .............   0.95% to 1.05%      842,207   11.33 to 11.34       9,548,789       0.00%      13.31% to  13.41% (a)(b)

     Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
        2002 .............   0.95% to 1.95%    1,143,308    7.79 to  8.42       9,326,361       3.07%     -10.87% to  -9.80%
        2001 .............   0.95% to 1.95%    1,239,800    8.76 to  9.34      11,239,345       2.30%      -3.87% to  -2.81%
        2000 .............   0.95% to 1.80%      465,235    9.13 to  9.61       4,365,642       0.00%      -4.52% to  -3.91% (a)(b)

     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class
        2002 .............   0.95% to 1.40%      113,186    5.46 to  5.67         641,374       0.16%      -8.63% to  -8.11%
        2001 .............   0.95% to 1.40%      125,342    5.97 to  6.17         772,763       0.10%     -29.81% to -29.29%
        2000 .............   0.95% to 1.00%       62,831    8.51 to  8.73         547,667       0.00%     -12.82% to -12.70% (a) (b)

                                 Contract                                                     Investment
                                  Expense                        Unit           Contract        Income           Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                              --------------   ----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2
        2002 ..............   0.95% to 1.85%      519,737    5.36 to  5.65       2,870,056       0.18%      -9.55% to  -8.43%
        2001 ..............   0.95% to 1.85%      468,870    5.92 to  6.17       2,838,644       0.10%     -30.28% to -29.29%
        2000 ..............   0.95% to 1.50%      140,556    8.50 to  8.73       1,201,150       0.00%     -14.99% to -12.70% (a)(b)

     Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class
        2002 ..............   1.30% to 1.50%    2,571,965   10.01 to 12.01      30,530,496       1.47%     -17.87% to -17.70%
        2001 ..............   1.30% to 1.50%    3,350,144   12.19 to 14.60      48,279,112       1.39%     -10.12% to  -9.94%
        2000 ..............   1.30% to 1.50%    3,868,257   13.56 to 16.21      61,968,226       1.18%      -5.05% to  -4.86%
        1999 ..............   1.30% to 1.50%    4,343,583   14.28 to 17.04      73,273,279       0.57%       7.53% to   7.75%
        1998 ..............   1.30% to 1.50%    3,653,989   13.28 to 15.81      57,354,938       0.00%      27.65% to  27.91%

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class
        2002 ..............   0.95% to 1.50%    3,561,810    7.01 to  9.51      33,518,982       1.37%     -18.16% to -17.48%
        2001 ..............   0.95% to 1.50%    4,431,368    8.55 to 11.53      50,445,917       1.31%     -10.23% to  -9.72%
        2000 ..............   0.95% to 1.50%    5,015,994    9.52 to 12.77      63,285,340       1.11%      -5.13% to  -2.69% (b)
        1999 ..............   0.95% to 1.50%    4,429,385   10.03 to 13.39      59,046,397       0.34%       0.34% to   8.03% (a)
        1998 ..............   0.95% to 1.05%    1,481,995   12.38 to 12.39      18,359,783       0.00%      23.81% to  23.92% (a)(b)

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2
        2002 ..............   0.95% to 2.00%    2,031,206    6.74 to  7.29      14,463,378       1.39%     -18.93% to  17.64%
        2001 ..............   0.95% to 1.80%    2,085,900    8.36 to  8.86      18,097,561       1.09%     -11.11% to  -9.88%
        2000 ..............   0.95% to 1.55%    1,190,512    9.44 to  9.83      11,496,342       0.00%      -2.41% to  -1.73% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
        2002 ..............   1.30% to 1.50%   11,062,424    6.94 to 13.22     143,427,725       1.16%     -23.02% to -22.86%
        2001 ..............   1.30% to 1.50%   15,292,145    9.02 to 17.14     257,389,800       0.40%     -15.71% to -15.54%
        2000 ..............   1.30% to 1.50%   20,319,673   10.70 to 20.30     405,641,733       1.45%     -18.31% to -18.14%
        1999 ..............   1.30% to 1.50%   28,962,630   13.10 to 24.79     707,577,101       1.04%       2.71% to   2.92%
        1998 ..............   1.30% to 1.50%   32,522,416   12.75 to 24.09     775,453,637       0.98%      22.75% to  23.00%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2002 ..............   0.95% to 1.50%    5,326,989    5.23 to  6.62      34,909,704       0.98%     -23.31% to -22.66%
        2001 ..............   0.95% to 1.50%    6,880,064    6.79 to  8.56      58,328,051       0.26%     -16.01% to -15.26%
        2000 ..............   0.95% to 1.50%    8,553,468    8.06 to 10.10      85,665,568       1.31%     -18.41% to -15.47% (b)
        1999 ..............   0.95% to 1.50%    8,482,052    9.88 to 12.32     104,212,302       0.64%      -1.17% to   3.19% (a)
        1998 ..............   0.95% to 1.05%    3,858,362   11.93 to 11.94      46,040,394       0.00%      19.25% to  19.36% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2
        2002 ..............   0.95% to 1.80%    1,328,408    5.07 to  5.56       7,176,456       0.90%     -23.83% to -22.75%
        2001 ..............   0.95% to 1.80%    1,663,455    6.66 to  7.19      11,651,717       0.34%     -16.69% to -15.46%
        2000 ..............   0.95% to 1.95%    1,140,517    8.07 to  8.51       9,499,059       0.00%     -15.49% to -14.92% (a)(b)

     Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
        2002 ..............       1.30%           155,616       16.39            2,550,019       1.00%          -11.00%
        2001 ..............       1.30%           157,589       18.41            2,901,358       0.00%           -4.48%
        2000 ..............       1.30%           155,784       19.27            3,002,511       0.72%           31.98%
        1999 ..............       1.30%            18,466       14.60              269,661       0.00%           46.03%       (a)(b)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
        2002 ..............   0.95% to 1.50%    1,047,270   14.96 to 16.55      17,266,663       0.95%     -11.43% to -10.75%
        2001 ..............   0.95% to 1.60%    1,331,713   16.86 to 18.54      24,618,561       0.00%      -5.35% to  -4.29%
        2000 ..............   0.95% to 1.50%    1,451,675   17.71 to 19.37      28,051,236       0.60%      19.84% to  32.27% (a)
        1999 ..............   0.95% to 1.50%      293,080   13.47 to 14.64       4,287,942       0.00%      34.66% to  46.44% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                  Expense                        Unit           Contract        Income           Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                              --------------   ----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2

        2002 ..............   0.95% to 2.05%    2,143,293    9.24 to 15.07      24,940,094       0.87%     -12.23% to -10.88%
        2001 ..............   0.95% to 2.05%    2,002,516   10.49 to 16.99      26,713,881       0.00%      -5.69% to  -4.44%
        2000 ..............   0.95% to 1.95%      972,592   11.10 to 17.86      13,940,815       0.59%      11.04% to  11.79% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2002 ..............    0.95% to 1.25%       7,968    7.92 to  7.94          63,181       0.00%     -20.78% to -20.64% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
        2002 ..............   0.95% to 1.95%      108,052    7.43 to  7.51         809,528       0.00%     -25.70% to -24.91% (a)(b)

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2002 ..............   0.95% to 1.35%       27,539    8.90 to  8.94         245,943       0.00%     -10.95% to -10.62% (a)(b)

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class   I
        2002 ..............   0.95% to 1.35%        5,514    7.76 to  7.77          42,825       0.00%     -22.45% to -22.27% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2002 ..............   0.95% to 1.50%        8,310    8.06 to  8.31          68,339       0.31%     -17.22% to -16.91% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
        2002 ..............   0.95% to 2.00%      170,381    7.83 to  7.91       1,344,861       0.27%     -21.72% to -20.87% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class II
        2002 ..............   0.95% to 2.00%       57,258    8.00 to  8.08         461,497       0.19%     -19.96% to -19.21% (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2002 ..............   0.95% to 1.85%    1,894,099   10.79 to 11.45      20,858,722       3.72%       7.48% to   8.75% (a)(b)

     Gartmore GVIT ID Aggressive Fund
        2002 ..............   0.95% to 1.80%      255,545    8.17 to  8.32       2,116,196       0.77%     -17.63% to -16.79% (a)(b)

     Gartmore GVIT ID Conservative Fund
        2002 ..............   0.95% to 1.85%      881,738    9.84 to  9.96       8,755,969       2.20%      -1.62% to  -0.43% (a)(b)

     Gartmore GVIT ID Moderate Fund
        2002 ..............   0.95% to 2.10%    2,265,379    8.95 to  9.09      20,515,389       1.47%     -10.15% to  -9.09% (a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2002 ..............   0.95% to 2.10%      974,155    8.50 to  8.66       8,409,020       1.15%     -14.43% to -13.41% (a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2002 ..............   0.95% to 1.85%    1,345,876    9.44 to  9.57      12,841,716       1.92%      -5.43% to  -4.28% (a)(b)

     Gartmore GVIT Money Market Fund - Class I
        2002 ..............   0.95% to 1.85%    3,211,806    9.94 to 10.20      32,559,252       0.89%      -1.22% to   0.22% (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
        2002 ..............   0.95% to 2.00%      167,244    7.07 to  7.17       1,197,349       0.00%     -29.27% to -28.25% (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2002 ..............   0.95% to 1.20%        1,074    6.87 to  7.67           8,098       0.02%     -23.44% to -23.26% (a)(b)

                                                      Contract                                                 Investment
                                                       Expense                    Unit           Contract         Income
                                                       Rate*         Units      Fair Value     Owners' Equity     Ratio**
                                                    --------------  -------   --------------   --------------   ----------
     Gartmore GVIT Small Cap Value Fund - Class II
        2002.....................................   0.95% to 1.85%  112,208    7.07 to  7.13        799,034        0.00%

     Gartmore GVIT Small Company Fund - Class I
        2002.....................................   0.95% to 1.35%    4,671    8.22 to  8.23         38,430        0.00%

     Gartmore GVIT Small Company Fund - Class II
        2002.....................................   0.95% to 2.00%  135,334    8.37 to  8.45      1,141,193        0.00%

     MFS(R) VIT - Investors Growth Series - Service Class
        2002.....................................   0.95% to 2.10%  137,254    7.41 to  7.51      1,026,789        0.00%

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2002.....................................   0.95% to 2.10%  284,611    6.27 to  6.36      1,804,391        0.00%

     MFS(R) VIT - New Discovery Series - Service Class
        2002.....................................   0.95% to 2.25%  190,543    7.12 to  7.24      1,374,831        0.00%

     MFS(R) VIT - Value Series - Service Class
        2002.....................................   0.95% to 1.95%  221,613    8.50 to  8.58      1,894,709        0.00%

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2002.....................................   0.95% to 2.25%  514,036    7.61 to  7.74      3,964,545        0.01%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2002.....................................   0.95% to 1.10%    5,633    7.91 to  7.92         44,600        0.00%

     Oppenheimer Global Securities Fund/VA - Service Class
        2002.....................................   0.95% to 2.10%  462,585    7.80 to  7.91      3,647,480        0.00%

     Oppenheimer High Income Fund/VA - Initial Class
        2002.....................................   0.95% to 1.35%   21,980    9.61 to  9.64        211,638        0.00%

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
        2002.....................................   0.95% to 2.10%  443,060    8.07 to  8.18      3,613,964        0.01%

     Oppenheimer Main Street Small Cap Fund/VA - Initial Class
        2002.....................................   0.95% to 1.20%    7,916    8.35 to  8.36         66,169        0.00%

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2002.....................................   0.95% to 1.85%  393,065   10.40 to 10.52      4,126,784        0.08%

     Putnam VT International Growth - IB Shares
        2002.....................................   0.95% to 1.35%   10,482    8.11 to  8.13         85,177        0.00%

     Putnam VT Small Cap Value - IB Shares
        2002.....................................   0.95% to 1.35%   12,608    7.74 to  7.76         97,793        0.00%

     Putnam VT Voyager Fund - IB Shares
        2002.....................................   0.95% to 1.50%   14,682    8.20 to  8.22        120,649        0.00%

     Van Kampen LIT - Comstock Portfolio - Class II
        2002.....................................   0.95% to 2.10%  555,025    7.96 to  8.07      4,464,450        0.01%

     Van Kampen LIT - Emerging Growth Portfolio-Class II
        2002.....................................   0.95% to 2.10%  261,630    6.91 to  7.01      1,825,726        0.00%
                                                      Total
                                                     Return***
                                                    ---------
     Gartmore GVIT Small Cap Value Fund - Class II
        2002.....................................   -29.32% to -28.67% (a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2002.....................................   -17.84% to -17.65% (a)(b)

     Gartmore GVIT Small Company Fund - Class II
        2002.....................................   -16.34% to -15.50% (a)(b)

     MFS(R) VIT - Investors Growth Series - Service Class
        2002.....................................   -25.95% to -24.90% (a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2002.....................................   -37.29% to -36.35% (a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
        2002.....................................   -28.79% to -27.61% (a)(b)

     MFS(R) VIT - Value Series - Service Class
        2002.....................................   -15.00% to -14.18% (a)(b)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2002.....................................   -23.87% to -22.62% (a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2002.....................................   -20.85% to -20.78% (a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
        2002.....................................   -22.01% to -20.93% (a)(b)

     Oppenheimer High Income Fund/VA - Initial Class
        2002.....................................    -3.86% to  -3.63% (a)(b)

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
        2002.....................................   -19.31% to -18.20% (a)(b)

     Oppenheimer Main Street Small Cap Fund/VA - Initial Class
        2002.....................................   -16.48% to -16.36% (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2002.....................................     4.00% to   5.24% (a)(b)

     Putnam VT International Growth - IB Shares
        2002.....................................   -18.86% to -18.67% (a)(b)

     Putnam VT Small Cap Value - IB Shares
        2002.....................................   -22.56% to -22.38% (a)(b)

     Putnam VT Voyager Fund - IB Shares
        2002.....................................   -18.03% to -17.77% (a)(b)

     Van Kampen LIT - Comstock Portfolio - Class II
        2002.....................................   -20.44% to -19.33% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio-Class II
        2002.....................................   -30.94% to -29.95% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                                               Investment
                                                          Expense                    Unit          Contract        Income
                                                            Rate*       Units     Fair Value    Owners' Equity     Ratio**
                                                       -------------   -------   ------------   --------------   ----------
     VISION Group of Funds - Large Cap Growth Fund II
           2002.....................................   0.95% to 1.35%   56,581   8.27 to 8.30        469,174        0.00%

     VISION Group of Funds - Large Cap Value Fund II
           2002.....................................   0.95% to 1.35%   65,516   7.93 to 7.97        520,862        0.21%

     VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
           2002.....................................   0.95% to 1.55%  715,334   9.22 to 9.27      6,621,646        0.23%
                                                                                                   ---------
                                                         Total
                                                       Return***
                                                       ---------

     VISION Group of Funds - Large Cap Growth Fund II
           2002.....................................   -17.28% to -16.96% (a)(b)

     VISION Group of Funds - Large Cap Value Fund II
           2002.....................................   -20.67% to -20.35% (a)(b)

     VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
           2002.....................................    -7.75% to  -7.31% (a)(b)

     2002 Reserves for annuity contracts in payout phase:.....................................          390,249
                                                                                                 --------------
     2002 Contract owners' equity.............................................................   $1,361,352,650
                                                                                                 ==============

     2001 Reserves for annuity contracts in payout phase:.....................................          372,928
                                                                                                 --------------
     2001 Contract owners' equity.............................................................   $1,725,843,186
                                                                                                 ==============

     2000 Reserves for annuity contracts in payout phase:.....................................          553,897
                                                                                                 --------------
     2000 Contract owners' equity.............................................................   $2,060,057,497
                                                                                                 ==============

     1999 Reserves for annuity contracts in payout phase:.....................................          404,434
                                                                                                 --------------
     1999 Contract owners' equity.............................................................   $2,321,489,033
                                                                                                 ==============

     1998 Reserves for annuity contracts in payout phase:.....................................          226,585
                                                                                                 --------------
     1998 Contract owners' equity.............................................................   $1,820,312,727
                                                                                                 ==============

     * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed due to the EV option.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-7:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

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                                      115

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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